UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2016

Item 1:	Report(s) to Shareholders.

2016 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Emerging Markets Corporate Debt Fund

Emerging Markets Currency Fund

Emerging Markets Local Bond Fund

Multi-Asset Global Opportunity Fund

For the six-month period ended June 30, 2016

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector/Portfolio Allocation

Schedules of Investments:

11	Emerging Markets Corporate Debt Fund

20	Emerging Markets Currency Fund

51	Emerging Markets Local Bond Fund

58	Multi-Asset Global Opportunity Fund

62	Statements of Assets and Liabilities

66	Statements of Operations

68	Statements of Changes in Net Assets

72	Financial Highlights

84	Notes to Financial Statements

112	Supplemental Information to Shareholders

Lord Abbett Emerging Markets Corporate Debt Fund,
Lord Abbett Emerging Markets Currency Fund,
Lord Abbett Emerging Markets Local Bond Fund, and
Lord Abbett Multi-Asset Global Opportunity Fund
Semiannual Report

For the six-month period ended June 30, 2016

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended June 30, 2016. For additional information about the Funds, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 through June 30, 2016).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 1/1/16 – 6/30/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Emerging Markets Corporate Debt Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/16 -
	1/1/16	6/30/16	6/30/16
Class A
Actual	$1,000.00	$1,081.20	$5.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.64	$5.27
Class C
Actual	$1,000.00	$1,078.50	$8.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.41	$8.52
Class F
Actual	$1,000.00	$1,082.20	$4.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.77
Class I
Actual	$1,000.00	$1,082.40	$4.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.27
Class R2
Actual	$1,000.00	$1,082.40	$4.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.27
Class R3
Actual	$1,000.00	$1,082.40	$4.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.27
Class R4
Actual	$1,000.00	$1,081.00	$5.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.52
Class R5
Actual	$1,000.00	$1,082.40	$4.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.27
Class R6*
Actual	$1,000.00	$1,082.70	$4.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.97

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.70% for Class C, 0.95% for Class F, 0.85% for Classes I, R2 and R3, 1.10% for Class R4, 0.85% for Class R5 and 0.79% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).
*	The annualized expenses for Class R6 have been updated to 0.77%. Had the updated expense ratio been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
		Before
	Actual	Expenses)
Class R6	$3.99	$3.87

Portfolio Holdings Presented by Sector

June 30, 2016

Sector*	%**
Auto	1.12%
Basic Industry	0.99%
Consumer Cyclical	3.67%
Consumer Discretionary	0.55%
Consumer Services	3.01%
Consumer Staples	5.53%
Energy	17.79%
Financial Services	30.20%
Foreign Government	1.51%
Health Care	0.58%
Sector*	%**
Integrated Oils	0.22%
Materials & Processing	11.22%
Other	1.56%
Technology	2.02%
Telecommunications	8.56%
Transportation	1.65%
Utilities	6.65%
Repurchase Agreement	3.17%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Emerging Markets Currency Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/16 -
	1/1/16	6/30/16	6/30/16
Class A
Actual	$1,000.00	$1,059.50	$5.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.89	$5.02
Class B
Actual	$1,000.00	$1,057.10	$9.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.86	$9.07
Class C
Actual	$1,000.00	$1,056.10	$8.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.86	$8.07
Class F
Actual	$1,000.00	$1,060.00	$4.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.52
Class I
Actual	$1,000.00	$1,060.60	$4.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.02
Class R2
Actual	$1,000.00	$1,057.30	$7.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.02
Class R3
Actual	$1,000.00	$1,058.10	$6.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.47
Class R4
Actual	$1,000.00	$1,059.40	$5.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.79	$5.12
Class R5
Actual	$1,000.00	$1,060.80	$3.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.82
Class R6
Actual	$1,000.00	$1,061.40	$3.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.58	$3.32

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.00% for Class A, 1.81% for Class B, 1.61% for Class C, 0.90% for Class F, 0.80% for Class I, 1.40% for Class R2, 1.29% for Class R3, 1.02% for Class R4, 0.76% for Class R5 and 0.66% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2016

Sector*	%**
Asset Backed	11.20%
Automotive	2.42%
Banking	6.07%
Basic Industry	3.70%
Capital Goods	1.54%
Consumer Goods	1.72%
Energy	15.56%
Financial Services	2.84%
Foreign Government	1.75%
Healthcare	3.72%
Insurance	0.75%
Leisure	1.69%
Sector*	%**
Media	2.52%
Mortgage-Backed	20.60%
Municipal	0.17%
Real Estate	4.51%
Retail	0.35%
Service	0.60%
Technology & Electronics	4.68%
Telecommunications	1.21%
Transportation	1.15%
U.S. Government	8.70%
Utility	2.55%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Emerging Markets Local Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/16 -
	1/1/16	6/30/16	6/30/16
Class A
Actual	$1,000.00	$1,123.10	$5.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.64	$5.27
Class C
Actual	$1,000.00	$1,118.30	$9.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.26	$8.67
Class F
Actual	$1,000.00	$1,121.60	$5.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.77
Class I
Actual	$1,000.00	$1,123.10	$4.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.27
Class R2
Actual	$1,000.00	$1,123.10	$4.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.27
Class R3
Actual	$1,000.00	$1,123.10	$4.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.27
Class R4
Actual	$1,000.00	$1,121.90	$5.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.52
Class R5
Actual	$1,000.00	$1,123.30	$4.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.27
Class R6*
Actual	$1,000.00	$1,123.60	$4.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.02
†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.73% for Class C, 0.95% for Class F, 0.85% for Classes I, R2 and R3, 1.10% for Class R4, 0.85% for Class R5 and 0.80% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).
*	The annualized expenses for Class R6 have been updated to 0.79%. Had the updated expense ratio been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
		Before
	Actual	Expenses)
Class R6	$4.17	$3.97

Portfolio Holdings Presented by Sector

June 30, 2016

Sector*	%**
Consumer Services	0.99%
Energy	1.88%
Financial Services	2.53%
Foreign Government	91.34%
Transportation	0.76%
Utilities	2.50%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Multi-Asset Global Opportunity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†#
			1/1/16 -
	1/1/16	6/30/16	6/30/16
Class A*
Actual	$1,000.00	$1,024.20	$1.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.07	$1.81
Class B*
Actual	$1,000.00	$1,019.60	$5.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.57
Class C*
Actual	$1,000.00	$1,020.90	$5.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.57
Class F*
Actual	$1,000.00	$1,023.90	$1.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.82	$1.06
Class I*
Actual	$1,000.00	$1,025.30	$0.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.32	$0.55
Class R2*
Actual	$1,000.00	$1,022.00	$3.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.33	$3.57
Class R3*
Actual	$1,000.00	$1,022.90	$3.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.83	$3.07
Class R4*
Actual	$1,000.00	$1,024.30	$1.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.22	$1.66
Class R5*
Actual	$1,000.00	$1,025.30	$0.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.52	$0.35
Class R6*
Actual	$1,000.00	$1,025.60	$0.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.32	$0.55

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.36% for Class A, 1.11% for Classes B and C, 0.21% for Class F, 0.11% for Class I, 0.71% for Class R2, 0.61% for Class R3, 0.33% for Class R4, 0.07% for Class R5 and 0.11% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).
#	Does not include expenses of Underlying Funds in which Multi-Asset Global Opportunity Fund invests.
*	The annualized expenses have been updated (0.39% for Class A, 1.14% for Classes B and Class C, 0.24% for Class F, 0.14% for Class I, 0.74% for Class R2, 0.64% for Class R3, 0.39% for Class R4 and 0.14% for Classes R5 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
		Before
	Actual	Expenses)
Class A	$1.96	$1.96
Class B	$5.72	$5.72
Class C	$5.73	$5.72
Class F	$1.21	$1.21
Class I	$0.70	$0.70
Class R2	$3.72	$3.72
Class R3	$3.22	$3.22
Class R4	$1.96	$1.96
Class R5	$0.70	$0.70
Class R6	$0.71	$0.70

Portfolio Holdings Presented by Asset Allocation
June 30, 2016

Asset Allocation	%*
Mutual Funds	99.11%
Exchange Traded Fund	.77%
Repurchase Agreement	.12%
Total	100.00%

*	Represents percent of total investments.

Schedule of Investments (unaudited)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 95.48%

CORPORATE BONDS 94.22%

Air Transportation 0.47%
Emirates Airline (United Arab Emirates)†(a)	4.50%	2/6/2025	$171	$175,253

Automotive 1.11%
Hyundai Capital America†	2.60%	3/19/2020	200	203,771
Hyundai Capital Services, Inc. (South Korea)†(a)	2.625%	9/29/2020	200	204,353
Total				408,124

Banks: Regional 18.47%
ADCB Finance Cayman Ltd.	2.75%	9/16/2019	200	201,928
Akbank TAS (Turkey)†(a)	4.00%	1/24/2020	200	201,850
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(a)	7.75%	4/28/2021	200	227,945
Axis Bank Ltd. (United Arab Emirates)†(a)	3.25%	5/21/2020	200	204,773
Banco de Bogota SA (Colombia)†(a)	5.00%	1/15/2017	200	202,756
Banco de Credito del Peru (Peru)†(a)	4.25%	4/1/2023	150	159,750
Banco de Credito e Inversiones (Chile)†(a)	4.00%	2/11/2023	200	211,054
Banco Inbursa SA Institucion de Banca Multiple (Mexico)†(a)	4.125%	6/6/2024	150	150,750
Bancolombia SA (Colombia)(a)	5.95%	6/3/2021	150	164,400
Bangkok Bank PCL (Hong Kong)†(a)	4.80%	10/18/2020	100	111,033
Bangkok Bank PCL (Hong Kong)†(a)	5.00%	10/3/2023	200	230,572
Bank of India (Jersey)(a)	3.125%	5/6/2020	200	198,363
BBVA Banco Continental SA (Peru)†(a)	5.00%	8/26/2022	200	218,500
BBVA Bancomer SA†	6.75%	9/30/2022	150	167,830
DBS Bank Ltd. (Singapore)†(a)	3.625%	9/21/2022	200	204,570
ICICI Bank Ltd. (Hong Kong)†(a)	5.75%	11/16/2020	200	224,668
Industrial & Commercial Bank of China Ltd. (United Arab Emirates)(a)	2.625%	5/26/2020	200	202,436
Industrial Bank of Korea (South Korea)†(a)	2.00%	4/23/2020	200	202,203
Itau CorpBanca (Chile)(a)	3.125%	1/15/2018	200	203,418
Itau Unibanco Holding SA†	5.50%	8/6/2022	200	204,960
KEB Hana Bank (South Korea)(a)	2.50%	6/12/2019	200	204,501
National Bank of Abu Dhabi PJSC (United Arab Emirates)(a)	2.25%	2/11/2020	200	200,736
National Savings Bank (Sri Lanka)†(a)	5.15%	9/10/2019	200	195,116
Oversea-Chinese Banking Corp., Ltd. (Singapore)†(a)	3.15%	3/11/2023	200	203,651
Popular, Inc.	7.00%	7/1/2019	30	29,550

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Banks: Regional (continued)
QNB Finance Ltd.	2.875%	4/29/2020	$200	$204,967
Sberbank of Russia via SB Capital SA (Luxembourg)†(a)	6.125%	2/7/2022	200	221,613
Shinhan Bank (South Korea)†(a)	2.25%	4/15/2020	200	202,830
Siam Commercial Bank PCL (Hong Kong)†(a)	3.375%	9/19/2017	200	204,294
State Bank of India (United Kingdom)†(a)	3.25%	4/18/2018	200	204,316
Turkiye Garanti Bankasi AS (Turkey)†(a)	6.25%	4/20/2021	200	217,025
Turkiye Halk Bankasi AS (Turkey)†(a)	4.75%	2/11/2021	200	199,475
Turkiye Is Bankasi (Turkey)†(a)	5.00%	4/30/2020	200	205,539
Vnesheconombank Via VEB Finance plc (Ireland)†(a)	6.902%	7/9/2020	200	217,157
Woori Bank (South Korea)†(a)	4.75%	4/30/2024	200	210,954
Total				6,815,483

Beverages 1.85%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Turkey)†(a)	3.375%	11/1/2022	200	181,250
Central American Bottling Corp. (Guatemala)†(a)	6.75%	2/9/2022	200	208,500
Corporacion Lindley SA (Peru)†(a)	4.625%	4/12/2023	70	71,925
Embotelladora Andina SA (Chile)†(a)	5.00%	10/1/2023	200	220,018
Total				681,693

Building Materials 1.67%
Cemex Finance LLC†	9.375%	10/12/2022	200	221,000
Cemex SAB de CV (Mexico)†(a)	7.75%	4/16/2026	200	210,320
Votorantim Cimentos SA (Brazil)†(a)	7.25%	4/5/2041	200	184,500
Total				615,820

Business Services 2.27%
Cielo SA/Cielo USA, Inc. (Brazil)†(a)	3.75%	11/16/2022	200	190,500
DP World Ltd. (United Arab Emirates)†(a)	6.85%	7/2/2037	200	220,076
HPHT Finance 15 Ltd.†	2.875%	3/17/2020	210	214,686
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020	200	212,500
Total				837,762

Chemicals 2.84%
Braskem Finance Ltd.	6.45%	2/3/2024	200	203,020
Grupo Idesa SA de CV (Mexico)†(a)	7.875%	12/18/2020	200	204,500
Mexichem SAB de CV (Mexico)†(a)	4.875%	9/19/2022	200	212,000
OCP SA (Morocco)†(a)	6.875%	4/25/2044	200	211,691
PTT Global Chemical PCL (Thailand)†(a)	4.25%	9/19/2022	200	216,788
Total				1,047,999

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified 1.53%
Hutchison Whampoa International 03/33 Ltd.	7.45%	11/24/2033	$100	$146,267
Hutchison Whampoa International 14 Ltd. (Hong Kong)†(a)	3.625%	10/31/2024	200	211,946
KOC Holding AS (Turkey)†(a)	5.25%	3/15/2023	200	208,190
Total				566,403

Drugs 0.57%
Teva Pharmaceutical Finance Co. BV (Curacao)(a)	3.65%	11/10/2021	200	212,203

Electric: Power 6.56%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	3.625%	1/12/2023	200	207,250
AES Gener SA (Chile)†(a)	5.00%	7/14/2025	200	206,292
Dubai Electricity & Water Authority (United Arab Emirates)†(a)	7.375%	10/21/2020	100	118,187
Empresa de Energia de Bogota SA ESP (Colombia)†(a)	6.125%	11/10/2021	200	209,250
Engie Energia Chile SA†(a)	4.50%	1/29/2025	200	206,341
Israel Electric Corp. Ltd. (Israel)†(a)	5.00%	11/12/2024	200	214,000
Kallpa Generacion SA (Peru)†(a)	4.875%	5/24/2026	200	204,250
Korea Hydro & Nuclear Power Co., Ltd. (South Korea)†(a)	3.25%	6/15/2025	200	213,712
Korea Western Power Co., Ltd. (South Korea)†(a)	2.875%	10/10/2018	200	205,922
Majapahit Holding BV (Netherlands)†(a)	8.00%	8/7/2019	200	229,000
Saudi Electricity Global Sukuk Co. 3†	5.50%	4/8/2044	200	202,670
Star Energy Geothermal Wayang Windu Ltd. (Indonesia)†(a)	6.125%	3/27/2020	200	202,500
Total				2,419,374

Engineering & Contracting Services 1.15%
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(a)	9.75%	11/13/2019	200	213,900
China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	200	209,975
Total				423,875

Financial Services 1.35%
Guanay Finance Ltd.†	6.00%	12/15/2020	183	182,293
Indian Railway Finance Corp., Ltd. (India)(a)	3.917%	2/26/2019	200	210,376
SUAM Finance BV (Curacao)†(a)	4.875%	4/17/2024	100	104,000
Total				496,669

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 3.61%
Arcor SAIC (Argentina)†(b)	6.00%	7/6/2023	$315	$318,150
BRF SA (Brazil)†(a)	4.75%	5/22/2024	200	199,500
Cencosud SA (Chile)†(a)	4.875%	1/20/2023	200	206,526
Cosan Luxembourg SA (Luxembourg)†(a)	7.00%	1/20/2027	200	199,660
ESAL GmbH (Austria)†(a)	6.25%	2/5/2023	200	198,500
Grupo Bimbo SAB de CV (Mexico)†(a)	3.875%	6/27/2024	200	208,843
Total				1,331,179

Foreign Government 0.55%
EXIM Sukuk Malaysia Berhad (Malaysia)(a)	2.874%	2/19/2019	200	203,393

Household Equipment/Products 0.55%
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	4.25%	5/9/2020	200	201,258

Insurance 0.55%
AIA Group Ltd. (Hong Kong)†(a)	2.25%	3/11/2019	200	202,829

Investment Management Companies 0.57%
GrupoSura Finance SA†	5.50%	4/29/2026	200	208,750

Lodging 1.07%
MCE Finance Ltd. (Hong Kong)†(a)	5.00%	2/15/2021	200	198,905
Wynn Macau Ltd. (Macau)†(a)	5.25%	10/15/2021	200	195,560
Total				394,465

Media 2.96%
Altice Financing SA (Luxembourg)†(a)	6.625%	2/15/2023	200	197,124
Altice Financing SA (Luxembourg)†(a)	7.50%	5/15/2026	200	196,500
Cablevision SA (Argentina)†(a)	6.50%	6/15/2021	150	153,375
Grupo Televisa SAB (Mexico)(a)	6.625%	1/15/2040	120	138,623
Myriad International Holdings BV (Netherlands)†(a)	5.50%	7/21/2025	200	208,400
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	200	199,896
Total				1,093,918

Metals & Minerals: Miscellaneous 3.77%
ALROSA Finance SA (Luxembourg)†(a)	7.75%	11/3/2020	200	228,484
AngloGold Ashanti Holdings plc (Isle of Man)(a)	5.125%	8/1/2022	200	204,750
Cia Minera Milpo SAA (Peru)†(a)	4.625%	3/28/2023	200	192,250
Coeur Mining, Inc.	7.875%	2/1/2021	65	62,887
Fresnillo plc (Mexico)†(a)	5.50%	11/13/2023	200	215,750
MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Ireland)†(a)	6.625%	10/14/2022	200	222,298

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)
Southern Copper Corp. (Peru)(a)	3.50%	11/8/2022	$120	$119,496
Southern Copper Corp. (Peru)(a)	5.875%	4/23/2045	155	146,708
Total				1,392,623

Natural Gas 2.70%
China Oil & Gas Group Ltd. (Hong Kong)(a)	5.00%	5/7/2020	200	197,000
Gas Natural de Lima y Callao SA (Peru)†(a)	4.375%	4/1/2023	200	202,000
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	200	204,999
Nakilat, Inc. (Qatar)†(a)	6.267%	12/31/2033	172	193,411
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	200	200,750
Total				998,160

Oil 14.48%
CNOOC Finance 2012 Ltd. (Hong Kong)†(a)	3.875%	5/2/2022	200	212,296
CNOOC Finance 2015 USA LLC	3.50%	5/5/2025	200	202,989
Continental Resources, Inc.	5.00%	9/15/2022	20	19,650
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.412%	12/30/2025	200	207,250
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.50%	12/15/2021	200	227,275
Ecopetrol SA (Colombia)(a)	4.125%	1/16/2025	305	276,696
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045	100	87,400
Energen Corp.	4.625%	9/1/2021	40	37,650
Gazprom Neft OAO via GPN Capital SA (Luxembourg)†(a)	4.375%	9/19/2022	200	198,019
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028	200	196,754
Gazprom OAO Via Gaz Capital SA (Luxembourg)†(a)	6.51%	3/7/2022	125	137,188
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	20	18,748
Kerr-McGee Corp.	7.875%	9/15/2031	20	23,885
Kosmos Energy Ltd.†	7.875%	8/1/2021	200	194,000
Kunlun Energy Co., Ltd. (Hong Kong)†(a)	2.875%	5/13/2020	200	203,892
Lukoil International Finance BV (Netherlands)†(a)	4.563%	4/24/2023	400	405,890
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	55	40,975
Petrobras Global Finance BV (Netherlands)(a)	3.00%	1/15/2019	255	236,895
Petrobras Global Finance BV (Netherlands)(a)	4.375%	5/20/2023	285	232,189
Petrobras Global Finance BV (Netherlands)(a)	5.625%	5/20/2043	52	37,180
Petrobras Global Finance BV (Netherlands)(a)	6.25%	3/17/2024	125	111,250
Petronas Capital Ltd. (Malaysia)†(a)	5.25%	8/12/2019	100	110,671
PTT PCL (Thailand)†(a)	3.375%	10/25/2022	200	210,127
PTT PCL (Thailand)†(a)	4.50%	10/25/2042	200	207,590
Reliance Industries Ltd. (India)†(a)	4.125%	1/28/2025	250	260,128

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(a)	4.199%		3/6/2022	$200	$199,362
Sinopec Group Overseas Development 2015 Ltd.†	2.50%		4/28/2020	200	202,340
SM Energy Co.	6.125%		11/15/2022	40	36,950
Thai Oil PCL (Thailand)†(a)	4.875%		1/23/2043	200	213,621
WPX Energy, Inc.	6.00%		1/15/2022	40	37,400
YPF SA (Argentina)†(a)	8.50%		7/28/2025	393	416,678
YPF SA (Argentina)†(a)	8.50%		3/23/2021	132	141,240
Total					5,344,178

Oil: Crude Producers 0.35%
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%		9/30/2020	119	127,888

Oil: Integrated Domestic 0.22%
FTS International, Inc.†	8.153%	#	6/15/2020	50	42,025
SESI LLC	7.125%		12/15/2021	39	37,732
Total					79,757

Paper & Forest Products 0.97%
Celulosa Arauco y Constitucion SA (Chile)(a)	5.00%		1/21/2021	150	161,788
Klabin Finance SA (Luxembourg)†(a)	5.25%		7/16/2024	200	197,000
Total					358,788

Real Estate Investment Trusts 6.57%
China Overseas Finance Cayman V Ltd.	3.95%		11/15/2022	200	208,598
Greenland Global Investment Ltd. (China)(a)	4.375%		7/3/2019	200	202,669
IRSA Propiedades Comerciales SA (Argentina)†(a)	8.75%		3/23/2023	100	106,625
KWG Property Holding Ltd. (China)(a)	8.625%		2/5/2020	200	214,000
Link Finance Cayman 2009 Ltd. (The)	3.60%		9/3/2024	200	208,503
MAF Sukuk Ltd.	4.50%		11/3/2025	200	209,487
PLA Administradora Industrial S de RL de CV (Mexico)†(a)	5.25%		11/10/2022	200	203,250
Poly Real Estate Finance Ltd.	5.25%		4/25/2019	200	214,295
Qatari Diar Finance Co. (Qatar)†(a)	5.00%		7/21/2020	200	221,000
Shimao Property Holdings Ltd. (Hong Kong)(a)	8.375%		2/10/2022	200	226,189
Swire Properties MTN Financing Ltd. (Hong Kong)(a)	2.75%		3/7/2020	200	206,531
Theta Capital Pte Ltd. (Singapore)(a)	6.125%		11/14/2020	200	204,660
Total					2,425,807

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 2.55%
El Puerto de Liverpool SAB de CV (Mexico)†(a)	3.95%	10/2/2024	$200	$205,250
InRetail Consumer (Peru)†(a)	5.25%	10/10/2021	100	103,600
Office Depot de Mexico SA de CV (Mexico)†(a)	6.875%	9/20/2020	200	210,500
Pacific Emerald Pte Ltd. (Singapore)(a)	9.75%	7/25/2018	200	210,000
SACI Falabella (Chile)†(a)	4.375%	1/27/2025	200	212,094
Total				941,444

Steel 1.63%
ABJA Investment Co. Pte Ltd. (Singapore)(a)	5.95%	7/31/2024	200	187,500
GTL Trade Finance, Inc.†	5.893%	4/29/2024	200	177,340
Vale Overseas Ltd. (Brazil)(a)	4.375%	1/11/2022	180	169,146
Vale Overseas Ltd. (Brazil)(a)	6.875%	11/10/2039	72	65,902
Total				599,888

Technology 1.68%
Alibaba Group Holding Ltd. (China)(a)	3.60%	11/28/2024	200	204,754
Baidu, Inc. (China)(a)	3.50%	11/28/2022	200	205,835
Tencent Holdings Ltd. (China)†(a)	3.375%	5/2/2019	200	207,605
Total				618,194

Telecommunications 8.44%
Bharti Airtel International Netherlands BV (Netherlands)†(a)	5.125%	3/11/2023	200	216,735
Columbus International, Inc. (Barbados)†(a)	7.375%	3/30/2021	200	211,950
Digicel Group Ltd. (Jamaica)†(a)	8.25%	9/30/2020	200	168,000
Digicel Ltd. (Jamaica)†(a)	6.75%	3/1/2023	200	171,000
Digicel Ltd. (Jamaica)†(a)	7.00%	2/15/2020	275	255,750
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)(a)	3.50%	6/18/2024	200	209,244
GCX Ltd. (India)†(a)	7.00%	8/1/2019	200	195,443
GTH Finance BV (Netherlands)†(a)	7.25%	4/26/2023	200	209,000
HKT Capital No 2 Ltd.	3.625%	4/2/2025	200	209,494
Mobile Telesystems OJSC via MTS International Funding Ltd. (Ireland)†(a)	5.00%	5/30/2023	200	206,150
Ooredoo International Finance Ltd.†	4.50%	1/31/2043	200	205,950
Sable International Finance Ltd.†	6.875%	8/1/2022	200	201,864
SingTel Group Treasury Pte Ltd. (Singapore)(a)	4.50%	9/8/2021	400	452,618
Telefonica Celular del Paraguay SA (Paraguay)†(a)	6.75%	12/13/2022	200	202,000
Total				3,115,198

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Transportation: Miscellaneous 1.16%
Autoridad del Canal de Panama (Panama)†(a)	4.95%	7/29/2035		$200	$217,000
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.375%	10/6/2020		200	209,500
Total					426,500
Total Corporate Bonds (cost $33,436,140)					34,764,875

FOREIGN BOND(c) 0.32%

Netherlands

Technology
United Group BV† (cost $139,182)	7.875%	11/15/2020	EUR	100	117,079

FOREIGN GOVERNMENT OBLIGATIONS 0.94%

Argentina
Provincia of Neuquen†(a)	8.625%	5/12/2028		$150	157,875
Republic of Argentina(a)(d)	8.28%	12/31/2033		168	188,434
Total					346,309
Total Foreign Government Obligations (cost $338,276)					346,309
Total Long-Term Investments (cost $33,913,598)					$35,228,263

SHORT-TERM INVESTMENT 3.13%

Repurchase Agreement
Repurchase Agreement dated 6/30/2016, 0.03% due 7/1/2016 with Fixed Income Clearing Corp. collateralized by $1,115,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; value: $1,182,563; proceeds: $1,154,675 (cost $1,154,675)				1,155	1,154,675
Total Investments in Securities 98.61% (cost $35,068,273)					36,382,938
Cash and Other Assets in Excess of Liabilities(e) 1.39%					513,027
Net Assets 100.00%					$36,895,965

EUR	euro.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2016.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(i)).
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Defaulted (non-income producing security).
(e)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2016

Open Forward Foreign Currency Exchange Contracts at June 30, 2016:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
euro	Sell	Citibank	8/16/2016	110,000	$125,534	$122,257	$3,277

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
euro	Buy	State Street Bank and Trust	8/16/2016	3,100	$3,464	$3,445	$(19)

Open Futures Contracts at June 30, 2016:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 5-Year Treasury Note	September 2016	9	Short	$(1,099,477)	$(5,641)
U.S. 10-Year Treasury Note	September 2016	17	Short	(2,260,734)	(56,311)
Totals				$(3,360,211)	$(61,952)

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$34,764,875	$–	$34,764,875
Foreign Bond	–	117,079	–	117,079
Foreign Government Obligations	–	346,309	–	346,309
Repurchase Agreement	–	1,154,675	–	1,154,675
Total	$–	$36,382,938	$–	$36,382,938
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$3,277	$–	$3,277
Liabilities	–	(19)	–	(19)
Futures Contracts
Assets	–	–	–	–
Liabilities	(61,952)	–	–	(61,952)
Total	$(61,952)	$3,258	$–	$(58,694)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2016.

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)

EMERGING MARKETS CURRENCY FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 88.17%

ASSET-BACKED SECURITIES 11.39%

Automobiles 4.87%
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	$1	$1,300
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	236	236,122
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	131	131,428
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	385	386,666
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	463	466,590
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	1,390	1,403,001
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	459	465,833
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	328	333,020
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	583	594,067
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	227	227,528
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	185	185,241
California Republic Auto Receivables Trust 2014-1 A3	0.85%	5/15/2018	32	31,753
California Republic Auto Receivables Trust 2014-3 A3	1.09%	11/15/2018	320	319,887
California Republic Auto Receivables Trust 2015-1 A2	0.88%	12/15/2017	73	73,456
California Republic Auto Receivables Trust 2015-1 A3	1.33%	4/15/2019	1,715	1,716,402
California Republic Auto Receivables Trust 2016-1 A2	1.50%	12/17/2018	853	854,603
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	540	544,525
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	1,485	1,484,233
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	739	740,188
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	224	226,030
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	24	24,056
Carmax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	195	195,323

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

	Interest		Maturity	Principal Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
CarMax Auto Owner Trust 2013-3 A3	0.97%		4/16/2018	$188	$188,432
CarMax Auto Owner Trust 2014-2 A3	0.98%		1/15/2019	842	842,349
CarMax Auto Owner Trust 2015-2 A2A	0.82%		6/15/2018	234	233,991
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%		4/16/2018	11	10,579
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%		5/15/2019	876	877,611
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%		10/15/2020	874	879,145
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%		2/15/2022	222	222,779
CPS Auto Receivables Trust 2016-B D†	6.58%		3/15/2022	300	304,099
Drive Auto Receivables Trust 2015-BA B†	2.12%		6/17/2019	578	579,255
Drive Auto Receivables Trust 2015-CA A3†	1.38%		10/15/2018	371	370,516
Fifth Third Auto Trust 2014-2 A3	0.89%		11/15/2018	857	856,459
Fifth Third Auto Trust 2014-3 A3	0.96%		3/15/2019	358	357,556
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%		1/22/2018	630	630,959
Hyundai Auto Receivables Trust 2014-B A3	0.90%		12/17/2018	552	552,024
Hyundai Floorplan Master Owner Trust 2016-1A A1†	1.342%	#	3/15/2021	197	196,648
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%		3/15/2021	229	229,334
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%		11/20/2017	731	731,052
Santander Drive Auto Receivables Trust 2015-3 B	2.07%		4/15/2020	455	458,205
Santander Drive Auto Receivables Trust 2015-3 C	2.74%		1/15/2021	537	545,771
Santander Drive Auto Receivables Trust 2015-5 D	3.65%		12/15/2021	789	814,616
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	444	462,334
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%		4/20/2018	1,039	1,037,344
Total					22,022,310

Credit Cards 1.90%
American Express Credit Account Master Trust 2014-3 A	1.49%		4/15/2020	1,143	1,152,054
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	1,315	1,319,345
Capital One Multi-Asset Execution Trust 2015-A3	0.842%	#	3/15/2023	1,928	1,913,044
Capital One Multi-Asset Execution Trust 2016-A1	0.90%	#	2/15/2022	1,486	1,489,470
Discover Card Execution Note Trust 2016-A2	0.982%	#	9/15/2021	564	566,667
MBNA Credit Card Master Note Trust 2004-A3	0.702%	#	8/16/2021	675	672,002
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%		8/17/2020	1,509	1,513,225
Total					8,625,807

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other 4.62%
Avenue CLO VI Ltd. 2007-6A A2†	0.97%	#	7/17/2019	$397	$396,739
Carlyle Global Market Strategies CLO Ltd.
2013-2A A1†	1.77%	#	4/18/2025	1,000	994,550
Cent CLO Ltd. 2013-17A A1†	1.916%	#	1/30/2025	1,800	1,774,511
Cent CLO Ltd. 2013-19A A1A†	1.948%	#	10/29/2025	900	890,766
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	570	578,255
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	352	352,522
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	98	99,680
Fortress Credit BSL II Ltd. 2013-2A A1F†	2.12%	#	10/19/2025	525	523,676
Fortress Credit BSL Ltd. 2013-1A A†	1.80%	#	1/19/2025	1,000	990,148
H/2 Asset Funding 2014-1 Ltd.	2.348%		3/19/2037	2,000	1,996,606
Jackson Mill CLO Ltd. 2015-1A A†	2.162%	#	4/15/2027	1,300	1,294,646
JFIN CLO Ltd. 2007-1A A2†	0.864%	#	7/20/2021	253	249,209
JFIN Revolver CLO 2013-1A A†	1.874%	#	1/20/2021	295	296,192
JFIN Revolver CLO Ltd. 2015-3A A1†	2.124%	#	4/20/2023	1,185	1,187,133
KKR Financial CLO Ltd. 2007-1A B†	1.368%	#	5/15/2021	414	414,230
Marathon CLO IV Ltd. 2012-4A A1†	2.008%	#	5/20/2023	776	775,898
Oaktree CLO Ltd. 2014-2A A1A†	2.154%	#	10/20/2026	525	520,221
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	305	312,592
Shackleton CLO Ltd. 2014-5A A†	2.12%	#	5/7/2026	750	747,187
Sheridan Square CLO Ltd. 2013-1A A1†	1.672%	#	4/15/2025	500	494,545
SLM Private Education Loan Trust 2010-A 2A†	3.684%	#	5/16/2044	1,072	1,099,611
SLM Private Education Loan Trust 2011-B A1†	1.284%	#	12/16/2024	102	101,653
SLM Private Education Loan Trust 2012-A A1†	1.834%	#	8/15/2025	384	384,799
SLM Private Education Loan Trust 2012-C A1†	1.534%	#	8/15/2023	99	99,499
SLM Private Education Loan Trust 2012-E A1†	1.184%	#	10/16/2023	588	587,018
SLM Private Education Loan Trust 2013-B A1†	1.084%	#	7/15/2022	274	273,522
SLM Student Loan Trust 2011-1 A1	0.966%	#	3/25/2026	467	461,202
Stone Tower CLO V Ltd. 2006-5A A2B†	0.95%	#	7/16/2020	1,329	1,332,003
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.94%	#	4/17/2021	600	593,331
Venture XVIII CLO Ltd. 2014-18A A†	2.072%	#	10/15/2026	500	496,648
Westchester CLO Ltd. 2007-1A A1A†	0.841%	#	8/1/2022	269	266,467
Westgate Resorts LLC 2015-1A A†	2.75%		5/20/2027	155	154,746
Westgate Resorts LLC 2015-1A B†	3.50%		5/20/2027	155	154,498
Total					20,894,303
Total Asset-Backed Securities (cost $51,433,733)					51,542,420

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
CORPORATE BONDS 41.63%

Aerospace/Defense 0.71%
BAE Systems plc (United Kingdom)†(a)	3.50%		10/11/2016	$500	$503,145
Harris Corp.	4.25%		10/1/2016	2,500	2,515,300
Harris Corp.	4.40%		12/15/2020	185	200,197
Total					3,218,642

Auto Loans 1.53%
Ford Motor Credit Co. LLC	1.724%		12/6/2017	750	751,857
Ford Motor Credit Co. LLC	6.625%		8/15/2017	250	263,954
General Motors Financial Co., Inc.	4.75%		8/15/2017	2,310	2,384,183
Hyundai Capital America†	2.40%		10/30/2018	500	507,155
Volkswagen International Finance NV (Netherlands)†(a)	1.60%		11/20/2017	3,000	2,997,141
Total					6,904,290

Auto Parts & Equipment 0.06%
BorgWarner, Inc.	5.75%		11/1/2016	250	253,047

Automakers 0.57%
General Motors Co.	3.50%		10/2/2018	500	515,065
Volkswagen Group of America Finance LLC†	1.076%	#	11/20/2017	250	247,470
Volkswagen Group of America Finance LLC†	1.25%		5/23/2017	1,560	1,558,128
Volkswagen Group of America Finance LLC†	1.60%		11/20/2017	250	250,190
Total					2,570,853

Banking 4.17%
Associated Banc-Corp.	2.75%		11/15/2019	250	253,214
Astoria Financial Corp.	5.00%		6/19/2017	1,000	1,025,312
Bank of America Corp.	1.187%	#	5/2/2017	250	249,250
Bank of America Corp.	5.70%		5/2/2017	808	836,593
Bank of America Corp.	7.80%		9/15/2016	1,148	1,162,350
Capital One Financial Corp.	5.25%		2/21/2017	250	255,904
Capital One NA/Mclean VA	1.50%		9/5/2017	250	249,957
Citigroup, Inc.	6.125%		11/21/2017	500	530,687
Comerica Bank	5.20%		8/22/2017	2,549	2,654,755
Compass Bank	6.40%		10/1/2017	250	261,961
Fifth Third Bancorp	4.50%		6/1/2018	250	263,760
Fifth Third Bancorp	5.45%		1/15/2017	500	512,382
Goldman Sachs Group, Inc. (The)	2.661%	#	8/24/2016	250	250,584

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banking (continued)
HSBC Bank USA NA	6.00%		8/9/2017	$250	$261,531
Huntington National Bank (The)	2.20%		4/1/2019	250	252,472
Intesa Sanpaolo SpA (Italy)(a)	3.875%		1/16/2018	250	256,595
Korea Development Bank (The) (South Korea)(a)	1.26%	#	1/22/2017	1,000	1,000,085
Lloyds Bank plc (United Kingdom)(a)	9.875%		12/16/2021	1,000	1,034,200
Macquarie Bank Ltd. (Australia)†(a)	1.266%	#	10/27/2017	250	249,536
Macquarie Bank Ltd. (Australia)†(a)	1.60%		10/27/2017	1,500	1,501,891
Macquarie Group Ltd. (Australia)†(a)	4.875%		8/10/2017	250	258,088
Manufacturers & Traders Trust Co.	6.625%		12/4/2017	1,000	1,067,253
Regions Bank	7.50%		5/15/2018	500	548,588
Regions Bank/Birmingham AL	2.25%		9/14/2018	250	251,794
Regions Financial Corp.	2.00%		5/15/2018	250	250,546
Santander Bank NA	2.00%		1/12/2018	1,000	999,806
Santander UK plc (United Kingdom)(a)	2.50%		3/14/2019	623	629,601
Shinhan Bank (South Korea)†(a)	1.281%	#	4/8/2017	1,800	1,799,086
Total					18,867,781

Beverages 0.89%
Beam Suntory, Inc.	1.75%		6/15/2018	250	251,855
Beam Suntory, Inc.	1.875%		5/15/2017	750	752,968
Pernod Ricard SA (France)†(a)	2.95%		1/15/2017	2,000	2,016,830
Suntory Holdings Ltd. (Japan)†(a)	1.65%		9/29/2017	1,000	1,003,465
Total					4,025,118

Brokerage 0.40%
E*TRADE Financial Corp.	5.375%		11/15/2022	1,228	1,301,680
Jefferies Group LLC	5.125%		4/13/2018	250	261,598
Lazard Group LLC	6.85%		6/15/2017	250	261,499
Total					1,824,777

Building Materials 0.77%
Martin Marietta Materials, Inc.	1.731%	#	6/30/2017	3,500	3,489,476
Owens Corning	6.50%		12/1/2016	15	15,213
Total					3,504,689

Cable & Satellite Television 0.80%
Cox Communications, Inc.†	5.875%		12/1/2016	1,000	1,017,259
Cox Communications, Inc.†	6.25%		6/1/2018	250	268,579
Cox Communications, Inc.†	9.375%		1/15/2019	1,250	1,457,046
Sky plc (United Kingdom)†(a)	9.50%		11/15/2018	250	292,124

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Cable & Satellite Television (continued)
Time Warner Cable, Inc.	8.75%	2/14/2019	$500	$584,152
Total				3,619,160

Chemicals 0.35%
Cytec Industries, Inc.	8.95%	7/1/2017	419	445,257
LyondellBasell Industries NV	5.00%	4/15/2019	500	541,515
Yara International ASA (Norway)†(a)	7.875%	6/11/2019	500	580,090
Total				1,566,862

Consumer/Commercial/Lease Financing 1.09%
Air Lease Corp.	5.625%	4/1/2017	2,000	2,046,200
Aviation Capital Group Corp.†	3.875%	9/27/2016	2,000	2,005,360
Discover Bank	2.00%	2/21/2018	250	250,909
Discover Bank	2.60%	11/13/2018	250	253,900
International Lease Finance Corp.†	7.125%	9/1/2018	360	396,158
Total				4,952,527

Department Stores 0.06%
Macy’s Retail Holdings, Inc.	7.45%	7/15/2017	250	264,816

Diversified Capital Goods 0.17%
Pentair Finance SA (Luxembourg)(a)	1.875%	9/15/2017	500	499,238
Textron, Inc.	5.60%	12/1/2017	250	262,968
Total				762,206

Electric: Distribution/Transportation 0.27%
Pennsylvania Electric Co.	6.05%	9/1/2017	500	525,342
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	696	704,275
Total				1,229,617

Electric: Generation 0.05%
TransAlta Corp. (Canada)(a)	1.90%	6/3/2017	250	247,963

Electric: Integrated 1.76%
CenterPoint Energy Resources Corp.	6.00%	5/15/2018	250	269,636
CenterPoint Energy, Inc.	5.95%	2/1/2017	1,000	1,024,957
CMS Energy Corp.	6.55%	7/17/2017	500	526,554
Enel Finance International NV (Netherlands)†(a)	6.25%	9/15/2017	125	132,088
Exelon Generation Co. LLC	6.20%	10/1/2017	250	264,232
Jersey Central Power & Light Co.	7.35%	2/1/2019	250	282,121
Kentucky Power Co.†	6.00%	9/15/2017	500	526,139

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Electric: Integrated (continued)
Origin Energy Finance Ltd. (Australia)†(a)	3.50%		10/9/2018	$250	$251,665
Pepco Holdings LLC	6.125%		6/1/2017	500	516,325
Progress Energy, Inc.	7.05%		3/15/2019	250	285,528
TECO Finance, Inc.	1.229%	#	4/10/2018	1,765	1,739,275
TECO Finance, Inc.	6.572%		11/1/2017	2,000	2,124,016
Total					7,942,536

Electronics 0.54%
Freescale Semiconductor, Inc.†	6.00%		1/15/2022	250	264,250
Jabil Circuit, Inc.	7.75%		7/15/2016	500	500,532
KLA-Tencor Corp.	2.375%		11/1/2017	1,674	1,688,815
Total					2,453,597

Energy: Exploration & Production 2.07%
Anadarko Petroleum Corp.	6.375%		9/15/2017	1,500	1,579,279
Anadarko Petroleum Corp.	8.70%		3/15/2019	1,000	1,141,117
Apache Corp.	6.90%		9/15/2018	250	273,964
Canadian Natural Resources Ltd. (Canada)(a)	1.75%		1/15/2018	250	247,904
Canadian Natural Resources Ltd. (Canada)(a)	5.70%		5/15/2017	3,500	3,601,388
Canadian Natural Resources Ltd. (Canada)(a)	5.90%		2/1/2018	250	264,217
ConocoPhillips	5.75%		2/1/2019	250	275,207
Devon Energy Corp.	6.30%		1/15/2019	500	541,990
Nexen Energy ULC (Canada)(a)	6.20%		7/30/2019	250	278,027
Noble Energy, Inc.	5.625%		5/1/2021	500	521,393
Pioneer Natural Resources Co.	6.875%		5/1/2018	487	526,698
Pioneer Natural Resources Co.	7.50%		1/15/2020	97	113,671
Total					9,364,855

Food & Drug Retailers 0.12%
Delhaize Group (Belgium)(a)	6.50%		6/15/2017	500	523,268

Food: Wholesale 0.08%
Grupo Bimbo SAB de CV (Mexico)†(a)	4.875%		6/30/2020	100	110,056
Wm Wrigley Jr Co.†	2.90%		10/21/2019	250	259,994
Total					370,050

Forestry/Paper 0.19%
Georgia-Pacific LLC†	5.40%		11/1/2020	250	283,429
International Paper Co.	9.375%		5/15/2019	250	297,938
WestRock RKT Co.	4.45%		3/1/2019	250	264,344
Total					845,711

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Gas Distribution 5.23%
Buckeye Partners LP	6.05%		1/15/2018	$250	$263,717
Columbia Pipeline Group, Inc.	2.45%		6/1/2018	250	250,922
Copano Energy LLC/Copano Energy Finance Corp.	7.125%		4/1/2021	1,646	1,704,984
Enbridge Energy Partners LP	6.50%		4/15/2018	250	265,239
Enterprise Products Operating LLC	6.30%		9/15/2017	2,741	2,896,448
Florida Gas Transmission Co. LLC†	7.90%		5/15/2019	750	847,149
Hiland Partners Holdings LLC/Hiland Partners Finance Corp.†	7.25%		10/1/2020	500	519,375
Kinder Morgan Energy Partners LP	6.85%		2/15/2020	500	560,015
Kinder Morgan, Inc.	7.00%		6/15/2017	750	781,250
Magellan Midstream Partners LP	5.65%		10/15/2016	1,500	1,517,764
Magellan Midstream Partners LP	6.55%		7/15/2019	1,000	1,130,019
ONEOK Partners LP	2.00%		10/1/2017	1,000	998,922
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%		7/15/2021	1,000	1,033,305
Sempra Energy	6.15%		6/15/2018	500	544,065
Sempra Energy	9.80%		2/15/2019	300	361,306
Spectra Energy Capital LLC	6.20%		4/15/2018	255	271,405
Spire, Inc.	1.376%	#	8/15/2017	3,600	3,588,480
Texas Eastern Transmission LP†	6.00%		9/15/2017	500	524,676
TransCanada PipeLines Ltd. (Canada)(a)	1.625%		11/9/2017	3,000	3,007,791
TransCanada PipeLines Ltd. (Canada)(a)	1.875%		1/12/2018	1,000	1,005,021
TransCanada PipeLines Ltd. (Canada)(a)	7.125%		1/15/2019	500	562,958
Williams Partners LP/ACMP Finance Corp.	6.125%		7/15/2022	1,000	1,026,712
Total					23,661,523

Health Facilities 0.22%
Laboratory Corp. of America Holdings	2.20%		8/23/2017	250	251,841
Laboratory Corp. of America Holdings	2.50%		11/1/2018	725	736,888
Total					988,729

Health Services 0.10%
Medco Health Solutions, Inc.	7.125%		3/15/2018	400	436,882

Hotels 0.13%
Hyatt Hotels Corp.†	6.875%		8/15/2019	500	573,356

Insurance Brokerage 0.24%
Willis North America, Inc.	6.20%		3/28/2017	1,000	1,032,522
Willis North America, Inc.	7.00%		9/29/2019	47	53,248
Total					1,085,770

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Integrated Energy 3.32%
BP Capital Markets plc (United Kingdom)(a)	1.17%	#	5/10/2019	$700	$694,795
BP Capital Markets plc (United Kingdom)(a)	1.27%	#	9/26/2018	3,073	3,062,638
CNPC General Capital Ltd. (China)†(a)	1.526%	#	5/14/2017	2,000	1,999,922
Eni SpA (Italy)†(a)	4.15%		10/1/2020	250	265,000
Hess Corp.	1.30%		6/15/2017	250	248,385
Shell International Finance BV (Netherlands)(a)	1.08%	#	5/11/2020	6,000	5,924,598
Sinopec Group Overseas Development 2012 Ltd.†	2.75%		5/17/2017	560	566,975
Sinopec Group Overseas Development 2014 Ltd.†	1.409%	#	4/10/2017	2,000	2,002,576
Suncor Energy, Inc. (Canada)(a)	6.10%		6/1/2018	250	270,461
Total					15,035,350

Investments & Miscellaneous Financial Services 0.69%
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%		3/15/2022	3,000	3,135,000

Life Insurance 0.29%
Lincoln National Corp.	8.75%		7/1/2019	250	295,928
TIAA Asset Management Finance Co. LLC†	2.95%		11/1/2019	1,000	1,025,267
Total					1,321,195

Machinery 0.06%
Roper Industries, Inc.	6.25%		9/1/2019	250	281,805

Media: Content 0.12%
Activision Blizzard, Inc.†	5.625%		9/15/2021	250	262,187
Discovery Communications LLC	5.625%		8/15/2019	250	275,741
Total					537,928

Media: Diversified 0.52%
Viacom, Inc.	2.20%		4/1/2019	1,604	1,612,200
Viacom, Inc.	3.50%		4/1/2017	450	456,480
Viacom, Inc.	6.125%		10/5/2017	250	263,603
Total					2,332,283

Medical Products 0.22%
Zimmer Biomet Holdings, Inc.	2.00%		4/1/2018	750	756,590
Zimmer Biomet Holdings, Inc.	2.70%		4/1/2020	250	253,254
Total					1,009,844

Metals/Mining (Excluding Steel) 1.17%
Barrick Gold Corp. (Canada)(a)	6.95%		4/1/2019	250	278,679
Barrick North America Finance LLC	6.80%		9/15/2018	235	257,414

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Metals/Mining (Excluding Steel) (continued)
Glencore Finance Canada Ltd. (Canada)†(a)	3.60%		1/15/2017	$1,760	$1,761,107
Glencore Funding LLC†	1.988%	#	1/15/2019	500	473,750
Goldcorp, Inc. (Canada)(a)	2.125%		3/15/2018	1,000	1,001,880
Kinross Gold Corp. (Canada)(a)	3.625%		9/1/2016	1,500	1,504,108
Total					5,276,938

Multi-Line Insurance 0.06%
Kemper Corp.	6.00%		5/15/2017	250	258,866

Non-Electric Utilities 0.06%
United Utilities plc (United Kingdom)(a)	4.55%		6/19/2018	250	261,705

Oil Field Equipment & Services 0.72%
Cameron International Corp.	1.40%		6/15/2017	1,000	1,000,612
FMC Technologies, Inc.	2.00%		10/1/2017	250	248,354
National Oilwell Varco, Inc.	1.35%		12/1/2017	2,000	1,986,186
Total					3,235,152

Oil Refining & Marketing 0.39%
Marathon Petroleum Corp.	2.70%		12/14/2018	250	255,764
Valero Energy Corp.	6.125%		6/15/2017	876	911,038
Valero Energy Corp.	9.375%		3/15/2019	500	597,877
Total					1,764,679

Personal & Household Products 0.53%
Mattel, Inc.	1.70%		3/15/2018	250	250,581
Newell Brands, Inc.	6.25%		4/15/2018	2,000	2,144,974
Total					2,395,555

Pharmaceuticals 1.88%
Actavis Funding SCS (Luxembourg)(a)	1.911%	#	3/12/2020	1,000	1,003,588
Actavis, Inc.	1.875%		10/1/2017	250	251,325
Baxalta, Inc.	1.427%	#	6/22/2018	800	791,773
Forest Laboratories LLC†	4.375%		2/1/2019	1,000	1,055,385
Mylan, Inc.	1.35%		11/29/2016	1,000	998,995
Mylan, Inc.	2.60%		6/24/2018	500	506,591
Perrigo Co. plc (Ireland)(a)	1.30%		11/8/2016	3,000	2,997,093
Perrigo Co. plc (Ireland)(a)	2.30%		11/8/2018	250	252,296
Zoetis, Inc.	1.875%		2/1/2018	625	627,074
Total					8,484,120

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Property & Casualty 0.02%
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	$107	$107,669

Real Estate Investment Trusts 3.47%
Brandywine Operating Partnership LP	4.95%	4/15/2018	250	262,449
Brandywine Operating Partnership LP	5.70%	5/1/2017	500	516,550
DDR Corp.	4.75%	4/15/2018	790	824,584
DDR Corp.	7.50%	7/15/2018	500	551,968
DDR Corp.	7.50%	4/1/2017	2,000	2,085,284
DDR Corp.	7.875%	9/1/2020	250	302,185
Digital Realty Trust LP	3.40%	10/1/2020	250	260,100
EPR Properties	7.75%	7/15/2020	90	105,023
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	250	290,216
HCP, Inc.	2.625%	2/1/2020	250	252,204
HCP, Inc.	3.75%	2/1/2019	250	259,006
HCP, Inc.	6.30%	9/15/2016	521	525,778
HCP, Inc.	6.70%	1/30/2018	1,000	1,074,434
Hospitality Properties Trust	6.70%	1/15/2018	987	1,033,911
Kilroy Realty LP	4.80%	7/15/2018	250	262,776
Kilroy Realty LP	6.625%	6/1/2020	250	288,334
Kimco Realty Corp.	4.30%	2/1/2018	250	258,992
Kimco Realty Corp.	5.70%	5/1/2017	2,000	2,072,278
Mid-America Apartments LP	6.05%	9/1/2016	575	578,786
National Retail Properties, Inc.	6.875%	10/15/2017	250	266,165
Regency Centers LP	5.875%	6/15/2017	1,500	1,559,416
Senior Housing Properties Trust	3.25%	5/1/2019	500	502,386
SL Green Realty Corp.	5.00%	8/15/2018	500	524,631
Ventas Realty LP/Ventas Capital Corp.	2.00%	2/15/2018	250	251,371
Welltower, Inc.	2.25%	3/15/2018	264	266,822
Welltower, Inc.	4.125%	4/1/2019	500	529,330
Total				15,704,979

Software/Services 1.45%
Alibaba Group Holding Ltd. (China)(a)	1.625%	11/28/2017	250	250,776
Baidu, Inc. (China)(a)	2.25%	11/28/2017	250	252,570
Baidu, Inc. (China)(a)	2.75%	6/9/2019	250	254,589
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	250	251,843
Fidelity National Information Services, Inc.	2.85%	10/15/2018	1,150	1,180,880
Hewlett Packard Enterprise Co.†	2.45%	10/5/2017	3,000	3,039,813
Symantec Corp.	2.75%	6/15/2017	1,000	1,005,174

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Software/Services (continued)
Tencent Holdings Ltd. (China)†(a)	3.375%		5/2/2019	$300	$311,407
Total					6,547,052

Specialty Retail 0.06%
Marks & Spencer plc (United Kingdom)†(a)	6.25%		12/1/2017	250	264,377

Steel Producers/Products 0.29%
Nucor Corp.	5.75%		12/1/2017	1,000	1,053,769
Nucor Corp.	5.85%		6/1/2018	250	268,884
Total					1,322,653

Support: Services 0.59%
ERAC USA Finance LLC†	6.375%		10/15/2017	2,000	2,120,650
Expedia, Inc.	7.456%		8/15/2018	250	276,604
Western Union Co. (The)	3.65%		8/22/2018	250	259,927
Total					2,657,181

Technology Hardware & Equipment 2.05%
Denali International LLC/Denali Finance Corp.†	5.625%		10/15/2020	2,000	2,103,000
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	3.48%		6/1/2019	1,200	1,230,138
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	4.42%		6/15/2021	953	981,963
Hewlett Packard Enterprise Co.†	2.369%	#	10/5/2017	3,500	3,537,765
Hewlett Packard Enterprise Co.†	2.559%	#	10/5/2018	1,150	1,166,233
NetApp, Inc.	2.00%		12/15/2017	250	251,222
Total					9,270,321

Telecommunications: Wireless 0.06%
American Tower Corp.	7.25%		5/15/2019	250	284,967

Telecommunications: Wireline Integrated & Services 0.51%
BellSouth LLC†	4.40%		4/26/2017	2,000	2,050,708
Telefonica Emisiones SAU (Spain)(a)	6.221%		7/3/2017	250	261,076
Total					2,311,784

Tobacco 0.11%
Reynolds American, Inc.	3.50%		8/4/2016	500	501,044

Trucking & Delivery 0.42%
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%		6/15/2019	500	505,794
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%		7/17/2018	1,125	1,146,283
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%		5/11/2017	250	254,780
Total					1,906,857
Total Corporate Bonds (cost $187,372,373)					188,267,929

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
FLOATING RATE LOANS(b) 4.37%

Aerospace/Defense 0.57%
Delos Finance S.A.R.L. Term Loan (Luxembourg)(a)	3.50%	3/6/2021	$1,082	$1,082,541
Harris Corp. 3 Year Tranche Term Loan	1.97%	3/16/2018	1,000	1,000,000
Harris Corp. 5 Year Tranche Term Loan	1.97%	3/16/2020	500	500,000
Total				2,582,541

Cable & Satellite Television 0.38%
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	1,707	1,697,053

Chemicals 0.06%
Celanese US Holdings LLC Dollar Term Loan C3	2.719%	10/31/2018	250	250,169

Electronics 0.26%
Sensata Technologies B.V. 6th Amendment Term Loan (Netherlands)(a)	3.00%	10/14/2021	1,182	1,183,042

Gaming 0.88%
Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	1,697	1,698,091
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	2,254	2,261,192
				3,959,283
Health Facilities 0.06%
Laboratory Corp. of America Holdings Term Loan	1.71%	12/19/2019	250	249,845

Media: Content 0.47%
AMC Networks, Inc. Term Loan A	1.947%	12/31/2019	2,168	2,146,598

Medical Products 0.23%
Actavis, Inc. 2014 Delayed Draw Term Loan	2.085%	2/15/2019	1,064	1,061,642

Packaging 0.22%
Owens llinois, Inc. Term Loan A	2.213% - 2.880%	4/22/2020	981	980,713

Pharmaceuticals 0.41%
Amgen, Inc. Term Loan	1.631%	9/18/2018	1,865	1,861,378

Specialty Retail 0.10%
Phillips-Van Heusen Corp. Dollar Term Loan A	1.982%	5/19/2021	468	467,506

Technology Hardware & Equipment 0.11%
Dell International LLC Term Loan B2	4.00%	4/29/2020	521	520,166

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Telecommunications: Wireline Integrated & Services 0.38%
AT&T, Inc. Delayed Draw Term Loan	1.633%		1/16/2018		$727	$727,331
Verizon Communications Inc. 5 year Term Loan A	1.701%		7/31/2019		1,000	998,750
Total						1,726,081

Theaters & Entertainment 0.24%
Kasima LLC Term Loan	3.25%		5/17/2021		1,069	1,069,160
Total Floating Rate Loans (cost $19,764,791)						19,755,177

FOREIGN GOVERNMENT OBLIGATION 1.70%

Brazil
Brazil Letras do Tesouro Nacional(c) (cost $6,050,418)	Zero Coupon		7/1/2017	BRL	28,000	7,691,392

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.48%
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.69%	#	10/25/2030		$376	392,577
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.302%	#	9/25/2044		500	512,199
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.167%	#	11/25/2044		100	103,714
Federal Home Loan Mortgage Corp. 2012-K707 B†	4.019%	#	1/25/2047		27	27,885
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.883%	#	2/25/2045		100	100,075
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.872%	#	4/25/2045		261	269,075
Federal Home Loan Mortgage Corp. 2012-K709 C†	3.872%	#	4/25/2045		1,007	1,030,687
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.952%	#	6/25/2047		200	207,660
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.684%	#	8/25/2045		303	313,174
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.684%	#	8/25/2045		200	201,672
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.484%	#	5/25/2045		100	102,421
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.274%	#	4/25/2046		400	406,946
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.079%	#	10/25/2047		415	420,669
Government National Mortgage Assoc. 2013-171 IO	1.024%	#	6/16/2054		16,597	1,256,529
Government National Mortgage Assoc. 2013-193 IO	1.08%	#	1/16/2055		1,841	139,485
Government National Mortgage Assoc. 2014-112 A	3.00%		1/16/2048		1,551	1,619,321
Government National Mortgage Assoc. 2014-15 IO	0.953%	#	8/16/2054		17,468	1,173,227
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049		121	123,920
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047		180	180,276
Government National Mortgage Assoc. 2014-78 IO	0.799%	#	3/16/2056		1,107	67,920

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Assoc. 2015-33 AS	2.90%		5/16/2054	$410	$425,694
Government National Mortgage Assoc. 2015-41 AD	2.90%		8/16/2055	571	593,213
Government National Mortgage Assoc. 2015-73 AC	2.90%		2/16/2053	1,490	1,545,846
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $11,430,365)					11,214,185

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.12%
Federal Home Loan Mortgage Corp.	2.577%	#	12/1/2036	557	588,861
Federal Home Loan Mortgage Corp.	2.604%	#	4/1/2037	404	423,570
Federal Home Loan Mortgage Corp.	2.642%	#	2/1/2038	557	589,849
Federal Home Loan Mortgage Corp.	2.665%	#	5/1/2036	328	345,400
Federal Home Loan Mortgage Corp.	2.826%	#	12/1/2035	513	546,335
Federal Home Loan Mortgage Corp.	5.00%		5/1/2021	57	60,102
Federal National Mortgage Assoc.	2.325%	#	12/1/2035	473	497,750
Federal National Mortgage Assoc.	2.354%	#	2/1/2036	314	327,925
Federal National Mortgage Assoc.	2.559%	#	1/1/2038	357	376,287
Federal National Mortgage Assoc.	2.56%	#	11/1/2036	1,352	1,429,984
Federal National Mortgage Assoc.	2.593%	#	8/1/2038	188	197,277
Federal National Mortgage Assoc.	2.604%	#	9/1/2038	234	247,289
Federal National Mortgage Assoc.	2.63%	#	1/1/2038	264	278,679
Federal National Mortgage Assoc.	2.668%	#	3/1/2038	183	194,025
Federal National Mortgage Assoc.	2.70%	#	11/1/2038	450	474,559
Federal National Mortgage Assoc.	2.912%	#	12/1/2038	149	157,365
Federal National Mortgage Assoc.	3.358%	#	12/1/2040	934	988,639
Federal National Mortgage Assoc.	3.415%	#	12/1/2040	900	948,553
Federal National Mortgage Assoc.	3.46%	#	11/1/2040	2,937	3,084,354
Federal National Mortgage Assoc.	3.461%	#	10/1/2040	980	1,034,785
Federal National Mortgage Assoc.	5.50%		2/1/2034	556	630,563
Federal National Mortgage Assoc.	5.50%		11/1/2034	598	678,229
Total Government Sponsored Enterprises Pass-Throughs (cost $14,076,946)					14,100,380

MUNICIPAL BONDS 0.48%

Nursing Home 0.17%
New Jersey Econ Dev Auth	2.421%		6/15/2018	750	754,823

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Transportation Infrastructure 0.31%
New Jersey Transp Tr Fnd Auth	3.60%		12/15/2017	$300	$310,005
New Jersey Transp Tr Fnd Auth	4.00%		12/15/2017	650	674,791
New Jersey Transp Tr Fnd Auth	5.00%		6/15/2017	400	414,804
Total					1,399,600
Total Municipal Bonds (cost $2,136,603)					2,154,423

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 20.14%
A10 Bridge Asset Financing LLC 2015-AA A†	2.492%	#	5/15/2030	1,418	1,418,000
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	747	782,686
BAMLL Commercial Mortgage Securities Trust 2014-IP A†	2.808%	#	6/15/2028	100	101,789
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.808%	#	6/15/2028	200	201,651
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.808%	#	6/15/2028	340	344,860
BAMLL-DB Trust 2012-OSI A2FX†	3.352%		4/13/2029	449	454,296
Banc of America Commercial Mortgage Trust 2007-2 AM	5.80%	#	4/10/2049	500	515,097
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%		6/10/2049	700	716,754
Banc of America Re-REMIC Trust 2009-UB2 A4B2†	5.717%	#	6/24/2049	1,759	1,786,904
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	125	125,814
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	1,000	1,025,417
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	290	291,400
BBCMS Trust 2015-VFM X IO†	0.492%	#	3/12/2036	54,833	1,583,852
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM	5.72%	#	6/11/2040	1,230	1,271,553
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 AM	5.874%	#	6/11/2050	1,150	1,181,345
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	80	87,832
CCRESG Commercial Mortgage Trust 2016-HEAT B†	4.114%		4/10/2029	619	642,802
CCRESG Commercial Mortgage Trust 2016-HEAT C†	4.919%		4/10/2029	619	643,112
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.823%	#	12/15/2047	133	155,719
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.392%	#	6/15/2031	268	268,092
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	324	329,619
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	243	246,701

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CGBAM Commercial Mortgage Trust 2015-SMRT F†	3.786%	#	4/10/2028	$111	$105,040
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	250	250,685
Citigroup Commercial Mortgage Trust 2013-SMP D†	2.911%	#	1/12/2030	750	748,093
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.288%	#	5/10/2047	4,387	321,710
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.226%	#	7/10/2047	3,784	70,511
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.471%	#	6/10/2048	4,042	127,028
Citigroup Commercial Mortgage Trust 2015-SSHP C†	2.542%	#	9/15/2027	3,792	3,698,772
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526%		4/15/2047	925	945,960
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.004%	#	7/10/2046	100	112,064
Commercial Mortgage Pass-Through Certificates 2012-9W57 X IO†	1.399%	#	2/10/2029	8,000	41,620
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	342	343,729
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	2,000	2,102,116
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	490	490,648
Commercial Mortgage Pass-Through Certificates 2013-THL B†	2.048%	#	6/8/2030	225	223,148
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.279%	#	8/10/2047	1,703	110,215
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.397%	#	7/13/2031	468	462,474
Commercial Mortgage Pass-Through Certificates 2014-LC17 XB IO†	0.04%	#	10/10/2047	58,568	329,937
Commercial Mortgage Pass-Through Certificates 2014-SAVA A†	1.593%	#	6/15/2034	187	187,167
Commercial Mortgage Pass-Through Certificates 2014-SAVA B†	2.193%	#	6/15/2034	375	367,080
Commercial Mortgage Pass-Through Certificates 2014-SAVA C†	2.842%	#	6/15/2034	375	370,574

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.087%	#	9/10/2047	$3,730	$205,001
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.685%	#	5/10/2048	1,000	962,585
Commercial Mortgage Trust 2006-GG7 AM	5.773%	#	7/10/2038	526	525,867
Core Industrial Trust 2015-CALW C†	3.555%		2/10/2034	111	115,680
Core Industrial Trust 2015-WEST XA IO†	0.935%	#	2/10/2037	2,882	199,288
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	48	49,482
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	333	363,876
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	895	997,980
Credit Suisse Mortgage Capital Certificates 2014-RS1 MRA†	0.764%	#	11/22/2046	269	265,759
Credit Suisse Mortgage Capital Certificates 2014-TIKI B†	1.792%	#	9/15/2038	152	148,299
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	2.242%	#	9/15/2038	465	451,877
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.697%	#	9/15/2037	20,000	873,900
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	1.762%	#	4/15/2029	152	150,557
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	2.292%	#	4/15/2029	478	465,180
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	691	723,885
DBUBS Mortgage Trust 2011-LC2A B†	4.998%		7/10/2044	100	110,033
DBUBS Mortgage Trust 2011-LC2A D†	5.543%	#	7/10/2044	300	312,265
DBUBS Mortgage Trust 2011-LC3A A3	4.638%		8/10/2044	500	511,833
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	354	370,854
DBWF Mortgage Trust 2015-LCM XA IO†	0.423%	#	6/10/2034	924	21,245
Extended Stay America Trust 2013-ESH7 A27†	2.958%		12/5/2031	997	1,000,708
Extended Stay America Trust 2013-ESH7 B7†	3.604%		12/5/2031	800	804,406
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	1,600	1,609,310
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	300	320,661
Great Wolf Trust 2015-WOLF A†	1.892%	#	5/15/2034	450	445,736
Great Wolf Trust 2015-WOLF C†	2.942%	#	5/15/2034	151	147,424
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	250	256,490
GS Mortgage Securities Corp. II 2013-KING C†	3.435%	#	12/10/2027	2,250	2,291,109
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	408	417,262

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	$761	$781,485
GS Mortgage Securities Corp. Trust 2013-NYC5 D†	3.479%		1/10/2030	200	200,991
GS Mortgage Securities Corp. Trust 2014-NEW B†	3.79%		1/10/2031	130	134,071
GS Mortgage Securities Trust 2006-GG8 AM	5.591%		11/10/2039	440	442,321
GS Mortgage Securities Trust 2010-C1 D†	6.071%	#	8/10/2043	100	105,304
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	861	859,628
H/2 Asset Funding 2015-1A-AFL	2.099%		6/24/2049	728	725,291
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	364	365,600
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	369	338,127
HILT Mortgage Trust 2014-ORL B†	1.642%	#	7/15/2029	200	193,704
HILT Mortgage Trust 2014-ORL C†	2.042%	#	7/15/2029	750	731,174
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	145	146,705
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	489	525,120
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%		11/15/2043	250	276,013
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.342%	#	4/15/2027	400	390,433
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	1.692%	#	4/15/2027	250	245,114
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	199	207,771
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.403%	#	4/15/2047	1,950	81,311
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.436%	#	4/15/2047	1,000	22,680
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	2,546	2,642,081
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	1,359	1,402,895
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.931%	#	6/10/2027	866	875,700
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503%	#	6/10/2027	1,487	17,956
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16%	#	6/10/2027	661	1,540
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	2.642%	#	12/15/2030	250	247,732
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.542%	#	12/15/2030	500	487,570

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 C†	2.542%	#	7/15/2031	$250	$246,995
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN A†	1.362%	#	6/15/2029	1,021	1,009,634
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN C†	2.142%	#	6/15/2029	150	145,893
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	34	35,421
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	1.093%	#	5/15/2048	2,975	134,065
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XB IO†	0.136%	#	9/5/2032	46,250	271,950
JPMorgan Chase Commercial Mortgage Securities Trust 2016-ATRM A†	2.962%		10/5/2028	157	160,355
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A†	2.952%	#	11/14/2027	1,816	1,878,280
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.952%	#	11/14/2027	156	157,690
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	2.952%	#	11/14/2027	126	128,012
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	1,110	1,116,871
LMREC, Inc. 2015-CRE1 A†	2.202%	#	2/22/2032	755	744,718
LMREC, Inc. 2015-CRE1 B†	3.952%	#	2/22/2032	100	96,659
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.033%	#	1/20/2041	1,728	38,888
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%		4/20/2048	297	304,769
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	500	504,686
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	40	41,234
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.897%	#	7/15/2050	9,919	428,627
Morgan Stanley Capital I Trust 2005-IQ9 B	4.86%		7/15/2056	450	451,144
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.902%	#	4/12/2049	175	176,337
Morgan Stanley Capital I Trust 2007-IQ15 AM	5.906%	#	6/11/2049	813	838,480
Morgan Stanley Capital I Trust 2011-C3 A4	4.118%		7/15/2049	789	871,319
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.743%	#	3/15/2045	24,338	1,781,926
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	663	666,798
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089%	#	7/13/2029	100,000	588,000
Motel 6 Trust 2015-MTL6 A2†	2.605%		2/5/2030	911	919,937
Motel 6 Trust 2015-MTL6 B†	3.298%		2/5/2030	422	426,049

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Motel 6 Trust 2015-MTL6 C†	3.644%		2/5/2030	$322	$320,926
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	550	549,562
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	194	198,773
Nationslink Funding Corp. Commercial Loan Pass-Through Certificate 1999-LTL1 C†	7.399%		1/22/2026	84	84,679
NorthStar Real Estate CDO Ltd. 2013 -1B†	5.453%	#	8/25/2029	404	408,359
PFP III Ltd. 2014-1 C†	3.342%	#	6/14/2031	216	216,331
Prima Capital CRE Securization 2006-1	2.55%		8/26/2049	1,913	1,896,548
RAIT Trust 2014-FL2 B†	2.592%	#	5/13/2031	1,000	991,723
RBSCF Trust 2010-RR3 WBTB†	6.147%	#	2/16/2051	1,500	1,525,553
Resource Capital Corp. Ltd. 2014-CRE2 A†	1.496%	#	4/15/2032	338	333,153
Selkirk Ltd. 1 A†	1.329%		2/20/2041	77	76,754
TimberStar Trust I 2006-1A A†	5.668%		10/15/2036	1,600	1,607,744
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	474	488,328
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.467%	#	10/15/2044	3,500	3,501,116
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	667	666,415
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%		12/15/2043	166	168,389
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%		4/15/2047	2,075	2,120,760
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.799%	#	11/15/2043	250	273,130
Wells Fargo Commercial Mortgage Trust 2015-C27 XB IO	0.50%	#	2/15/2048	68,008	1,980,627
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.909%	#	6/15/2048	2,481	118,360
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.10%	#	6/15/2048	40,645	160,206
Wells Fargo Commercial Mortgage Trust 2015-LC20 XB IO	0.622%	#	4/15/2050	24,333	884,093
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.971%	#	12/15/2047	2,606	139,465
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	25	26,257
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	1,000	1,048,815
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	544	555,599
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	956	962,097
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.354%	#	5/15/2047	3,854	235,193

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.733%	#	5/15/2047	$765	$32,803
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.759%	#	8/15/2047	15,000	691,825
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	1.093%	#	9/15/2057	12,824	670,495
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.496%	#	9/15/2057	14,000	441,399
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.846%	#	10/15/2057	7,884	302,825
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	#	10/15/2057	5,000	102,061
Total Non-Agency Commercial Mortgage-Backed Securities (cost $92,590,980)					91,095,835

U.S. TREASURY OBLIGATIONS 2.86%
U.S. Treasury Note	0.875%		10/15/2017	10,424	10,466,551
U.S. Treasury Note	1.00%		6/30/2021	485	487,558
U.S. Treasury Note	1.25%		3/31/2021	571	577,669
U.S. Treasury Note	1.375%		5/31/2021	362	368,540
U.S. Treasury Note	1.375%		1/31/2021	1,018	1,036,053
Total U.S. Treasury Obligations (cost $12,883,869)					12,936,371
Total Long-Term Investments (cost $397,740,078)					$398,758,112

SHORT-TERM INVESTMENTS 8.99%

COMMERCIAL PAPER 0.66%

Gas Distribution 0.44%
Plains All American Pipeline LP	Zero Coupon		7/8/2016	1,000	999,751
Plains All American Pipeline LP	Zero Coupon		7/11/2016	1,000	999,642
Total					1,999,393

Telecommunications: Wireline Integrated & Services 0.22%
Deutsche Telekom AG	Zero Coupon		7/28/2016	1,000	999,287
Total Commercial Paper (cost $2,998,680)					2,998,680

CORPORATE BONDS 8.33%

Auto Loans 0.20%
Ford Motor Credit Co. LLC	3.00%		6/12/2017	500	507,734
Ford Motor Credit Co. LLC	8.00%		12/15/2016	191	196,819
Hyundai Capital Services, Inc. (South Korea)†(a)	4.375%		7/27/2016	200	200,360
Total					904,913

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banking 1.73%
Banco de Bogota SA (Colombia)†(a)	5.00%		1/15/2017	$250	$253,444
Bank of America Corp.	5.42%		3/15/2017	500	514,136
Bank of America Corp.	5.75%		8/15/2016	250	251,195
Bank of America NA	5.30%		3/15/2017	1,500	1,540,714
Bear Stearns Cos. LLC (The)	5.55%		1/22/2017	850	869,812
Comerica Bank	5.75%		11/21/2016	2,326	2,363,616
First Midwest Bancorp, Inc.	5.875%		11/22/2016	1,000	1,014,759
Intesa Sanpaolo SpA (Italy)(a)	2.375%		1/13/2017	1,000	1,003,871
Total					7,811,547

Building Materials 0.05%
Lafarge SA (France)(a)	6.50%		7/15/2016	250	250,308

Consumer/Commercial/Lease Financing 0.06%
Discover Financial Services	6.45%		6/12/2017	250	260,079

Electric: Integrated 0.34%
Dayton Power & Light Co. (The)	1.875%		9/15/2016	250	250,337
Jersey Central Power & Light Co.	5.65%		6/1/2017	250	258,965
PSEG Power LLC	5.32%		9/15/2016	1,000	1,007,519
Total					1,516,821

Energy: Exploration & Production 0.85%
Canadian Natural Resources Ltd. (Canada)(a)	6.00%		8/15/2016	1,000	1,003,863
ConocoPhillips Canada Funding Co. I	5.625%		10/15/2016	1,595	1,614,620
Devon Energy Corp.	1.193%	#	12/15/2016	250	248,465
Pioneer Natural Resources Co.	5.875%		7/15/2016	1,000	1,001,365
Total					3,868,313

Food: Wholesale 0.06%
Bunge NA Finance LP	5.90%		4/1/2017	250	258,066

Gas Distribution 0.76%
Enbridge, Inc. (Canada)(a)	1.275%	#	10/1/2016	500	497,937
Energy Transfer Partners LP	6.125%		2/15/2017	1,700	1,744,190
ONEOK Partners LP	6.15%		10/1/2016	358	361,535
Plains All American Pipeline LP/PAA Finance Corp.	5.875%		8/15/2016	300	301,445
Plains All American Pipeline LP/PAA Finance Corp.	6.125%		1/15/2017	500	512,631
Total					3,417,738

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Hotels 0.11%
Wyndham Worldwide Corp.	2.95%		3/1/2017	$500	$504,258

Integrated Energy 1.11%
CNOOC Nexen Finance 2014 ULC (Canada)(a)	1.625%		4/30/2017	5,000	5,011,425

Life Insurance 0.11%
Unum Group	7.125%		9/30/2016	500	506,583

Media: Diversified 0.17%
Viacom, Inc.	2.50%		12/15/2016	750	753,332

Medical Products 0.50%
Thermo Fisher Scientific, Inc.	1.30%		2/1/2017	1,000	1,000,885
Zimmer Biomet Holdings, Inc.	1.45%		4/1/2017	1,255	1,256,030
Total					2,256,915

Metals/Mining (Excluding Steel) 0.66%
BHP Billiton Finance USA Ltd. (Australia)(a)	0.881%	#	9/30/2016	532	531,641
BHP Billiton Finance USA Ltd. (Australia)(a)	5.40%		3/29/2017	1,640	1,690,292
Glencore Finance Canada Ltd. (Canada)†(a)	5.80%		11/15/2016	500	506,046
Vale Overseas Ltd. (Brazil)(a)	6.25%		1/23/2017	250	256,350
Total					2,984,329

Oil Field Equipment & Services 0.22%
Schlumberger Norge AS (Norway)†(a)	1.95%		9/14/2016	1,000	1,001,949

Rail 0.05%
Kansas City Southern†	1.334%	#	10/28/2016	250	249,702

Real Estate Investment Trusts 0.91%
Equity Commonwealth	6.25%		6/15/2017	250	254,974
HCP, Inc.	5.625%		5/1/2017	250	258,293
HCP, Inc.	6.00%		1/30/2017	1,500	1,539,490
Highwoods Realty LP	5.85%		3/15/2017	500	514,241
Hospitality Properties Trust	5.625%		3/15/2017	1,000	1,025,073
Liberty Property LP	5.50%		12/15/2016	500	509,608
Total					4,101,679

Software/Services 0.05%
Fidelity National Information Services, Inc.	1.45%		6/5/2017	250	249,761

Steel Producers/Products 0.06%
Reliance Steel & Aluminum Co.	6.20%		11/15/2016	250	253,792

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Trucking & Delivery 0.33%
Ryder System, Inc.	5.85%	11/1/2016	$1,475	$1,498,501
Total Corporate Bonds (cost $37,606,777)				37,660,011
Total Short-Term Investments (cost $40,605,457)				40,658,691
Total Investments in Securities 97.16% (cost $438,345,535)				439,416,803
Cash, Foreign Cash and Other Assets in Excess of Liabilities(d) 2.84%				12,857,722
Net Assets 100.00%				$452,274,525

BRL	Brazilian real.
IO	Interest Only.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2016.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at June 30, 2016.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at June 30, 2016:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Argentine peso	Buy	Bank of America	7/5/2016	118,300,000	$7,347,826	$7,863,077	$515,251
Argentine peso	Buy	Bank of America	7/5/2016	55,900,000	3,594,855	3,715,520	120,665
Brazilian real	Buy	Barclays Bank plc	9/9/2016	37,100,000	10,256,836	11,321,384	1,064,548
Brazilian real	Buy	Morgan Stanley	8/12/2016	17,600,000	4,839,685	5,415,163	575,478
Brazilian real	Buy	Morgan Stanley	8/12/2016	1,195,000	322,633	367,677	45,044
Brazilian real	Buy	State Street Bank and Trust	7/13/2016	35,400,000	9,370,037	10,993,561	1,623,524
Chilean peso	Buy	Bank of America	9/9/2016	9,440,000,000	13,762,939	14,179,644	416,705
Chilean peso	Buy	State Street Bank and Trust	8/12/2016	9,320,000,000	13,637,694	14,032,813	395,119
Chinese yuan renminbi	Buy	Standard Chartered Bank	9/9/2016	41,515,000	6,209,522	6,212,263	2,741
Colombian peso	Buy	J.P. Morgan	8/12/2016	33,000,000,000	10,914,503	11,203,712	289,209
Colombian peso	Buy	UBS AG	9/9/2016	49,000,000,000	16,317,016	16,551,321	234,305
Czech koruna	Buy	J.P. Morgan	9/9/2016	104,400,000	4,279,422	4,289,070	9,648
Indonesian rupiah	Buy	Goldman Sachs	8/12/2016	110,000,000,000	8,100,568	8,308,647	208,079
Indonesian rupiah	Buy	J.P. Morgan	9/9/2016	304,500,000,000	22,497,229	22,900,377	403,148
Indonesian rupiah	Buy	J.P. Morgan	9/9/2016	76,300,000,000	5,679,619	5,738,255	58,636

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

Open Forward Foreign Currency Exchange Contracts at June 30, 2016: (continued)

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Israeli new shekel	Buy	J.P. Morgan	9/9/2016	20,000,000	$5,188,203	$5,189,351	$1,148
Malaysian ringgit	Buy	J.P. Morgan	7/13/2016	13,600,000	3,302,574	3,409,803	107,229
Mexican peso	Buy	Bank of America	8/12/2016	23,185,000	1,262,325	1,263,600	1,275
Peruvian Nuevo sol	Buy	Goldman Sachs	9/9/2016	26,680,000	8,057,989	8,058,500	511
Peruvian Nuevo sol	Buy	State Street Bank and Trust	9/9/2016	28,090,000	8,386,326	8,484,380	98,054
Peruvian Nuevo sol	Buy	State Street Bank and Trust	8/12/2016	28,270,000	8,313,483	8,563,852	250,369
Philippine peso	Buy	State Street Bank and Trust	8/12/2016	393,000,000	8,263,246	8,326,869	63,622
Romanian new leu	Buy	J.P. Morgan	9/9/2016	24,200,000	5,931,988	5,942,595	10,607
Russian ruble	Buy	Barclays Bank plc	8/12/2016	640,000,000	9,393,241	9,906,289	513,048
Russian ruble	Buy	J.P. Morgan	9/9/2016	1,430,000,000	21,411,032	21,981,276	570,244
Russian ruble	Buy	J.P. Morgan	7/13/2016	38,000,000	553,291	592,937	39,646
Singapore dollar	Buy	Goldman Sachs	8/12/2016	3,480,000	2,582,010	2,582,455	445
Singapore dollar	Buy	Standard Chartered Bank	8/12/2016	6,600,000	4,786,178	4,897,759	111,581
South African rand	Buy	J.P. Morgan	8/12/2016	59,500,000	3,853,444	4,009,003	155,559
South African rand	Buy	Morgan Stanley	7/13/2016	65,500,000	4,390,395	4,440,139	49,744
South African rand	Buy	State Street Bank and Trust	9/9/2016	230,000,000	15,404,952	15,409,599	4,647
South Korean won	Buy	State Street Bank and Trust	9/9/2016	19,854,000,000	16,984,473	17,205,714	221,241
South Korean won	Buy	State Street Bank and Trust	8/12/2016	3,150,000,000	2,689,894	2,730,586	40,692
Thai baht	Buy	Bank of America	7/13/2016	27,500,000	780,146	782,473	2,327
Thai baht	Buy	State Street Bank and Trust	9/9/2016	461,000,000	13,099,382	13,103,832	4,450
Turkish lira	Buy	Bank of America	9/9/2016	18,680,000	6,318,568	6,390,159	71,591
Turkish lira	Buy	Bank of America	8/12/2016	40,500,000	13,352,526	13,940,655	588,129
Turkish lira	Buy	Citibank	7/13/2016	8,353,000	2,874,610	2,895,076	20,466
Chinese yuan renminbi	Sell	State Street Bank and Trust	7/13/2016	29,530,000	4,474,920	4,429,312	45,608
Canadian dollar	Sell	Standard Chartered Bank	9/9/2016	5,875,000	4,615,233	4,548,097	67,136
Chilean peso	Sell	Bank of America	8/12/2016	297,900,000	448,773	448,538	235
Chilean peso	Sell	State Street Bank and Trust	8/12/2016	3,358,000,000	5,076,342	5,056,028	20,314
Colombian peso	Sell	Barclays Bank plc	8/12/2016	1,580,000,000	538,979	536,420	2,559

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

Open Forward Foreign Currency Exchange Contracts at June 30, 2016: (continued)

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
euro	Sell	Goldman Sachs	7/13/2016	4,150,000	$4,629,688	$4,606,714	$22,974
euro	Sell	J.P. Morgan	7/13/2016	8,900,000	10,213,351	9,879,458	333,893
Hungarian forint	Sell	Bank of America	7/13/2016	201,500,000	714,997	708,245	6,752
Indonesian rupiah	Sell	Barclays Bank plc	8/12/2016	45,920,000,000	3,470,322	3,468,483	1,839
Philippine peso	Sell	J.P. Morgan	7/13/2016	263,000,000	5,704,742	5,580,729	124,013
Philippine peso	Sell	J.P. Morgan	7/13/2016	10,550,000	228,865	223,866	4,999
Polish zloty	Sell	Citibank	7/13/2016	2,150,000	560,802	544,847	15,955
South Korean won	Sell	Standard Chartered Bank	8/12/2016	622,576,000	539,723	539,682	41
Thai baht	Sell	Bank of America	9/9/2016	386,840,000	11,005,405	10,995,849	9,556
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$9,544,599

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Argentine peso	Buy	Citibank	8/29/2016	146,000,000	$9,818,426	$9,430,002	$(388,424)
Argentine peso	Buy	J.P. Morgan	10/3/2016	240,500,000	15,486,156	15,270,008	(216,148)
Argentine peso	Buy	J.P. Morgan	7/5/2016	60,300,000	4,061,974	4,007,976	(53,998)
Argentine peso	Buy	J.P. Morgan	9/13/2016	131,700,000	8,956,137	8,443,334	(512,803)
Argentine peso	Buy	J.P. Morgan	9/13/2016	20,600,000	1,328,175	1,320,673	(7,502)
Chinese yuan renminbi	Buy	Bank of America	7/13/2016	50,358,000	7,735,484	7,564,958	(170,526)
Chinese yuan renminbi	Buy	Bank of America	7/13/2016	49,750,000	7,547,920	7,473,622	(74,298)
Czech koruna	Buy	J.P. Morgan	7/13/2016	94,800,000	4,022,303	3,888,126	(134,177)
Czech koruna	Buy	State Street Bank and Trust	7/13/2016	95,175,000	3,925,136	3,903,506	(21,630)
Hungarian forint	Buy	Barclays Bank plc	7/13/2016	1,375,000,000	5,038,631	4,832,938	(205,693)
Hungarian forint	Buy	Standard Chartered Bank	8/12/2016	5,213,000,000	18,856,786	18,320,429	(536,357)
Indian rupee	Buy	J.P. Morgan	8/12/2016	1,305,000,000	19,326,175	19,200,618	(125,557)
Indian rupee	Buy	State Street Bank and Trust	9/9/2016	850,000,000	12,535,024	12,450,187	(84,837)
Israeli new shekel	Buy	J.P. Morgan	7/13/2016	17,730,000	4,606,780	4,594,576	(12,204)
Israeli new shekel	Buy	Morgan Stanley	7/13/2016	17,600,000	4,721,950	4,560,887	(161,063)
Malaysian ringgit	Buy	Barclays Bank plc	9/9/2016	39,500,000	9,895,037	9,886,335	(8,702)
Malaysian ringgit	Buy	Standard Chartered Bank	7/13/2016	13,770,000	3,509,355	3,452,426	(56,929)
Mexican peso	Buy	J.P. Morgan	9/9/2016	85,360,000	4,666,910	4,638,854	(28,056)
Mexican peso	Buy	J.P. Morgan	8/12/2016	372,000,000	20,466,967	20,274,275	(192,692)
Philippine peso	Buy	Bank of America	7/13/2016	780,000,000	16,824,849	16,551,212	(273,637)

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

Open Forward Foreign Currency Exchange Contracts at June 30, 2016: (concluded)

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Philippine peso	Buy	Goldman Sachs	7/13/2016	21,600,000 $	462,280	$458,341	$(3,939)
Philippine peso	Buy	State Street Bank and Trust	9/9/2016	387,000,000	8,357,087	8,188,743	(168,344)
Polish zloty	Buy	Bank of America	7/13/2016	39,660,000	10,240,814	10,050,532	(190,282)
Polish zloty	Buy	J.P. Morgan	8/12/2016	60,700,000	15,621,455	15,371,075	(250,380)
Polish zloty	Buy	J.P. Morgan	7/13/2016	23,600,000	6,310,985	5,980,650	(330,335)
Polish zloty	Buy	Morgan Stanley	9/9/2016	2,300,000	606,176	582,069	(24,107)
Romanian new leu	Buy	Bank of America	8/12/2016	22,125,000	5,467,337	5,430,989	(36,348)
Romanian new leu	Buy	J.P. Morgan	9/9/2016	21,500,000	5,442,900	5,279,578	(163,322)
Thai baht	Buy	Bank of America	7/13/2016	16,000,000	455,905	455,257	(648)
Brazilian real	Sell	Goldman Sachs	7/13/2016	19,285,000	5,982,442	5,989,006	(6,564)
Brazilian real	Sell	J.P. Morgan	7/13/2016	2,030,000	595,287	630,422	(35,135)
Chilean peso	Sell	State Street Bank and Trust	8/12/2016	187,100,000	272,939	281,710	(8,771)
Colombian peso	Sell	State Street Bank and Trust	8/12/2016	6,198,000,000	2,102,442	2,104,261	(1,819)
euro	Sell	State Street Bank and Trust	7/13/2016	163,000	180,833	180,938	(105)
Hungarian forint	Sell	UBS AG	7/13/2016	1,020,000,000	3,578,038	3,585,161	(7,123)
Indian rupee	Sell	Barclays Bank plc	8/12/2016	15,300,000	203,143	225,110	(1,968)
Indonesian rupiah	Sell	J.P. Morgan	8/12/2016	3,063,000,000	228,719	231,358	(2,639)
Philippine peso	Sell	UBS AG	7/13/2016	144,400,000	3,063,866	3,064,096	(230)
Polish zloty	Sell	Morgan Stanley	7/13/2016	9,400,000	2,376,712	2,382,123	(5,411)
Russian ruble	Sell	State Street Bank and Trust	7/13/2016	38,000,000	582,375	592,937	(10,562)
Russian ruble	Sell	State Street Bank and Trust	8/12/2016	104,000,000	1,606,178	1,609,772	(3,594)
Singapore dollar	Sell	State Street Bank and Trust	8/12/2016	2,740,000	1,999,628	2,033,312	(33,684)
South African rand	Sell	Citibank	7/13/2016	38,525,000	2,603,967	2,611,548	(7,581)
South Korean won	Sell	Morgan Stanley	8/12/2016	265,900,000	228,686	230,496	(1,810)
South Korean won	Sell	State Street Bank and Trust	8/12/2016	211,500,000	178,632	183,339	(4,707)
Taiwan dollar	Sell	J.P. Morgan	9/12/2016	71,470,000	2,212,009	2,223,852	(11,843)
Taiwan dollar	Sell	Morgan Stanley	9/12/2016	8,570,000	266,526	266,663	(137)
Thai baht	Sell	Barclays Bank plc	7/13/2016	4,820,000	136,574	137,146	(572)
Turkish lira	Sell	Morgan Stanley	7/13/2016	800,000	270,764	277,273	(6,509)
Turkish lira	Sell	Morgan Stanley	8/12/2016	11,750,000	4,042,705	4,044,511	(1,806)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(4,585,508)

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

Open Futures Contracts at June 30, 2016:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 2-Year Treasury Note	September 2016	271	Short	$(59,437,922)	$(423,914)
U.S. 5-Year Treasury Note	September 2016	120	Short	(14,659,687)	(237,399)
U.S. 10-Year Treasury Note	September 2016	71	Short	(9,441,891)	(235,195)
Totals				$(83,539,500)	$(896,508)

Credit Default Swaps on Indexes—Sell Protection at June 30, 2016(1):

								Credit
								Default
								Swap
			Original	Current				Agreements
Referenced	Fund	Termination	Notional	Notional	Fair	Payments	Unrealized	Payable at
Index*	Receives	Date	Amount	Amount	Value(2)	Upfront(3)	Appreciation(4)	Fair Value(5)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	$500,000	$26,657	$26,032	$(11,299)	$10,674	$(625)
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	1,000,000	752,035	749,847	(32,836)	30,648	(2,188)
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	500,000	26,657	26,032	(12,988)	12,363	(625)
Markit CMBX. NA.AAA.2(8)	.07%	3/15/2049	1,300,000	69,307	67,682	(64,897)	63,272	(1,625)
						$(122,020)	$116,957	$(5,063)

*	The referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities (See Note 2(n)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $116,957. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Morgan Stanley.
(8)	Swap Counterparty: UBS AG.

Centrally Cleared Interest Rate Swap Contracts at June 30, 2016:

Periodic	Periodic
Payments	Payments
to be Made	to be Received	Central	Termination	Notional	Fair	Unrealized
By The Fund	By The Fund	Clearinghouse	Date	Amount	Value	Depreciation
0.7825%	3-Month LIBOR Index	Credit Suisse	10/6/2016	$23,000,000	$22,992,913	$(7,087)
1.524%	3-Month LIBOR Index	Credit Suisse	1/13/2021	38,000,000	37,031,388	(968,612)
Total						$(975,699)

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2016

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Other	$–	$18,897,697	$1,996,606	(4)	$20,894,303
Remaining Industries	–	30,648,117	–		30,648,117
Corporate Bonds	–	225,927,940	–		225,927,940
Floating Rate Loans(5)
Aerospace/Defense	–	1,082,541	1,500,000		2,582,541
Cable & Satellite Television	–	1,697,053	–		1,697,053
Chemicals	–	250,169	–		250,169
Electronics	–	1,183,042	–		1,183,042
Gaming	–	3,959,283	–		3,959,283
Health Facilities	–	–	249,845		249,845
Media: Content	–	2,146,598	–		2,146,598
Medical Products	–	–	1,061,642		1,061,642
Packaging	–	980,713	–		980,713
Pharmaceuticals	–	1,861,378	–		1,861,378
Specialty Retail	–	467,506	–		467,506
Technology Hardware & Equipment	–	520,166	–		520,166
Telecommunications: Wireline Integrated & Services	–	998,750	727,331		1,726,081
Theaters & Entertainment	–	1,069,160	–		1,069,160
Foreign Government Obligation	–	7,691,392	–		7,691,392
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	11,214,185	–		11,214,185
Government Sponsored Enterprises Pass-Throughs	–	14,100,380	–		14,100,380
Municipal Bonds	–	2,154,423	–		2,154,423
Non-Agency Commercial Mortgage-Backed Securities	–	86,086,510	5,009,325	(4)(6)	91,095,835
U.S. Treasury Obligations	–	12,936,371	–		12,936,371
Commercial Paper	–	2,998,680	–		2,998,680
Total	$–	$428,872,054	$10,544,749		$439,416,803

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS CURRENCY FUND June 30, 2016

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps
Assets	$–	$–	$–	$–
Liabilities	–	(5,063)	–	(5,063)
Forward Foreign Currency Exchange Contracts
Assets	–	9,544,599	–	9,544,599
Liabilities	–	(4,585,508)	–	(4,585,508)
Futures Contracts
Assets	–	–	–	–
Liabilities	(896,508)	–	–	(896,508)
Interest Rate Swaps
Assets	–	–	–	–
Liabilities	–	(975,699)	–	(975,699)
Total	$(896,508)	$3,978,329	$–	$3,081,821

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2016.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(6)	Non-Agency Commercial Mortgage-Backed Securities categorized as Level 3 investment includes A10 Bridge Asset Financing LLC 2015-AA A, Credit Suisse Mortgage Capital Certificates 2014-RS1 MRA, H/2 Asset Funding 2015-1A-AFL, H/2 Asset Funding 2015-1A-AFX, H/2 Asset Funding 2015-1A-BFX and Prima Capital CRE Securitization 2006-1.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

			Government
			Sponsored	Non-Agency
			Enterprises	Commercial
			Collateralized	Mortgage-
	Asset-Backed	Floating	Mortgage	Backed
Investment Type	Securities	Rate Loans	Obligations	Securities
Balance as of January 1, 2016	$2,478,084	$2,100,819	$202,753	$5,621,235
Accrued discounts/premiums	–	127	–	404
Realized gain (loss)	–	314	–	15,782
Change in unrealized appreciation/depreciation	(16,596)	825	–	20,249
Purchases	–	3,249,279	–	–
Sales	–	(1,812,546)	–	(358,182)
Net transfers in or out of Level 3	(464,882)	–	(202,753)	(290,163)
Balance as of June 30, 2016	$1,996,606	$3,538,818	$–	$5,009,325

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)

EMERGING MARKETS LOCAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN CORPORATE BONDS(a) 7.51%

Brazil 0.51%

Banks: Regional
Banco do Brasil SA	9.75%	7/18/2017	BRL	155	$46,298

Colombia 0.96%

Electric: Power
Empresas Publicas de Medellin ESP†	7.625%	9/10/2024	COP	290,000	86,208

Luxembourg 0.56%

Banks: Regional
Russian Agricultural Bank OJSC Via RSHB Capital SA†	8.625%	2/17/2017	RUB	3,300	50,982

Mexico 2.49%

Media 0.86%
Grupo Televisa SAB	8.49%	5/11/2037	MXN	1,400	77,393

Oil 1.63%
Petroleos Mexicanos†	7.65%	11/24/2021	MXN	2,750	146,892
Total					224,285

South Africa 1.87%

Electric: Power 1.21%
Eskom Holdings SOC Ltd.	Zero Coupon	12/31/2018	ZAR	800	40,189
Eskom Holdings SOC Ltd.	9.25%	4/20/2018	ZAR	1,000	69,065
Total					109,254

Transportation: Miscellaneous 0.66%
Transnet SOC Ltd.	8.90%	11/14/2027	ZAR	1,000	59,606
Total					168,860

Turkey 1.12%
Banks: Regional
Akbank TAS†	7.50%	2/5/2018	TRY	305	100,889
Total Foreign Corporate Bonds (cost $1,058,078)					677,522

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS LOCAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(a) 79.16%

Brazil 10.61%

Brazil Letras do Tesouro Nacional	Zero Coupon	1/1/2019	BRL	1,700	$395,748
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2017	BRL	1,193	365,719
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2025	BRL	700	195,815
Total					957,282

Colombia 6.73%
Colombian TES Series B	6.00%	4/28/2028	COP	960,000	289,422
Colombian TES Series B	7.00%	5/4/2022	COP	555,000	190,548
Colombian TES Series B	10.00%	7/24/2024	COP	320,000	127,632
Total					607,602

Hungary 4.49%
Hungary Government Bond	5.50%	12/20/2018	HUF	52,700	202,689
Hungary Government Bond	6.00%	11/24/2023	HUF	27,100	115,727
Hungary Government Bond	7.50%	11/12/2020	HUF	20,100	86,526
Total					404,942

Indonesia 8.90%
Indonesia Treasury Bond	7.00%	5/15/2022	IDR	2,260,000	165,818
Indonesia Treasury Bond	8.375%	3/15/2024	IDR	850,000	68,080
Indonesia Treasury Bond	9.50%	7/15/2031	IDR	4,589,000	401,504
Indonesia Treasury Bond	10.00%	2/15/2028	IDR	1,900,000	168,167
Total					803,569

Malaysia 4.51%
Malaysia Government Bond	3.48%	3/15/2023	MYR	1,040	256,139
Malaysia Government Bond	3.844%	4/15/2033	MYR	640	151,203
Total					407,342

Mexico 4.77%
Mexican Bonos	7.75%	5/29/2031	MXN	2,700	168,667
Mexican Bonos	7.75%	11/13/2042	MXN	1,500	95,665
Mexican Bonos	8.50%	5/31/2029	MXN	2,520	166,323
Total					430,655

Peru 0.46%
Peru Government Bond	6.85%	2/12/2042	PEN	132	41,329

Philippines 4.19%
Republic of Philippines	4.95%	1/15/2021	PHP	17,000	378,537

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS LOCAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Poland 4.16%
Poland Government Bond	3.25%	7/25/2025	PLN	365	$95,728
Poland Government Bond	5.25%	10/25/2020	PLN	535	153,647
Poland Government Bond	5.75%	9/23/2022	PLN	418	126,569
Total					375,944

Romania 3.56%
Romania Government Bond	5.75%	4/29/2020	RON	460	127,744
Romania Government Bond	5.85%	4/26/2023	RON	670	193,147
Total					320,891

Russia 3.59%
Russian Federal Bond—OFZ	7.50%	3/15/2018	RUB	14,430	220,762
Russian Federal Bond—OFZ	7.60%	4/14/2021	RUB	6,785	102,953
Total					323,715

South Africa 10.04%
Republic of South Africa	6.25%	3/31/2036	ZAR	3,753	183,658
Republic of South Africa	7.00%	2/28/2031	ZAR	2,700	150,494
Republic of South Africa	7.25%	1/15/2020	ZAR	2,330	154,121
Republic of South Africa	10.50%	12/21/2026	ZAR	5,525	417,695
Total					905,968

Thailand 4.26%
Thailand Government Bond	3.58%	12/17/2027	THB	2,270	73,960
Thailand Government Bond	3.625%	6/16/2023	THB	3,825	121,690
Thailand Government Bond	3.875%	6/13/2019	THB	6,235	189,253
Total					384,903

Turkey 8.89%
Turkey Government Bond	7.10%	3/8/2023	TRY	980	310,200
Turkey Government Bond	7.40%	2/5/2020	TRY	695	232,311
Turkey Government Bond	8.30%	6/20/2018	TRY	750	259,951
Total					802,462
Total Foreign Government Obligations (cost $7,778,058)					7,145,141
Total Investments in Securities 86.67% (cost $8,836,136)					7,822,663
Cash and Other Assets in Excess of Liabilities(b) 13.33%					1,202,867
Net Assets 100.00%					$9,025,530

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS LOCAL BOND FUND June 30, 2016

BRL	Brazilian real.
COP	Colombian peso.
HUF	Hungarian forint.
IDR	Indonesian rupiah.
MXN	Mexican peso.
MYR	Malaysian ringgit.
PEN	Peruvian nuevo sol.
PHP	Philippine peso.
PLN	Polish zloty.
RON	Romanian new leu.
RUB	Russian ruble.
THB	Thai baht.
TRY	Turkish lira.
ZAR	South African rand.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at June 30, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Buy	State Street Bank and Trust	9/21/2016	40,000	$ 11,125	$ 12,162	$ 1,037
Brazilian real	Buy	State Street Bank and Trust	9/21/2016	1,215,000	349,138	369,422	20,284
Chilean peso	Buy	State Street Bank and Trust	9/21/2016	5,800,000	8,399	8,703	304
Colombian peso	Buy	State Street Bank and Trust	9/21/2016	21,060,000	6,820	7,094	274
Hungarian forint	Buy	State Street Bank and Trust	9/21/2016	24,900,000	86,358	87,501	1,143
Hungarian forint	Buy	State Street Bank and Trust	9/21/2016	4,800,000	16,847	16,868	21
Indonesian rupiah	Buy	State Street Bank and Trust	9/21/2016	2,070,000,000	152,475	155,363	2,888
Indonesian rupiah	Buy	State Street Bank and Trust	9/21/2016	186,125,000	13,698	13,969	271
Malaysian ringgit	Buy	Morgan Stanley	9/21/2016	35,000	8,460	8,756	296
Malaysian ringgit	Buy	State Street Bank and Trust	9/21/2016	1,035,000	251,978	258,940	6,962
Malaysian ringgit	Buy	State Street Bank and Trust	9/21/2016	443,000	110,172	110,831	659
Mexican peso	Buy	Bank of America	9/21/2016	635,000	33,965	34,465	500
Mexican peso	Buy	State Street Bank and Trust	9/21/2016	260,000	13,884	14,112	228

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS LOCAL BOND FUND June 30, 2016

Open Forward Foreign Currency Exchange Contracts at June 30, 2016: (continued)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Mexican peso	Buy	State Street Bank and Trust	9/21/2016	324,000	$ 17,190	$ 17,585	$395
Mexican peso	Buy	State Street Bank and Trust	9/21/2016	3,520,000	188,169	191,050	2,881
Peruvian Nuevo sol	Buy	State Street Bank and Trust	9/21/2016	23,000	6,715	6,937	222
Peruvian Nuevo sol	Buy	State Street Bank and Trust	9/21/2016	175,000	52,114	52,782	668
Polish zloty	Buy	State Street Bank and Trust	9/21/2016	254,000	63,818	64,266	448
Russian ruble	Buy	State Street Bank and Trust	9/21/2016	9,600,000	141,919	147,082	5,163
Russian ruble	Buy	State Street Bank and Trust	9/21/2016	3,170,000	48,434	48,568	134
South Korean won	Buy	State Street Bank and Trust	9/21/2016	98,500,000	84,059	85,370	1,311
Thai baht	Buy	State Street Bank and Trust	9/21/2016	4,100,000	116,114	116,528	414
Turkish lira	Buy	State Street Bank and Trust	9/21/2016	44,000	14,939	15,013	74
Turkish lira	Buy	State Street Bank and Trust	9/21/2016	18,000	6,018	6,142	124
Brazilian real	Sell	State Street Bank and Trust	9/21/2016	177,000	53,865	53,817	48
Canadian dollar	Sell	State Street Bank and Trust	9/21/2016	111,000	86,731	85,930	801
euro	Sell	State Street Bank and Trust	9/21/2016	10,500	11,692	11,685	7
euro	Sell	State Street Bank and Trust	9/21/2016	170,000	192,271	189,192	3,079
Hungarian forint	Sell	State Street Bank and Trust	9/21/2016	29,700,000	106,492	104,369	2,123
Philippine peso	Sell	State Street Bank and Trust	9/21/2016	11,317,000	242,028	239,349	2,679
Romanian new leu	Sell	Bank of America	9/21/2016	51,000	12,534	12,526	8
Romanian new leu	Sell	Goldman Sachs	9/21/2016	40,000	9,873	9,824	49
South African rand	Sell	State Street Bank and Trust	9/21/2016	618,000	41,415	41,305	110
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$55,605

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS LOCAL BOND FUND June 30, 2016

Open Forward Foreign Currency Exchange Contracts at June 30, 2016: (concluded)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Argentine peso	Buy	Bank of America	7/5/2016	1,260,000	$ 84,963	$ 83,749	$ (1,214)
Argentine peso	Buy	Citibank	9/21/2016	1,360,000	88,026	86,852	(1,174)
Colombian peso	Buy	State Street Bank and Trust	9/21/2016	39,280,000	13,266	13,231	(35)
Indian rupee	Buy	State Street Bank and Trust	9/21/2016	10,050,000	147,480	146,929	(551)
Indian rupee	Buy	State Street Bank and Trust	9/21/2016	542,000	7,932	7,924	(8)
Polish zloty	Buy	Morgan Stanley	9/21/2016	2,257,000	572,049	571,063	(986)
Polish zloty	Buy	State Street Bank and Trust	9/21/2016	54,000	13,835	13,663	(172)
Thai baht	Buy	State Street Bank and Trust	9/21/2016	279,000	7,932	7,930	(2)
Brazilian real	Sell	Morgan Stanley	9/21/2016	55,000	14,687	16,723	(2,036)
Brazilian real	Sell	State Street Bank and Trust	9/21/2016	1,460,000	408,106	443,914	(35,808)
Colombian peso	Sell	State Street Bank and Trust	9/21/2016	42,300,000	14,247	14,248	(1)
Colombian peso	Sell	State Street Bank and Trust	9/21/2016	99,000,000	32,560	33,347	(787)
Romanian new leu	Sell	Bank of America	9/21/2016	517,000	125,992	126,981	(989)
Singapore dollar	Sell	State Street Bank and Trust	9/21/2016	173,000	128,014	128,320	(306)
South African rand	Sell	State Street Bank and Trust	9/21/2016	3,392,000	219,124	226,711	(7,587)
Taiwan dollar	Sell	Goldman Sachs	9/21/2016	373,000	11,597	11,607	(10)
Taiwan dollar	Sell	Morgan Stanley	9/21/2016	6,100,000	188,277	189,825	(1,548)
Turkish lira	Sell	Bank of America	9/21/2016	496,000	167,387	169,239	(1,852)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(55,066)

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS LOCAL BOND FUND June 30, 2016

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$–	$677,522	$–	$677,522
Foreign Government Obligations	–	7,145,141	–	7,145,141
Total	$–	$7,822,663	$–	$7,822,663
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$55,605	$–	$55,605
Liabilities	–	(55,066)	–	(55,066)
Total	$–	$539	$–	$539

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2016.

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)
MULTI-ASSET GLOBAL OPPORTUNITY FUND June 30, 2016

		Fair
		Value
Investments	Shares	(000)
LONG-TERM INVESTMENTS 99.78%

EXCHANGE-TRADED FUND 0.77%
WisdomTree Japan Hedged Equity Fund (cost $2,770,816)	50,078	$1,942

INVESTMENTS IN UNDERLYING FUNDS(a) 99.01%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	1,385,375	26,904
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(c)	9,498,292	50,436
Lord Abbett Investment Trust-High Yield Fund-Class I(d)	6,099,986	44,042
Lord Abbett Securities Trust-International Core Equity Fund-Class I(e)	106,751	1,229
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(f)	15,090,689	99,900
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(g)	1,032,991	26,848
Total Investments in Underlying Funds (cost $280,502,660)		249,359

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.12%

Repurchase Agreement
Repurchase Agreement dated 6/30/2016, 0.03% due 7/1/2016 with Fixed Income Clearing Corp. collateralized by $280,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; value: $296,967; proceeds: $286,485 (cost $286,485)	$286	286
Total Investments in Securities 99.90% (cost $283,559,961)		251,587
Other Assets in Excess of Liabilities(h) 0.10%		261
Net Assets 100.00%		$251,848

(a)	Affiliated issuers (See Note 12).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek high total return.
(d)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek long-term capital appreciation.
(f)	Fund investment objective is to seek a high level of total return.
(g)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(h)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND June 30, 2016

Centrally Cleared Credit Default Swaps on Indexes—Sell Protection at June 30, 2016(1):

Referenced	Fund	Termination	Notional	Fair	Payments	Unrealized
Index*	Receives	Date	Amount	Value(2)	Upfront(3)	Appreciation
Markit CDX. NA.HY.26(4)	5.00%	6/20/2021	$5,100,000	$5,255,537	$138,329	$17,208

*	The referenced index is for Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities. (See Note 2(n)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(n)).
(4)	Central Clearinghouse: Credit Suisse.

Open Forward Foreign Currency Exchange Contracts at June 30, 2016:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Australian dollar	Sell	State Street Bank and Trust	7/28/2016	127,000	$98,001	$94,636	$3,365
Swiss franc	Sell	State Street Bank and Trust	7/28/2016	125,000	129,170	128,199	971
euro	Sell	State Street Bank and Trust	8/31/2016	12,475,000	14,015,937	13,872,008	143,929
euro	Sell	State Street Bank and Trust	7/28/2016	388,000	440,685	430,942	9,743
British pound	Sell	Barclays Bank plc	8/30/2016	1,740,000	2,402,818	2,317,517	85,301
British pound	Sell	Standard Chartered Bank	8/31/2016	2,530,000	3,719,584	3,369,753	349,831
British pound	Sell	State Street Bank and Trust	7/28/2016	175,000	256,001	233,013	22,988
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$616,128

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND June 30, 2016

Open Forward Foreign Currency Exchange Contracts at June 30, 2016: (concluded)

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
British pound	Buy	Bank of America	8/30/2016	1,740,000	$2,559,314	$2,317,517	$(241,797)
Japanese yen	Buy	Morgan Stanley	8/30/2016	280,650,000	2,748,781	2,722,434	(26,347)
Australian dollar	Sell	Standard Chartered Bank	8/31/2016	6,040,000	4,357,473	4,495,326	(137,853)
Canadian dollar	Sell	UBS AG	8/31/2016	1,303,000	998,839	1,008,703	(9,864)
Japanese yen	Sell	State Street Bank and Trust	7/29/2016	35,893,000	324,292	347,834	(23,542)
Japanese yen	Sell	Bank of America	8/30/2016	280,650,000	2,553,836	2,722,434	(168,598)
Japanese yen	Sell	State Street Bank and Trust	8/31/2016	284,350,000	2,599,779	2,758,412	(158,633)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(766,634)

Open Futures Contracts at June 30, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E-Mini S&P 500 Index	September 2016	89	Long	$9,301,390	$(61,810)
U.S. 10-Year Treasury Note	September 2016	98	Short	(13,032,469)	(324,641)
Totals				$(3,731,079)	$(386,451)

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET GLOBAL OPPORTUNITY FUND June 30, 2016

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Exchange-Traded Fund	$1,942	$–	$–	$1,942
Investments in Underlying Funds	249,359	–	–	249,359
Repurchase Agreement	–	286	–	286
Total	$251,301	$286	$–	$251,587
Other Financial Instruments
Credit Default Swap
Assets	$–	$17	$–	$17
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	616	–	616
Liabilities	–	(767)	–	(767)
Futures Contracts
Assets	–	–	–	–
Liabilities	(386)	–	–	(386)
Total	$(386)	$(134)	$–	$(520)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of the Underlying Funds.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2016.

See Notes to Financial Statements.	61

Statements of Assets and Liabilities (unaudited)

June 30, 2016

	Emerging Markets	Emerging Markets
	Corporate Debt	Currency
	Fund	Fund
ASSETS:
Investments in securities, at cost	$35,068,273	$438,345,535
Investments in securities, at fair value	$36,382,938	$439,416,803
Deposits with brokers for derivatives collateral	31,050	4,146,919
Cash	577,230	7,634,720
Foreign cash, at value (cost $0 and $8,181, respectively)	–	8,373
Receivables:
Interest and dividends	464,232	2,864,038
Capital shares sold	251,034	2,643,838
Investment securities sold	204,467	822,207
From advisor (See Note 3)	22,651	–
Variation margin for futures contracts	450	–
Unrealized appreciation on forward foreign currency exchange contracts	3,277	9,544,599
Prepaid expenses and other assets	57,626	66,648
Total assets	37,994,955	467,148,145
LIABILITIES:
Payables:
Investment securities purchased	888,880	6,214,917
Capital shares reacquired	21,900	800,151
Management fee	20,710	184,955
12b-1 distribution plan	4,634	15,607
Directors’ fees	1,116	71,515
Fund administration	1,183	14,796
Variation margin for futures contracts	–	42,145
To affiliate (See Note 3)	–	68,243
Variation margin for interest rate swaps	–	111,230
Unrealized depreciation on forward foreign currency exchange contracts	19	4,585,508
Credit default swap agreements payable, at fair value (including upfront payments received of $0 and $122,020)	–	5,063
Distributions payable	124,060	2,623,976
Accrued expenses	36,488	135,514
Total liabilities	1,098,990	14,873,620
NET ASSETS	$36,895,965	$452,274,525
COMPOSITION OF NET ASSETS:
Paid-in capital	$36,250,215	$548,174,903
Distributions in excess of net investment income	(61,647)	(4,641,758)
Accumulated net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(548,560)	(95,652,633)
Net unrealized appreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	1,255,957	4,394,013
Net Assets	$36,895,965	$452,274,525

62	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

June 30, 2016

	Emerging Markets	Emerging Markets
	Corporate Debt	Currency
	Fund	Fund

Net assets by class:
Class A Shares	$13,934,671	$20,680,497
Class B Shares	–	$137,425
Class C Shares	$733,547	$4,920,235
Class F Shares	$10,456,944	$8,891,478
Class I Shares	$11,477,775	$417,158,812
Class R2 Shares	$118,047	$100,816
Class R3 Shares	$118,053	$355,460
Class R4 Shares	$10,668	$9,914
Class R5 Shares	$35,558	$9,939
Class R6 Shares	$10,702	$9,949
Outstanding shares by class:
Class A Shares (350 and 415 million shares of common stock authorized, $.001 par value)	912,340	3,885,635
Class B Shares (0 and 30 million shares of common stock authorized, $.001 par value)	–	25,707
Class C Shares (85 and 100 million shares of common stock authorized, $.001 par value)	48,020	919,188
Class F Shares (85 and 100 million shares of common stock authorized, $.001 par value)	684,435	1,671,595
Class I Shares (185 and 200 million shares of common stock authorized, $.001 par value)	751,438	78,538,485
Class R2 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	7,730	18,907
Class R3 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	7,730	66,930
Class R4 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	698.50	1,863
Class R5 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	2,328	1,871
Class R6 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	701	1,873
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.27	$5.32
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$15.62	$5.44
Class B Shares-Net asset value	–	$5.35
Class C Shares-Net asset value	$15.28	$5.35
Class F Shares-Net asset value	$15.28	$5.32
Class I Shares-Net asset value	$15.27	$5.31
Class R2 Shares-Net asset value	$15.27	$5.33
Class R3 Shares-Net asset value	$15.27	$5.31
Class R4 Shares-Net asset value	$15.27	$5.32
Class R5 Shares-Net asset value	$15.27	$5.31
Class R6 Shares-Net asset value	$15.27	$5.31

See Notes to Financial Statements.	63

Statements of Assets and Liabilities (unaudited)(continued)

June 30, 2016

	Emerging Markets	Multi-Asset
	Local Bond	Global Opportunity
	Fund	Fund
ASSETS:
Investments in securities, at cost	$8,836,136	$3,057,301
Investments in Underlying Funds, at cost	–	280,502,660
Investments in securities, at fair value	$7,822,663	$2,228,510
Investments in Underlying Funds, at fair value	–	249,358,314
Deposits with brokers for derivatives collateral	–	1,165,425
Cash	652,483	–
Receivables:
Interest and dividends	158,967	1,953,000
Capital shares sold	145,476	1,771,735
Investment securities sold	244,227	–
Variation margin for futures contracts	–	111,820
From affiliates (See Note 3)	–	73,721
From advisor (See Note 3)	21,665	3,463
Variation margin for centrally cleared credit default swap agreements	–	21,421
Unrealized appreciation on forward foreign currency exchange contracts	55,605	616,128
Prepaid expenses and other assets	72,906	62,352
Total assets	9,173,992	257,365,889
LIABILITIES:
Payables:
Investment securities purchased	–	2,070,042
Capital shares reacquired	3,642	644,031
Management fee	4,926	20,795
12b-1 distribution plan	1,732	72,519
Directors’ fees	672	45,591
Fund administration	281	8,318
Unrealized depreciation on forward foreign currency exchange contracts	55,066	766,634
Foreign currency overdraft	12	–
Distributions payable	27,459	1,774,464
Accrued expenses	54,672	115,945
Total liabilities	148,462	5,518,339
NET ASSETS	$9,025,530	$251,847,550
COMPOSITION OF NET ASSETS:
Paid-in capital	$11,087,025	$290,326,278
Undistributed (distributions in excess of) net investment income	(171,937)	458,865
Accumulated net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(881,607)	(6,444,708)
Net unrealized depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(1,007,951)	(32,492,885)
Net Assets	$9,025,530	$251,847,550

64	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

June 30, 2016

	Emerging Markets	Multi-Asset
	Local Bond	Global Opportunity
	Fund	Fund

Net assets by class:
Class A Shares	$6,191,467	$151,846,053
Class B Shares	–	$2,175,640
Class C Shares	$468,725	$37,886,531
Class F Shares	$154,719	$6,249,219
Class I Shares	$2,006,692	$10,803,881
Class R2 Shares	$86,979	$370,825
Class R3 Shares	$87,023	$6,799,076
Class R4 Shares	$9,956	$9,404
Class R5 Shares	$9,982	$9,427
Class R6 Shares	$9,987	$35,697,494
Outstanding shares by class (unlimited number of authorized shares of beneficial interest)
Class A Shares (350 and 430 million shares of common stock authorized, $.001 par value)	573,461	14,659,613
Class B Shares (0 and 15 million shares of common stock authorized, $.001 par value)	–	232,106
Class C Shares (85 and 20 million shares of common stock authorized, $.001 par value)	43,428	4,045,143
Class F Shares (85 and 20 million shares of common stock authorized, $.001 par value)	14,345	603,026
Class I Shares (185 and 15 million shares of common stock authorized, $.001 par value)	185,932	1,036,013
Class R2 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	8,060	35,084
Class R3 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	8,064	652,444
Class R4 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	923	908
Class R5 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	925	904
Class R6 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	926	3,422,445
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$10.80	$10.36
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$11.05	$10.60
Class B Shares-Net asset value	–	$ 9.37
Class C Shares-Net asset value	$10.79	$ 9.37
Class F Shares-Net asset value	$10.79	$10.36
Class I Shares-Net asset value	$10.79	$10.43
Class R2 Shares-Net asset value	$10.79	$10.57
Class R3 Shares-Net asset value	$10.79	$10.42
Class R4 Shares-Net asset value	$10.79	$10.36
Class R5 Shares-Net asset value	$10.79	$10.43
Class R6 Shares-Net asset value	$10.79	$10.43

See Notes to Financial Statements.	65

Statements of Operations (unaudited)

For the Six Months Ended June 30, 2016

	Emerging Markets	Emerging Markets
	Corporate Debt	Currency
	Fund	Fund
Investment income:
Interest and other	$934,551	$5,389,694
Total investment income	934,551	5,389,694
Expenses:
Management fee	123,306	1,059,267
12b-1 distribution plan-Class A	12,769	20,249
12b-1 distribution plan-Class B	–	775
12b-1 distribution plan-Class C	2,655	20,472
12b-1 distribution plan-Class F	5,327	4,500
12b-1 distribution plan-Class R2	336	295
12b-1 distribution plan-Class R3	280	822
12b-1 distribution plan-Class R4	13	12
Shareholder servicing	20,077	62,275
Professional	25,656	44,578
Reports to shareholders	4,527	27,330
Fund administration	7,046	84,741
Custody	4,626	21,626
Directors’ fees	490	6,112
Registration	55,603	65,548
Subsidy (See Note 3)	–	292,266
Other	4,124	30,761
Gross expenses	266,835	1,741,629
Expense reductions (See Note 9)	(62)	(81)
Fees waived and expenses reimbursed (See Note 3)	(96,284)	–
Net expenses	170,489	1,741,548
Net investment income	764,062	3,648,146
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	97,182	(2,208,919)
Net realized gain on futures contracts, swaps and foreign currency related transactions	15,992	7,791,319
Net change in unrealized appreciation/depreciation on investments	2,017,370	5,779,783
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(58,627)	7,865,067
Net realized and unrealized gain	2,071,917	19,227,250
Net Increase in Net Assets Resulting From Operations	$2,835,979	$22,875,396

66	See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)

For the Six Months Ended June 30, 2016

	Emerging Markets	Multi-Asset
	Local Bond	Global Opportunity
	Fund	Fund
Investment income:
Dividends received from Underlying Funds	$–	$4,767,479
Dividends received from Exchange-Traded Funds	–	21,784
Interest and other (net of foreign withholding taxes of $2,653 and $0, respectively)	286,993	29,522
Total investment income	286,993	4,818,785
Expenses:
Management fee	28,182	316,112
12b-1 distribution plan-Class A	5,437	191,623
12b-1 distribution plan-Class B	–	12,034
12b-1 distribution plan-Class C	1,886	193,632
12b-1 distribution plan-Class F	67	3,412
12b-1 distribution plan-Class R2	242	1,052
12b-1 distribution plan-Class R3	202	15,993
12b-1 distribution plan-Class R4	12	11
Shareholder servicing	3,613	184,453
Professional	30,492	18,266
Reports to shareholders	2,041	27,734
Fund administration	1,610	17,005
Custody	13,259	6,858
Directors’ fees	112	3,618
Registration	60,919	66,587
Other	4,722	10,494
Gross expenses	152,796	1,068,884
Expense reductions (See Note 9)	(15)	(360)
Expenses assumed by Underlying Funds (See Note 3)	–	(315,939)
Fees waived and expenses reimbursed (See Note 3)	(111,122)	(191,377)
Net expenses	41,659	561,208
Net investment income	245,334	4,257,577
Net realized and unrealized gain (loss):
Net realized loss on investments in Underlying Funds	–	(2,631,645)
Net realized loss on investments in securities	(434,793)	(32,138)
Net realized loss on futures contracts, swaps and foreign currency related transactions	(147,410)	(1,120,738)
Net change in unrealized appreciation/depreciation on investments and Underlying Funds	1,290,005	5,877,840
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(1,226)	(739,474)
Net realized and unrealized gain	706,576	1,353,845
Net Increase in Net Assets Resulting From Operations	$951,910	$5,611,422

See Notes to Financial Statements.	67

Statements of Changes in Net Assets

	Emerging Markets Corporate Debt Fund
	For the Six Months	For the
	Ended June 30, 2016	Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2015
Operations:
Net investment income	$764,062	$954,321
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	113,174	(417,064)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	1,958,743	(678,776)
Net increase (decrease) in net assets resulting from operations	2,835,979	(141,519)
Distributions to shareholders from:
Net investment income
Class A	(294,265)	(455,798)
Class C	(12,315)	(22,655)
Class F	(248,905)	(122,313)
Class I	(264,976)	(434,446)
Class R2	(2,720)	(5,139)
Class R3	(2,720)	(5,140)
Class R4	(234)	(217)
Class R5	(611)	(230)
Class R6	(250)	(233)
Net realized gain
Class A	–	(929)
Class C	–	(51)
Class F	–	(140)
Class I	–	(1,002)
Class R2	–	(9)
Class R3	–	(9)
Class R4	–	(1)
Class R5	–	(1)
Class R6	–	(1)
Total distributions to shareholders	(826,996)	(1,048,314)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	13,632,303	31,403,742
Reinvestment of distributions	810,471	1,008,842
Cost of shares reacquired	(17,465,398)	(6,048,258)
Net increase (decrease) in net assets resulting from capital share transactions	(3,022,624)	26,364,326
Net increase (decrease) in net assets	(1,013,641)	25,174,493
NET ASSETS:
Beginning of period	$37,909,606	$12,735,113
End of period	$36,895,965	$37,909,606
Undistributed (distributions in excess of) net investment income	$(61,647)	$1,287

68	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Emerging Markets Currency Fund
	For the Six Months	For the
	Ended June 30, 2016	Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2015
Operations:
Net investment income	$3,648,146	$6,418,407
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	5,582,400	(56,291,259)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	13,644,850	2,683,853
Net increase (decrease) in net assets resulting from operations	22,875,396	(47,188,999)
Distributions to shareholders from:
Net investment income
Class A	(319,040)	(338,762)
Class B	(1,819)	(2,526)
Class C	(64,713)	(76,540)
Class F	(146,148)	(204,204)
Class I	(6,519,250)	(6,490,974)
Class P	(4)	(26)
Class R2	(1,355)	(1,156)
Class R3	(4,823)	(5,327)
Class R4	(148)	(65)
Class R5	(160)	(70)
Class R6	(165)	(73)
Return of capital
Class A	–	(368,939)
Class B	–	(2,750)
Class C	–	(83,359)
Class F	–	(222,395)
Class I	–	(7,069,187)
Class P	–	(28)
Class R2	–	(1,260)
Class R3	–	(5,801)
Class R4	–	(70)
Class R5	–	(77)
Class R6	–	(79)
Total distributions to shareholders	(7,057,625)	(14,873,668)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	54,685,914	232,336,517
Reinvestment of distributions	6,991,845	14,719,492
Cost of shares reacquired	(103,668,539)	(86,705,055)
Net increase (decrease) in net assets resulting from capital share transactions	(41,990,780)	160,350,954
Net increase (decrease) in net assets	(26,173,009)	98,288,287
NET ASSETS:
Beginning of period	$478,447,534	$380,159,247
End of period	$452,274,525	$478,447,534
Distributions in excess of net investment income	$(4,641,758)	$(1,232,279)

See Notes to Financial Statements.	69

Statements of Changes in Net Assets (continued)

	Emerging Markets Local Bond Fund
	For the Six Months	For the
	Ended June 30, 2016	Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2015
Operations:
Net investment income	$245,334	$479,261
Net realized loss on investments, futures contracts and foreign currency related transactions	(582,203)	(1,263,296)
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	1,288,779	(778,391)
Net increase (decrease) in net assets resulting from operations	951,910	(1,562,426)
Distributions to shareholders from:
Net investment income
Class A	(177,798)	–
Class C	(12,620)	–
Class F	(4,443)	–
Class I	(62,779)	–
Class R2	(2,721)	–
Class R3	(2,722)	–
Class R4	(301)	–
Class R5	(314)	–
Class R6	(316)	–
Return of capital
Class A	–	(358,505)
Class C	–	(23,116)
Class F	–	(9,234)
Class I	–	(121,047)
Class R2	–	(5,247)
Class R3	–	(5,251)
Class R4	–	(275)
Class R5	–	(287)
Class R6	–	(289)
Total distributions to shareholders	(264,014)	(523,251)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	629,062	702,065
Reinvestment of distributions	259,848	512,913
Cost of shares reacquired	(131,428)	(2,784,418)
Net increase (decrease) in net assets resulting from capital share transactions	757,482	(1,569,440)
Net increase (decrease) in net assets	1,445,378	(3,655,117)
NET ASSETS:
Beginning of period	$7,580,152	$11,235,269
End of period	$9,025,530	$7,580,152
Distributions in excess of net investment income	$(171,937)	$(153,257)

70	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Multi-Asset Global Opportunity Fund
	For the Six Months	For the
	Ended June 30, 2016	Year Ended
DECREASE IN NET ASSETS	(unaudited)	December 31, 2015
Operations:
Net investment income	$4,257,577	$7,997,385
Capital gain distributions received from Underlying Funds	–	2,251,880
Capital gain distributions received from Exchange-Traded Funds	–	111,366
Net realized gain (loss) on investments and Underlying Funds	(2,663,783)	2,778,989
Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions	(1,120,738)	1,115,662
Net change in unrealized appreciation/depreciation on investments and Underlying Funds	5,877,840	(36,853,658)
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(739,474)	4,637
Net increase (decrease) in net assets resulting from operations	5,611,422	(22,593,739)
Distributions to shareholders from:
Net investment income
Class A	(2,490,412)	(4,294,398)
Class B	(32,189)	(73,331)
Class C	(552,553)	(945,953)
Class F	(108,448)	(324,545)
Class I	(186,098)	(838,856)
Class R2	(5,149)	(4,371)
Class R3	(99,278)	(156,968)
Class R4	(151)	(98)
Class R5	(161)	(109)
Class R6	(617,801)	(414,563)
Net realized gain
Class A	–	(9,225,306)
Class B	–	(204,873)
Class C	–	(2,733,974)
Class F	–	(637,493)
Class I	–	(609,269)
Class R2	–	(12,351)
Class R3	–	(363,617)
Class R4	–	(522)
Class R5	–	(518)
Class R6	–	(1,962,944)
Total distributions to shareholders	(4,092,240)	(22,804,059)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	13,871,832	112,907,512
Reinvestment of distributions	3,773,258	21,550,767
Cost of shares reacquired	(33,386,280)	(103,434,077)
Net increase (decrease) in net assets resulting from capital share transactions	(15,741,190)	31,024,202
Net decrease in net assets	(14,222,008)	(14,373,596)
NET ASSETS:
Beginning of period	$266,069,558	$280,443,154
End of period	$251,847,550	$266,069,558
Undistributed net investment income	$458,865	$293,528

See Notes to Financial Statements.	71

Financial Highlights

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class A
6/30/2016(c)	$14.45	$0.31	$0.85	$1.16	$(0.34)	$–		$(0.34)
12/31/2015	14.85	0.60	(0.33)	0.27	(0.67)	–	(e)	(0.67)
12/31/2014	14.97	0.66	0.34	1.00	(0.72)	(0.40)		(1.12)
12/6/2013 to 12/31/2013(f)	15.00	0.02	(0.02)	–	(0.03)	–		(0.03)
Class C
6/30/2016(c)	14.45	0.27	0.85	1.12	(0.29)	–		(0.29)
12/31/2015	14.85	0.50	(0.34)	0.16	(0.56)	–	(e)	(0.56)
12/31/2014	14.97	0.52	0.36	0.88	(0.60)	(0.40)		(1.00)
12/6/2013 to 12/31/2013(f)	15.00	0.01	(0.02)	(0.01)	(0.02)	–		(0.02)
Class F
6/30/2016(c)	14.45	0.32	0.86	1.18	(0.35)	–		(0.35)
12/31/2015	14.85	0.56	(0.28)	0.28	(0.68)	–	(e)	(0.68)
12/31/2014	14.97	0.67	0.35	1.02	(0.74)	(0.40)		(1.14)
12/6/2013 to 12/31/2013(f)	15.00	0.02	(0.02)	–	(0.03)	–		(0.03)
Class I
6/30/2016(c)	14.45	0.33	0.85	1.18	(0.36)	–		(0.36)
12/31/2015	14.85	0.63	(0.33)	0.30	(0.70)	–	(e)	(0.70)
12/31/2014	14.97	0.69	0.34	1.03	(0.75)	(0.40)		(1.15)
12/6/2013 to 12/31/2013(f)	15.00	0.02	(0.02)	–	(0.03)	–		(0.03)
Class R2
6/30/2016(c)	14.45	0.33	0.85	1.18	(0.36)	–		(0.36)
12/31/2015	14.85	0.64	(0.34)	0.30	(0.70)	–	(e)	(0.70)
12/31/2014	14.97	0.69	0.34	1.03	(0.75)	(0.40)		(1.15)
12/6/2013 to 12/31/2013(f)	15.00	0.02	(0.02)	–	(0.03)	–		(0.03)
Class R3
6/30/2016(c)	14.45	0.33	0.85	1.18	(0.36)	–		(0.36)
12/31/2015	14.85	0.64	(0.34)	0.30	(0.70)	–	(e)	(0.70)
12/31/2014	14.97	0.69	0.34	1.03	(0.75)	(0.40)		(1.15)
12/6/2013 to 12/31/2013(f)	15.00	0.02	(0.02)	–	(0.03)	–		(0.03)
Class R4
6/30/2016(c)	14.45	0.31	0.85	1.16	(0.34)	–		(0.34)
6/30/2015 to 12/31/2015(h)	14.97	0.29	(0.49)	(0.20)	(0.32)	–	(e)	(0.32)
Class R5
6/30/2016(c)	14.45	0.34	0.84	1.18	(0.36)	–		(0.36)
6/30/2015 to 12/31/2015(h)	14.97	0.31	(0.49)	(0.18)	(0.34)	–	(e)	(0.34)
Class R6
6/30/2016(c)	14.45	0.34	0.84	1.18	(0.36)	–		(0.36)
6/30/2015 to 12/31/2015(h)	14.97	0.31	(0.48)	(0.17)	(0.35)	–	(e)	(0.35)
(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Amount is less than $0.01.
(f)	Commenced on December 6, 2013.
(g)	Annualized.
(h)	Commenced on June 30, 2015.

72	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.27	8.12	(d)	0.52	(d)	0.79	(d)	2.11	(d)	$13,935	80.73	(d)
14.45	1.77		1.05		1.71		4.03		13,843	147.85
14.85	6.76		1.05		2.62		4.27		6,745	293.26
14.97	(0.04	)(d)	1.05	(g)	5.26	(g)	1.84	(g)	4,835	4.14	(d)

15.28	7.85	(d)	0.85	(d)	1.12	(d)	1.80	(d)	734	80.73	(d)
14.45	1.04		1.77		2.46		3.38		581	147.85
14.85	5.90		1.81		3.27		3.34		473	293.26
14.97	(0.09	)(d)	1.86	(g)	6.07	(g)	1.03	(g)	100	4.14	(d)

15.28	8.22	(d)	0.47	(d)	0.74	(d)	2.15	(d)	10,457	80.73	(d)
14.45	1.83		0.95		1.50		3.82		12,604	147.85
14.85	6.86		0.94		2.49		4.36		170	293.26
14.97	(0.04	)(d)	0.95	(g)	5.15	(g)	1.94	(g)	100	4.14	(d)

15.27	8.24	(d)	0.42	(d)	0.70	(d)	2.23	(d)	11,478	80.73	(d)
14.45	1.98		0.85		1.50		4.26		10,634	147.85
14.85	6.97		0.85		2.43		4.47		5,134	293.26
14.97	(0.03	)(d)	0.85	(g)	5.06	(g)	2.03	(g)	4,798	4.14	(d)

15.27	8.24	(d)	0.42	(d)	0.99	(d)	2.23	(d)	118	80.73	(d)
14.45	1.98		0.85		2.14		4.31		109	147.85
14.85	6.97		0.85		3.03		4.47		107	293.26
14.97	(0.30	)(d)	0.85	(g)	5.06	(g)	2.03	(g)	100	4.14	(d)

15.27	8.24	(d)	0.42	(d)	0.94	(d)	2.23	(d)	118	80.73	(d)
14.45	1.98	(d)	0.85		2.04		4.31		109	147.85
14.85	6.97		0.85		2.93		4.47		107	293.26
14.97	(0.30	)(d)	0.85	(g)	5.07	(g)	2.05	(g)	100	4.14	(d)

15.27	8.10	(d)	0.55	(d)	0.82	(d)	2.11	(d)	11	80.73	(d)
14.45	(1.33	)(d)	1.10	(g)	1.71	(g)	3.91	(g)	10	147.85

15.27	8.24	(d)	0.42	(d)	0.70	(d)	2.26	(d)	36	80.73	(d)
14.45	(1.21	)(d)	0.85	(g)	1.46	(g)	4.17	(g)	10	147.85

15.27	8.27	(d)	0.39	(d)	0.65	(d)	2.27	(d)	11	80.73	(d)
14.45	(1.18	)(d)	0.79	(g)	1.37	(g)	4.23	(g)	10	147.85

See Notes to Financial Statements.	73

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital
Class A
6/30/2016(c)	$5.10	$0.04	$0.26	$0.30	$(0.08)	$–	$–
12/31/2015	5.76	0.06	(0.57)	(0.51)	(0.07)	–	(0.08)
12/31/2014	6.25	0.06	(0.40)	(0.34)	(0.15)	–	–
12/31/2013	6.63	0.06	(0.27)	(0.21)	(0.10)	–	(0.07)
12/31/2012	6.15	0.07	0.58	0.65	(0.15)	–	(0.02)
12/31/2011	6.74	0.08	(0.46)	(0.38)	(0.18)	(0.03)	–
Class B
6/30/2016(c)	5.12	0.02	0.27	0.29	(0.06)	–	–
12/31/2015	5.79	0.02	(0.58)	(0.56)	(0.05)	–	(0.06)
12/31/2014	6.28	0.01	(0.39)	(0.38)	(0.11)	–	–
12/31/2013	6.66	0.01	(0.27)	(0.26)	(0.07)	–	(0.05)
12/31/2012	6.18	0.02	0.58	0.60	(0.10)	–	(0.02)
12/31/2011	6.77	0.03	(0.46)	(0.43)	(0.13)	(0.03)	–
Class C
6/30/2016(c)	5.13	0.02	0.27	0.29	(0.07)	–	–
12/31/2015	5.79	0.03	(0.57)	(0.54)	(0.06)	–	(0.06)
12/31/2014	6.29	0.02	(0.40)	(0.38)	(0.12)	–	–
12/31/2013	6.67	0.02	(0.27)	(0.25)	(0.07)	–	(0.06)
12/31/2012	6.19	0.02	0.59	0.61	(0.11)	–	(0.02)
12/31/2011	6.78	0.03	(0.46)	(0.43)	(0.13)	(0.03)	–
Class F
6/30/2016(c)	5.10	0.04	0.26	0.30	(0.08)	–	–
12/31/2015	5.76	0.07	(0.57)	(0.50)	(0.08)	–	(0.08)
12/31/2014	6.25	0.06	(0.39)	(0.33)	(0.16)	–	–
12/31/2013	6.62	0.07	(0.27)	(0.20)	(0.09)	–	(0.08)
12/31/2012	6.15	0.07	0.58	0.65	(0.16)	–	(0.02)
12/31/2011	6.74	0.09	(0.47)	(0.38)	(0.18)	(0.03)	–
Class I
6/30/2016(c)	5.09	0.04	0.27	0.31	(0.09)	–	–
12/31/2015	5.75	0.07	(0.57)	(0.50)	(0.08)	–	(0.08)
12/31/2014	6.24	0.07	(0.39)	(0.32)	(0.17)	–	–
12/31/2013	6.61	0.08	(0.27)	(0.19)	(0.10)	–	(0.08)
12/31/2012	6.14	0.08	0.57	0.65	(0.16)	–	(0.02)
12/31/2011	6.73	0.09	(0.46)	(0.37)	(0.19)	(0.03)	–

74	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Total distri- butions	Net asset value, end of period	Total return(b) (%)	Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$(0.08)	$5.32	5.95 (d)	0.50	(d)	0.77	(d)	$20,680	46.68	(d)
(0.15)	5.10	(8.95)	0.98		1.10		20,466	51.75
(0.15)	5.76	(5.49)	0.98		0.93		30,554	113.20
(0.17)	6.25	(3.21)	0.99		0.97		47,961	105.11
(0.17)	6.63	10.69	1.01		1.02		73,947	141.92
(0.21)	6.15	(5.87)	1.02		1.18		80,034	130.30

(0.06)	5.35	5.71 (d)	0.90	(d)	0.37	(d)	137	46.68	(d)
(0.11)	5.12	(9.79)	1.78		0.30		178	51.75
(0.11)	5.79	(6.20)	1.78		0.13		350	113.20
(0.12)	6.28	(3.95)	1.79		0.18		696	105.11
(0.12)	6.66	9.79	1.80		0.24		1,219	141.92
(0.16)	6.18	(6.55)	1.80		0.44		1,674	130.30

(0.07)	5.35	5.61 (d)	0.80	(d)	0.47	(d)	4,920	46.68	(d)
(0.12)	5.13	(9.44)	1.59		0.49		5,558	51.75
(0.12)	5.79	(6.19)	1.61		0.31		9,675	113.20
(0.13)	6.29	(3.78)	1.62		0.34		17,378	105.11
(0.13)	6.67	9.91	1.68		0.37		28,543	141.92
(0.16)	6.19	(6.44)	1.69		0.51		36,551	130.30

(0.08)	5.32	6.00 (d)	0.45	(d)	0.82	(d)	8,891	46.68	(d)
(0.16)	5.10	(8.86)	0.88		1.19		9,439	51.75
(0.16)	5.76	(5.40)	0.88		1.03		21,550	113.20
(0.17)	6.25	(2.97)	0.89		1.06		36,181	105.11
(0.18)	6.62	10.63	0.91		1.12		71,622	141.92
(0.21)	6.15	(5.77)	0.91		1.27		76,795	130.30

(0.09)	5.31	6.06 (d)	0.40	(d)	0.87	(d)	417,159	46.68	(d)
(0.16)	5.09	(8.79)	0.78		1.29		442,393	51.75
(0.17)	5.75	(5.32)	0.78		1.12		317,393	113.20
(0.18)	6.24	(2.88)	0.80		1.18		295,136	105.11
(0.18)	6.61	10.75	0.80		1.21		271,710	141.92
(0.22)	6.14	(5.68)	0.81		1.40		119,329	130.30

See Notes to Financial Statements.	75

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital
Class R2
6/30/2016(c)	$5.11	$0.03	$0.26	$0.29	$(0.07)	$–	$–
12/31/2015	5.77	0.04	(0.57)	(0.53)	(0.06)	–	(0.07)
12/31/2014	6.26	0.03	(0.39)	(0.36)	(0.13)	–	–
12/31/2013	6.64	0.04	(0.28)	(0.24)	(0.08)	–	(0.06)
12/31/2012	6.16	0.04	0.59	0.63	(0.13)	–	(0.02)
12/31/2011	6.75	0.05	(0.46)	(0.41)	(0.15)	(0.03)	–
Class R3
6/30/2016(c)	5.09	0.03	0.26	0.29	(0.07)	–	–
12/31/2015	5.75	0.04	(0.57)	(0.53)	(0.06)	–	(0.07)
12/31/2014	6.24	0.04	(0.39)	(0.35)	(0.14)	–	–
12/31/2013	6.61	0.04	(0.26)	(0.22)	(0.09)	–	(0.06)
12/31/2012	6.14	0.05	0.57	0.62	(0.13)	–	(0.02)
12/31/2011	6.73	0.06	(0.46)	(0.40)	(0.16)	(0.03)	–
Class R4
6/30/2016(c)	5.10	0.04	0.26	0.30	(0.08)	–	–
6/30/2015 to 12/31/2015(e)	5.53	0.03	(0.39)	(0.36)	(0.03)	–	(0.04)
Class R5
6/30/2016(c)	5.09	0.05	0.26	0.31	(0.09)	–	–
6/30/2015 to 12/31/2015(e)	5.52	0.04	(0.39)	(0.35)	(0.04)	–	(0.04)
Class R6
6/30/2016(c)	5.09	0.05	0.26	0.31	(0.09)	–	–
6/30/2015 to 12/31/2015(e)	5.52	0.04	(0.39)	(0.35)	(0.04)	–	(0.04)
(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on June 30, 2015.
(f)	Annualized.

76	See Notes to Financial Statements.

				Ratios to Average Net Assets:				Supplemental Data:

Total distri- butions	Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$(0.07)	$5.33	5.73	(d)	0.69	(d)	0.57	(d)	$101	46.68	(d)
(0.13)	5.11	(9.30)		1.38		0.70		101	51.75
(0.13)	5.77	(5.85)		1.37		0.51		110	113.20
(0.14)	6.26	(3.59)		1.40		0.58		248	105.11
(0.15)	6.64	10.24		1.41		0.63		300	141.92
(0.18)	6.16	(6.22)		1.41		0.76		218	130.30

(0.07)	5.31	5.81	(d)	0.64	(d)	0.62	(d)	355	46.68	(d)
(0.13)	5.09	(9.24)		1.27		0.81		285	51.75
(0.14)	5.75	(5.77)		1.27		0.65		524	113.20
(0.15)	6.24	(3.35)		1.28		0.70		494	105.11
(0.15)	6.61	10.23		1.29		0.74		617	141.92
(0.19)	6.14	(6.14)		1.31		0.92		411	130.30

(0.08)	5.32	5.94	(d)	0.51	(d)	0.76	(d)	10	46.68	(d)
(0.07)	5.10	(6.44	)(d)	1.01	(f)	1.13	(f)	9	51.75

(0.09)	5.31	6.08	(d)	0.38	(d)	0.88	(d)	10	46.68	(d)
(0.08)	5.09	(6.34	)(d)	0.76	(f)	1.37	(f)	9	51.75

(0.09)	5.31	6.14	(d)	0.33	(d)	0.95	(d)	10	46.68	(d)
(0.08)	5.09	(6.29	)(d)	0.67	(f)	1.47	(f)	9	51.75

See Notes to Financial Statements.	77

Financial Highlights (continued)

EMERGING MARKETS LOCAL BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class A
6/30/2016(c)	$ 9.93	$0.31	$ 0.89	$ 1.20	$(0.33)	$ –	$(0.33)
12/31/2015	12.60	0.62	(2.62)	(2.00)	–	(0.67)	(0.67)
12/31/2014	14.39	0.75	(1.70)	(0.95)	(0.84)	–	(0.84)
6/21/2013 to 12/31/2013(e)	15.00	0.37	(0.51)	(0.14)	(0.47)	–	(0.47)
Class C
6/30/2016(c)	9.93	0.28	0.88	1.16	(0.30)	–	(0.30)
12/31/2015	12.60	0.53	(2.61)	(2.08)	–	(0.59)	(0.59)
12/31/2014	14.38	0.64	(1.69)	(1.05)	(0.73)	–	(0.73)
6/21/2013 to12/31/2013(e)	15.00	0.31	(0.52)	(0.21)	(0.41)	–	(0.41)
Class F
6/30/2016(c)	9.93	0.31	0.89	1.20	(0.34)	–	(0.34)
12/31/2015	12.60	0.63	(2.61)	(1.98)	–	(0.69)	(0.69)
12/31/2014	14.38	0.76	(1.68)	(0.92)	(0.86)	–	(0.86)
6/21/2013 to12/31/2013(e)	15.00	0.38	(0.52)	(0.14)	(0.48)	–	(0.48)
Class I
6/30/2016(c)	9.93	0.32	0.88	1.20	(0.34)	–	(0.34)
12/31/2015	12.60	0.64	(2.61)	(1.97)	–	(0.70)	(0.70)
12/31/2014	14.38	0.79	(1.70)	(0.91)	(0.87)	–	(0.87)
6/21/2013 to12/31/2013(e)	15.00	0.38	(0.52)	(0.14)	(0.48)	–	(0.48)
Class R2
6/30/2016(c)	9.93	0.32	0.88	1.20	(0.34)	–	(0.34)
12/31/2015	12.60	0.64	(2.61)	(1.97)	–	(0.70)	(0.70)
12/31/2014	14.38	0.79	(1.70)	(0.91)	(0.87)	–	(0.87)
6/21/2013 to12/31/2013(e)	15.00	0.34	(0.52)	(0.18)	(0.44)	–	(0.44)
Class R3
6/30/2016(c)	9.93	0.32	0.88	1.20	(0.34)	–	(0.34)
12/31/2015	12.60	0.64	(2.61)	(1.97)	–	(0.70)	(0.70)
12/31/2014	14.38	0.79	(1.70)	(0.91)	(0.87)	–	(0.87)
6/21/2013 to12/31/2013(e)	15.00	0.35	(0.52)	(0.17)	(0.45)	–	(0.45)
Class R4
6/30/2016(c)	9.93	0.31	0.88	1.19	(0.33)	–	(0.33)
6/30/2015 to 12/31/2015(g)	11.53	0.29	(1.58)	(1.29)	–	(0.31)	(0.31)
Class R5
6/30/2016(c)	9.93	0.32	0.89	1.21	(0.35)	–	(0.35)
6/30/2015 to 12/31/2015(g)	11.53	0.30	(1.57)	(1.27)	–	(0.33)	(0.33)
Class R6
6/30/2016(c)	9.93	0.32	0.89	1.21	(0.35)	–	(0.35)
6/30/2015 to 12/31/2015(g)	11.53	0.31	(1.58)	(1.27)	–	(0.33)	(0.33)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on June 21, 2013.
(f)	Annualized.
(g)	Commenced on June 30, 2015.

78	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.80	12.31	(d)	0.52	(d)	1.89	(d)	3.02	(d)	$6,191	28.88	(d)
9.93	(16.32)		1.05		3.22		5.44		5,097	61.85
12.60	(7.05)		1.05		3.01		5.33		8,345	39.30
14.39	(0.97	)(d)	1.02	(f)	5.09	(f)	4.79	(f)	4,950	28.21	(d)

10.79	11.83	(d)	0.86	(d)	2.23	(d)	2.69	(d)	469	28.88	(d)
9.93	(16.92)		1.77		3.98		4.73		387	61.85
12.60	(7.71)		1.82		3.80		4.53		396	39.30
14.38	(1.43	)(d)	1.77	(f)	5.63	(f)	3.97	(f)	226	28.21	(d)

10.79	12.16	(d)	0.47	(d)	1.84	(d)	3.06	(d)	155	28.88	(d)
9.93	(16.23)		0.95		3.10		5.54		129	61.85
12.60	(6.88)		0.95		2.96		5.45		179	39.30
14.38	(0.99	)(d)	0.92	(f)	5.16	(f)	4.84	(f)	116	28.21	(d)

10.79	12.31	(d)	0.42	(d)	1.79	(d)	3.12	(d)	2,007	28.88	(d)
9.93	(16.15)		0.85		3.02		5.65		1,786	61.85
12.60	(6.79)		0.85		2.96		5.58		2,130	39.30
14.38	(0.94	)(d)	0.82	(f)	5.19	(f)	4.94	(f)	2,286	28.21	(d)

10.79	12.31	(d)	0.42	(d)	2.09	(d)	3.12	(d)	87	28.88	(d)
9.93	(16.15)		0.85		3.62		5.65		77	61.85
12.60	(6.79)		0.85		3.56		5.57		92	39.30
14.38	(1.23	)(d)	1.40	(f)	5.79	(f)	4.36	(f)	99	28.21	(d)

10.79	12.31	(d)	0.42	(d)	2.04	(d)	3.12	(d)	87	28.88	(d)
9.93	(16.15)		0.85		3.52		5.65		77	61.85
12.60	(6.79)		0.85		3.46		5.57		92	39.30
14.38	(1.18	)(d)	1.30	(f)	5.69	(f)	4.46	(f)	99	28.21	(d)

10.79	12.19	(d)	0.55	(d)	1.90	(d)	2.99	(d)	10	28.88	(d)
9.93	(11.24	)(d)	1.10	(f)	3.60	(f)	5.50	(f)	9	61.85

10.79	12.33	(d)	0.42	(d)	1.78	(d)	3.11	(d)	10	28.88	(d)
9.93	(11.13	)(d)	0.85	(f)	3.35	(f)	5.74	(f)	9	61.85

10.79	12.36	(d)	0.40	(d)	1.75	(d)	3.13	(d)	10	28.88	(d)
9.93	(11.11	)(d)	0.80	(f)	3.31	(f)	5.79	(f)	9	61.85

See Notes to Financial Statements.	79

Financial Highlights (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital
Class A
6/30/2016(c)	$10.28	$0.17	$ 0.08	$ 0.25	$(0.17)	$ –	$ –
12/31/2015	12.04	0.33	(1.18)	(0.85)	(0.29)	(0.62)	–
12/31/2014	12.49	0.40	(0.12)	0.28	(0.49)	(0.24)	–
12/31/2013	11.42	0.39	1.26	1.65	(0.50)	(0.08)	–
12/31/2012	10.29	0.36	1.16	1.52	(0.38)	–	(0.01)
12/31/2011	11.41	0.35	(1.12)	(0.77)	(0.35)	–	–
Class B
6/30/2016(c)	9.32	0.12	0.06	0.18	(0.13)	–	–
12/31/2015	11.00	0.22	(1.07)	(0.85)	(0.21)	(0.62)	–
12/31/2014	11.46	0.26	(0.08)	0.18	(0.40)	(0.24)	–
12/31/2013	10.53	0.26	1.16	1.42	(0.41)	(0.08)	–
12/31/2012	9.51	0.25	1.09	1.34	(0.31)	–	(0.01)
12/31/2011	10.57	0.24	(1.03)	(0.79)	(0.27)	–	–
Class C
6/30/2016(c)	9.31	0.12	0.07	0.19	(0.13)	–	–
12/31/2015	11.00	0.23	(1.09)	(0.86)	(0.21)	(0.62)	–
12/31/2014	11.47	0.27	(0.09)	0.18	(0.41)	(0.24)	–
12/31/2013	10.54	0.27	1.16	1.43	(0.42)	(0.08)	–
12/31/2012	9.53	0.26	1.07	1.33	(0.31)	–	(0.01)
12/31/2011	10.59	0.25	(1.03)	(0.78)	(0.28)	–	–
Class F
6/30/2016(c)	10.29	0.17	0.07	0.24	(0.17)	–	–
12/31/2015	12.05	0.35	(1.18)	(0.83)	(0.31)	(0.62)	–
12/31/2014	12.49	0.42	(0.11)	0.31	(0.51)	(0.24)	–
12/31/2013	11.43	0.44	1.22	1.66	(0.52)	(0.08)	–
12/31/2012	10.29	0.36	1.19	1.55	(0.40)	–	(0.01)
12/31/2011	11.41	0.37	(1.12)	(0.75)	(0.37)	–	–
Class I
6/30/2016(c)	10.35	0.19	0.07	0.26	(0.18)	–	–
12/31/2015	12.12	0.39	(1.22)	(0.83)	(0.32)	(0.62)	–
12/31/2014	12.56	0.43	(0.11)	0.32	(0.52)	(0.24)	–
12/31/2013	11.49	0.42	1.26	1.68	(0.53)	(0.08)	–
12/31/2012	10.34	0.39	1.18	1.57	(0.41)	–	(0.01)
12/31/2011	11.47	0.38	(1.13)	(0.75)	(0.38)	–	–

80	See Notes to Financial Statements.

			Ratios to Average Net Assets:*						Supplemental Data:

			Total
Total distri- butions	Net asset value, end of period	Total return(b) (%)	expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$(0.17)	$10.36	2.42 (d)	0.18	(d)	0.39	(d)	1.71	(d)	$151,846	7.19	(d)
(0.91)	10.28	(7.43)	0.35		0.74		2.90		160,336	21.63
(0.73)	12.04	2.15	0.34		0.74		3.12		167,387	40.53
(0.58)	12.49	14.66	0.31		0.77		3.20		139,986	23.32
(0.39)	11.42	15.02	0.30		0.80		3.31		110,910	36.34
(0.35)	10.29	(6.89)	0.28		0.84		3.11		108,217	27.66

(0.13)	9.37	1.96 (d)	0.55	(d)	0.76	(d)	1.28	(d)	2,176	7.19	(d)
(0.83)	9.32	(8.13)	1.09		1.48		2.05		2,800	21.63
(0.64)	11.00	1.49	1.08		1.48		2.26		4,533	40.53
(0.49)	11.46	13.70	1.05		1.51		2.32		6,020	23.32
(0.32)	10.53	14.24	1.04		1.54		2.51		6,939	36.34
(0.27)	9.51	(7.56)	0.99		1.55		2.29		8,276	27.66

(0.13)	9.37	2.09 (d)	0.55	(d)	0.76	(d)	1.33	(d)	37,887	7.19	(d)
(0.83)	9.31	(8.18)	1.10		1.49		2.14		42,026	21.63
(0.65)	11.00	1.47	1.08		1.48		2.36		45,990	40.53
(0.50)	11.47	13.76	1.05		1.51		2.45		35,963	23.32
(0.32)	10.54	14.17	1.04		1.53		2.62		29,821	36.34
(0.28)	9.53	(7.48)	0.97		1.53		2.42		26,322	27.66

(0.17)	10.36	2.39 (d)	0.11	(d)	0.32	(d)	1.72	(d)	6,249	7.19	(d)
(0.93)	10.29	(7.28)	0.20		0.59		2.98		8,747	21.63
(0.75)	12.05	2.39	0.19		0.59		3.30		12,885	40.53
(0.60)	12.49	14.73	0.16		0.62		3.60		6,472	23.32
(0.41)	11.43	15.28	0.15		0.65		3.31		2,423	36.34
(0.37)	10.29	(6.72)	0.10		0.66		3.36		3,156	27.66

(0.18)	10.43	2.53 (d)	0.06	(d)	0.27	(d)	1.87	(d)	10,804	7.19	(d)
(0.94)	10.35	(7.23)	0.10		0.48		3.21		10,633	21.63
(0.76)	12.12	2.47	0.09		0.49		3.34		42,754	40.53
(0.61)	12.56	14.85	0.06		0.52		3.44		34,086	23.32
(0.42)	11.49	15.42	0.05		0.55		3.57		22,289	36.34
(0.38)	10.34	(6.69)	0.00		0.57		3.38		14,086	27.66

See Notes to Financial Statements.	81

Financial Highlights (concluded)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital
Class R2
6/30/2016(c)	$10.49	$0.16	$ 0.07	$ 0.23	$(0.15)	$ –	$ –
12/31/2015	12.27	0.32	(1.23)	(0.91)	(0.25)	(0.62)	–
12/31/2014	12.72	0.37	(0.13)	0.24	(0.45)	(0.24)	–
12/31/2013	11.62	0.33	1.30	1.63	(0.45)	(0.08)	–
12/31/2012	10.46	0.34	1.18	1.52	(0.35)	–	(0.01)
12/31/2011	11.55	0.49	(1.26)	(0.77)	(0.32)	–	–
Class R3
6/30/2016(c)	10.34	0.17	0.07	0.24	(0.16)	–	–
12/31/2015	12.11	0.31	(1.20)	(0.89)	(0.26)	(0.62)	–
12/31/2014	12.55	0.37	(0.11)	0.26	(0.46)	(0.24)	–
12/31/2013	11.48	0.36	1.26	1.62	(0.47)	(0.08)	–
12/31/2012	10.34	0.35	1.16	1.51	(0.36)	–	(0.01)
12/31/2011	11.47	0.34	(1.14)	(0.80)	(0.33)	–	–
Class R4
6/30/2016(c)	10.28	0.18	0.07	0.25	(0.17)	–	–
6/30/2015 to 12/31/2015(e)	11.96	0.15	(1.10)	(0.95)	(0.11)	(0.62)	–
Class R5
6/30/2016(c)	10.36	0.19	0.06	0.25	(0.18)	–	–
6/30/2015 to 12/31/2015(e)	12.04	0.17	(1.11)	(0.94)	(0.12)	(0.62)	–
Class R6
6/30/2016(c)	10.35	0.19	0.07	0.26	(0.18)	–	–
6/30/2015 to 12/31/2015(e)	12.04	0.17	(1.11)	(0.94)	(0.13)	(0.62)	–

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commencement on June 30, 2015.
(f)	Annualized.

82	See Notes to Financial Statements.

				Ratios to Average Net Assets:*						Supplemental Data:

				Total
Total distri- butions	Net asset value, end of period	Total return(b) (%)		expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$(0.15)	$10.57	2.20	(d)	0.36	(d)	0.57	(d)	1.58	(d)	$ 371	7.19	(d)
(0.87)	10.49	(7.75)		0.70		1.09		2.81		364	21.63
(0.69)	12.27	1.86		0.69		1.09		2.88		116	40.53
(0.53)	12.72	14.13		0.66		1.12		2.68		89	23.32
(0.36)	11.62	14.71		0.61		1.11		3.05		107	36.34
(0.32)	10.46	(6.77)		0.34		0.93		4.44		88	27.66

(0.16)	10.42	2.29	(d)	0.30	(d)	0.51	(d)	1.63	(d)	6,799	7.19	(d)
(0.88)	10.34	(7.69)		0.58		0.97		2.66		6,322	21.63
(0.70)	12.11	2.01		0.55		0.95		2.91		6,780	40.53
(0.55)	12.55	14.33		0.53		0.99		2.95		5,785	23.32
(0.37)	11.48	14.81		0.52		1.02		3.17		5,211	36.34
(0.33)	10.34	(7.10)		0.47		1.04		3.03		3,285	27.66

(0.17)	10.36	2.43	(d)	0.17	(d)	0.38	(d)	1.75	(d)	9	7.19	(d)
(0.73)	10.28	(8.18	)(d)	0.31	(f)	0.74	(f)	2.79	(f)	9	21.63

(0.18)	10.43	2.53	(d)	0.03	(d)	0.24	(d)	1.89	(d)	9	7.19	(d)
(0.74)	10.36	(8.10	)(d)	0.07	(f)	0.49	(f)	3.03	(f)	9	21.63

(0.18)	10.43	2.56	(d)	0.06	(d)	0.19	(d)	1.87	(d)	35,697	7.19	(d)
(0.75)	10.35	(8.09	)(d)	0.09	(f)	0.37	(f)	3.02	(f)	34,823	21.63

See Notes to Financial Statements.	83

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following four funds (each, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”), Class A, C, F, I, R2, R3, R4, R5 and R6 shares; Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”), Class A, B, C, F, I, P, R2, R3, R4, R5 and R6 shares; Lord Abbett Emerging Markets Local Bond Fund (“Emerging Markets Local Bond Fund”), Class A, C, F, I, R2, R3, R4, R5 and R6 shares and Lord Abbett Multi-Asset Global Opportunity Fund (“Multi-Asset Global Opportunity Fund”), Class A, B, C, F, I, P, R2, R3, R4, R5 and R6 shares. The Funds no longer issue Class B shares for purchase. Emerging Markets Currency Fund no longer has active Class P shares. As of the date of this report, Multi-Asset Global Opportunity Fund has not issued Class P shares. Emerging Markets Corporate Debt Fund and Multi-Asset Global Opportunity Fund are each diversified as defined in the Act and Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are each non-diversified as defined in the Act.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund, Emerging Markets Local Bond Fund and Multi-Asset Global Opportunity Fund’s investment objective is total return. Multi-Asset Global Opportunity Fund invests principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Notes to Financial Statements (unaudited)(continued)

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Exchange Traded Funds (“ETF”) actively traded on any recognized exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Withholding taxes on foreign dividends and interest have been provided for in accordance with the applicable country’s tax rules and rates.

Notes to Financial Statements (unaudited)(continued)

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal periods ended December 31, 2012 through December 31, 2015. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of

Notes to Financial Statements (unaudited)(continued)

holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(m)	Interest Rate Swaps–Each Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a

Notes to Financial Statements (unaudited)(continued)

stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

(n)	Credit Default Swaps–Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market. During the period, Emerging Markets Currency Fund entered into credit default swaps based on CMBX indexes, which are comprised of a basket of commercial mortgage-backed securities. Multi-Asset Global Opportunity Fund entered into a centrally cleared credit default swap based on a CDX high yield index, which are comprised of a basket of high yield securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the

Notes to Financial Statements (unaudited)(continued)

custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. There was minimal counterparty credit risk to the Multi-Asset Global Opportunity Fund during the six months ended June 30, 2016, since the credit default swap entered into was traded through a central clearinghouse, which guarantees against default.

(o)	Floating Rate Loans–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded

Notes to Financial Statements (unaudited)(continued)

commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2016, each Fund had no unfunded loan commitments.

(p)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of June 30, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

Notes to Financial Statements (unaudited)(continued)

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund

First $2 billion	.70%
Next $3 billion	.65%
Over $5 billion	.60%

Emerging Markets Currency Fund

First $1 billion	.50%
Over $1 billion	.45%

Multi-Asset Global Opportunity Fund’s management fee is ..25% of the Fund’s average daily net assets.

For the six months ended June 30, 2016, the effective management fee, net of waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective
Management Fee
Emerging Markets Corporate Debt Fund	.15%
Emerging Markets Currency Fund	.50%
Emerging Markets Local Bond Fund	.00%
Multi-Asset Global Opportunity Fund	.10%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the average daily net assets of each of Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund, Emerging Markets Local Bond Fund and, beginning May 1, 2016, Multi-Asset Global Opportunity Fund.

For the six months ended June 30, 2016 and continuing through April 30, 2017, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

	Classes
	A, C, F, I,
	R2, R3, R4
Fund	and R5	R6
Emerging Markets Corporate Debt Fund	.85%	.77%	(1)
Emerging Markets Local Bond Fund	.85%	.79%	(1)

(1)	Prior to May 1, 2016 Lord Abbett had contractually agreed to waive its fees and reimburse expenses for Class R6 of Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund to the extent necessary to limit total net annual operating expenses to an annual rate of 0.79% and 0.80%, respectively.

For the six months ended June 30, 2016 and continuing through April 30, 2017, Lord Abbett has contractually agreed to waive a portion of its management fee at an annual rate of .15% for Multi-Asset Global Opportunity Fund.

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only on approval of the Board.

Multi-Asset Global Opportunity Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees, fund administration fee and distribution and service fees) of Multi-Asset Global Opportunity Fund in proportion to the average daily value of total Underlying Fund

Notes to Financial Statements (unaudited)(continued)

shares owned by Multi-Asset Global Opportunity Fund. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds in Multi-Asset Global Opportunity Fund’s Statement of Operations and Receivables from affiliates on Multi-Asset Global Opportunity Fund’s Statement of Assets and Liabilities.

The Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund, and Emerging Markets Local Bond Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Service Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees, fund administration fee and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Service Arrangement, if applicable, are included in the Subsidy expense of each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Asset and Liabilities.

As of June 30, 2016, the percentages of Emerging Markets Currency Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Global Opportunity Fund and Lord Abbett Multi-Asset Income Fund were 40.08%, 11.16% and 38.49%, respectively.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A(1)	Class B(2)	Class C(3)	Class F(4)	Class P(2)	Class R2**	Class R3**	Class R4
Service	.15%	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
**	Prior to the sale of shares to unaffiliated investors, service and distribution fees were fully waived.
(1)	The Class A share Rule 12b-1 fee for Multi-Asset Global Opportunity Fund is .25% (.25% service, .00% distribution) of the Fund’s average daily net assets.
(2)	Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund only.
(3)	Except for Multi-Asset Global Opportunity Fund, each Fund’s Class C 12b-1 fee is a blended rate calculated based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.
(4)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended June 30, 2016:

	Distributor	Dealers’
	Commissions	Concessions
Emerging Markets Corporate Debt Fund	$379	$2,591
Emerging Markets Currency Fund	345	2,265
Emerging Markets Local Bond Fund	122	706
Multi-Asset Global Opportunity Fund	10,172	72,260

Notes to Financial Statements (unaudited)(continued)

Distributor received the following amount of CDSCs for the six months ended June 30, 2016:

	Class A	Class C
Emerging Markets Corporate Debt Fund	$–	$–
Emerging Markets Currency Fund	574	171
Emerging Markets Local Bond Fund	–	–
Multi-Asset Global Opportunity Fund	984	3,172

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund and declared and paid quarterly for Multi-Asset Global Opportunity Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2016 and fiscal year ended December 31, 2015 was as follows:

	Emerging Markets		Emerging Markets
	Corporate Debt Fund		Currency Fund
	Six Months Ended		Six Months Ended
	6/30/2016	Year Ended	6/30/2016	Year Ended
	(unaudited)	12/31/2015	(unaudited)	12/31/2015
Distributions paid from:
Ordinary income	$826,996	$1,048,314	$7,057,625	$7,119,723
Return of capital	–	–	–	7,753,945
Total distributions paid	$826,996	$1,048,314	$7,057,625	$14,873,668

	Emerging Markets		Multi-Asset Global
	Local Bond Fund		Opportunity Fund
	Six Months Ended		Six Months Ended
	6/30/2016	Year Ended	6/30/2016	Year Ended
	(unaudited)	12/31/2015	(unaudited)	12/31/2015
Distributions paid from:
Tax-exempt income	$–	$–	$–	$21,272
Ordinary income	264,014	–	4,092,240	7,547,772
Net long-term capital gains	–	–	–	15,235,015
Return of capital	–	523,251	–	–
Total distributions paid	$264,014	$523,251	$4,092,240	$22,804,059

Notes to Financial Statements (unaudited)(continued)

As of December 31, 2015, the capital loss carryforwards, which carry forward indefinitely, were as follows:

Emerging Markets Corporate Debt Fund	$387,152
Emerging Markets Currency Fund	88,940,119
Emerging Markets Local Bond Fund	159,752

As of June 30, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets	Emerging Markets
	Corporate Debt Fund	Currency Fund
Tax cost	$35,193,036	$446,058,055
Gross unrealized gain	1,277,283	3,669,780
Gross unrealized loss	(87,381)	(10,311,032)
Net unrealized security gain (loss)	$1,189,902	$(6,641,252)

	Emerging Markets	Multi-Asset Global
	Local Bond Fund	Opportunity Fund
Tax cost	$8,925,743	$289,098,397
Gross unrealized gain	191,158	4,867,802
Gross unrealized loss	(1,294,238)	(42,379,375)
Net unrealized security loss	$(1,103,080)	$(37,511,573)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, amortization of premium and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

	U.S.	Non-U.S.	U.S.	Non-U.S.
	Government	Government	Government	Government
	Purchases*	Purchases	Sales*	Sales
Emerging Markets Corporate Debt Fund	$–	$27,683,634	$–	$30,959,746
Emerging Markets Currency Fund	23,518,692	153,755,363	30,069,667	150,835,041
Emerging Markets Local Bond Fund	–	2,195,075	–	2,252,431
Multi-Asset Global Opportunity Fund	–	18,392,213	–	35,796,626

*	Includes U.S. Government sponsored enterprises securities.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended June 30, 2016, the following Funds engaged in cross-trades:

			Realized
Fund	Purchases	Sales	Gain/(Loss )
Emerging Markets Currency Fund	$1,737,963	$1,735,563	$(13,728)
Emerging Markets Corporate Debt Fund	–	8,020	(196)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2016 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s

Notes to Financial Statements (unaudited)(continued)

exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits with brokers as collateral.

Multi-Asset Global Opportunity Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended June 30, 2016 (as described in note 2(h)) for investment purposes. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund, and Multi-Asset Global Opportunity Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2016 (as described in note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund entered into credit default swaps on indexes for the six months ended June 30, 2016 (as described in note 2(n)) to hedge credit risk. Credit default swaps on indexes involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. Emerging Markets Currency Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. There is minimal counterparty credit risk to the Multi-Asset Global Opportunity Fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Emerging Markets Currency Fund entered into interest rate swaps for the six months ended June 30, 2016 (as described in note 2(m)) to economically hedge against interest rate risk. The Fund’s use of interest rate swaps involves the risk that Lord Abbett will not accurately predict expectations of interest rates, and the Fund’s returns could be reduced as a result. There is minimal counterparty credit risk to the Fund since interest rate swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared interest rate swaps, the clearinghouse guarantees interest rate swaps against default.

As of June 30, 2016, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Corporate Debt Fund

Asset Derivatives		Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)		$–	$3,277

Liability Derivatives
Futures Contracts(2)		$61,952	$–
Forward Foreign Currency Exchange Contracts(3)		–	19

Emerging Markets Currency Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts(1)	$–	$9,544,599	$–

Liability Derivatives
Credit Default Swaps(4)	$–	$–	$5,063
Futures Contracts(2)	896,508	–	–
Forward Foreign Currency Exchange Contracts(3)	–	4,585,508	–
Interest Rate Swaps(5)	975,699	–	–

Emerging Markets Local Bond Fund

Asset Derivatives			Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)			$55,605

Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)			$55,066

	Multi-Asset Global Opportunity Fund
Asset Derivatives	Equity Index Contracts	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swaps(5)	$–	$–	$–	$17,208
Forward Foreign Currency Exchange Contracts(1)	–	–	616,128	–

Liability Derivatives
Futures Contracts(2)	$61,810	$324,641	$–	$–
Forward Foreign Currency Exchange Contracts(3)	–	–	766,634	–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(3)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(4)	Statements of Assets and Liabilities location: Credit default swap agreements payable, at fair value.

Notes to Financial Statements (unaudited)(continued)

(5)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/ depreciation of interest rate swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments for the six months ended June 30, 2016, were as follows:

	Emerging Markets Corporate Debt Fund

	Interest Rate Contracts	Forward Currency Contracts	Credit Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps	$–	$–	$(539)
Forward Foreign Currency Exchange Contracts	–	29,425	–
Futures Contracts	(8,117)	–	–
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$–	$4,640	$–
Futures Contracts	(63,292)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	–	–	$231,000
Forward Foreign Currency Exchange Contracts(3)	–	$3,588,992	–
Futures Contracts(4)	11	–	–

	Emerging Markets Currency Fund

	Interest Rate Contracts	Forward Currency Contracts	Credit Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps	$–	$–	$(2,368)
Forward Foreign Currency Exchange Contracts	–	9,382,044	–
Futures Contracts	(1,043,299)	–	–
Interest Rate Swaps	(176,705)	–	–
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps	$–	$–	$(1,078)
Forward Foreign Currency Exchange Contracts	–	9,904,958	–
Futures Contracts	(1,183,457)	–	–
Interest Rate Swaps	(974,608)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	–	–	$3,300,000
Forward Foreign Currency Exchange Contracts(3)	–	$610,229,672	–
Futures Contracts(4)	523	–	–
Interest Rate Swaps(3)	$57,428,571	–	–

Notes to Financial Statements (unaudited)(continued)

	Emerging Markets Local Bond Fund

	Interest Rate Contracts	Forward Currency Contracts
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	$–	$(130,422)
Futures Contracts	(5,060)	–
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$–	$–
Futures Contracts	(838)	(11,147)
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	–	$6,015,978
Futures Contracts(4)	1	–

	Multi-Asset Global Opportunity Fund
		Interest	Forward
	Equity	Rate	Currency	Credit
	Contracts	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Centrally Cleared Credit Default Swaps	$–	$–	$–	$113,359
Forward Foreign Currency Exchange Contracts	–	–	(443,654)	–
Futures Contracts	(221,174)	(171,498)	–	–
Net Change in Unrealized Appreciation/Depreciation(2)
Centrally Cleared Credit Default Swaps	$–	$–	$–	$(135,244)
Forward Foreign Currency Exchange Contracts	–	–	(214,209)	–
Futures Contracts	(71,836)	(352,602)	–	–
Average Number of Contracts/Notional Amounts*
Centrally Cleared Credit Default Swaps(3)	–	–	–	$4,228,571
Forward Foreign Currency Exchange Contracts(3)	–	–	$40,225,133	–
Futures Contracts(4)	43	88	–	–

*	Calculated based on the number of contracts or notional amounts for the period ended June 30, 2016.
(1)	Statements of Operations location: Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts.

Notes to Financial Statements (unaudited)(continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statements of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

	Emerging Markets Corporate Debt Fund
	Gross	Gross Amounts	Net Amounts of
	Amounts of	Offset in the	Assets Presented
	Recognized	Statement of Assets	in the Statement of
Description	Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$3,277	$–	$3,277
Repurchase Agreement	1,154,675	–	1,154,675
Total	$1,157,952	$–	$1,157,952

		Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral
Counterparty	Assets and Liabilities	Instruments	Received(a)	Received(a)	Net Amount(b)
Citibank	$3,277	$–	$–	$–	$3,277
Fixed Income Clearing Corp.	1,154,675	–	–	(1,154,675)	–
Total	$1,157,952	$–	$–	$(1,154,675)	$3,277

	Gross	Gross Amounts	Net Amounts of
	Amounts of	Offset in the	Liabilities Presented
	Recognized	Statement of Assets	in the Statement of
Description	Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$19	$–	$19
Total	$19	$–	$19

		Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of
	Liabilities Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral
Counterparty	Assets and Liabilities	Instruments	Pledged(a)	Pledged(a)	Net Amount(c)
State Street Bank and Trust	$19	$–	$–	$–	$19
Total	$19	$–	$–	$–	$19

Notes to Financial Statements (unaudited)(continued)

	Emerging Markets Currency Fund
	Gross	Gross Amounts	Net Amounts of
	Amounts of	Offset in the	Assets Presented
	Recognized	Statement of Assets	in the Statement of
Description	Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$9,544,599	$–	$9,544,599
Total	$9,544,599	$–	$9,544,599

		Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral
Counterparty	Assets and Liabilities	Instruments	Received(a)	Received(a)	Net Amount(b)
Bank of America	$1,732,486	$(745,739)	$(630,000)	$–	$356,747
Barclays Bank plc	1,581,994	(216,935)	(930,000)	–	435,059
Citibank	36,421	(36,421)	–	–	–
Goldman Sachs	232,009	(10,503)	(40,000)	–	181,506
J.P. Morgan Chase	2,107,979	(2,076,791)	–	–	31,188
Morgan Stanley	670,266	(201,468)	(60,000)	–	408,798
Standard Chartered Bank	181,499	(181,499)	–	–	–
State Street Bank and Trust	2,767,640	(338,053)	(1,060,000)	–	1,369,587
UBS AG	234,305	(8,978)	–	–	225,327
Total	$9,544,599	$(3,816,387)	$(2,720,000)	$–	$3,008,212

	Gross	Gross Amounts	Net Amounts of
	Amounts of	Offset in the	Liabilities Presented
	Recognized	Statement of Assets	in the Statement of
Description	Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swaps	$5,063	$–	$5,063
Forward Foreign Currency Exchange Contracts	4,585,508	–	4,585,508
Total	$4,590,571	$–	$4,590,571

		Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of
	Liabilities Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral
Counterparty	Assets and Liabilities	Instruments	Pledged(a)	Pledged(a)	Net Amount(c)
Bank of America	$745,739	$(745,739)	$–	$–	$–
Barclays Bank plc	216,935	(216,935)	–	–	–
Citibank	396,005	(36,421)	(359,584)	–	–
Credit Suisse	2,813	–	–	–	2,813
Goldman Sachs	10,503	(10,503)	–	–	–
J.P. Morgan Chase	2,076,791	(2,076,791)	–	–	–
Morgan Stanley	201,468	(201,468)	–	–	–
Standard Chartered Bank	593,286	(181,499)	(411,787)	–	–
State Street Bank and Trust	338,053	(338,053)	–	–	–
UBS AG	8,978	(8,978)	–	–	–
Total	$4,590,571	$(3,816,387)	$(771,371)	$–	$2,813

Notes to Financial Statements (unaudited)(continued)

	Emerging Markets Local Bond Fund
	Gross	Gross Amounts	Net Amounts of
	Amounts of	Offset in the	Assets Presented
	Recognized	Statement of Assets	in the Statement of
Description	Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$55,605	$–	$55,605
Total	$55,605	$–	$55,605

		Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral
Counterparty	Assets and Liabilities	Instruments	Received(a)	Received(a)	Net Amount(b)
Bank of America	$508	$(508)	$–	$–	$–
Goldman Sachs	49	(10)	–	–	39
Morgan Stanley	296	(296)	–	–	–
State Street Bank and Trust	54,752	(45,257)	–	–	9,495
Total	$55,605	$(46,071)	$–	$–	$9,534

	Gross	Gross Amounts	Net Amounts of
	Amounts of	Offset in the	Liabilities Presented
	Recognized	Statement of Assets	in the Statement of
Description	Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$55,066	$–	$55,066
Total	$55,066	$–	$55,066

		Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of
	Liabilities Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral
Counterparty	Assets and Liabilities	Instruments	Pledged(a)	Pledged(a)	Net Amount(c)
Bank of America	$4,055	$(508)	$–	$–	$3,547
Citibank	1,174	–	–	–	1,174
Goldman Sachs	10	(10)	–	–	–
Morgan Stanley	4,570	(296)	–	–	4,274
State Street Bank and Trust	45,257	(45,257)	–	–	–
Total	$55,066	$(46,071)	$–	$–	$8,995

Notes to Financial Statements (unaudited)(continued)

	Multi-Asset Global Opportunity Fund
	Gross	Gross Amounts	Net Amounts of
	Amounts of	Offset in the	Assets Presented
	Recognized	Statement of Assets	in the Statement of
Description	Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$616,128	$–	$616,128
Repurchase Agreement	286,485	–	286,485
Total	$902,613	$–	$902,613

		Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral
Counterparty	Assets and Liabilities	Instruments	Received(a)	Received(a)	Net Amount(b)
Barclays Bank plc	$85,301	$–	$–	$–	$85,301
Fixed Income Clearing Corp.	286,485	–	–	(286,485)	–
Standard Chartered Bank	349,831	(137,853)	(211,978)	–	–
State Street Bank and Trust	180,996	(180,996)	–	–	–
Total	$902,613	$(318,849)	$(211,978)	$(286,485)	$85,301

	Gross	Gross Amounts	Net Amounts of
	Amounts of	Offset in the	Liabilities Presented
	Recognized	Statement of Assets	in the Statement of
Description	Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$766,634	$–	$766,634
Total	$766,634	$–	$766,634

		Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of
	Liabilities Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral
Counterparty	Assets and Liabilities	Instruments	Pledged(a)	Pledged(a)	Net Amount(c)
Bank of America	$410,395	$–	$(390,000)	$–	$20,395
Morgan Stanley	26,347	–	–	–	26,347
Standard Chartered Bank	137,853	(137,853)	–	–	–
State Street Bank and Trust	182,175	(180,996)	–	–	1,179
UBS AG	9,864	–	–	–	9,864
Total	$766,634	$(318,849)	$(390,000)	$–	$57,785

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2016.
(c)	Net amount represents the amount owed by the Fund by the counterparty as of June 30, 2016.

Notes to Financial Statements (unaudited)(continued)

8.	DIRECTORS’ REMUNERATION

The Company’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. The Facility will continue through August 29, 2016.

During the six months ended June 30, 2016, the Funds did not utilize the Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

Notes to Financial Statements (unaudited)(continued)

12.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Global Opportunity Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) for the six months ended June 30, 2016:

Multi-Asset Global Opportunity Fund
	Balance			Balance		Net Realized	Dividend
	of Shares			of Shares		Gain/(Loss)	Income
	Held at	Gross	Gross	Held at	Fair Value at	1/1/2016 to	1/1/2016 to
Affiliated Issuer	12/31/2015	Additions	Sales	6/30/2016	6/30/2016	6/30/2016	6/30/2016
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund – Class I	1,729,666	25,868	(370,158)	1,385,375	$26,903,987	$337,196	$–
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	9,436,733	564,253	(502,693)	9,498,292	50,435,932	(733,737)	793,312
Lord Abbett Investment Trust – High Yield Fund – Class I	6,332,184	710,076	(942,275)	6,099,986	44,041,898	(939,816)	1,378,934
Lord Abbett Securities Trust – International Core Equity Fund – Class I	–	129,047	(22,297)	106,751	1,228,698	13,636	–
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	16,052,209	508,386	(1,469,907)	15,090,689	99,900,361	(2,644,143)	2,570,020
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	1,187,355	–	(154,364)	1,032,991	26,847,438	1,308,505	–
Lord Abbett Investment Trust-Short Duration Income Fund – Class I	57,948	1,212,784	(1,270,732)	–	–	26,218	25,213
Total					$249,358,314	$(2,632,141)	$4,767,479

13.	INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, and higher transaction costs. These risks generally are greater for emerging markets securities. Foreign investments also may be affected by changes in currency rates or currency controls.

Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its

Notes to Financial Statements (unaudited)(continued)

performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are non-diversified, which means that they each may invest a greater portion of their assets in a single issuer than a diversified fund. Thus, they may be exposed to greater risk.

Each Fund may invest in swap contracts. Swap contracts are bilateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, swap contracts may involve a small investment of cash compared to the risk assumed, with the result that small changes may produce disproportionate and substantial gains or losses to a Fund.

Each Fund may invest in credit default swap and interest rate swap contracts. Such contracts are subject to the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. Credit default swaps are subject to the risk and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the swap is based. Interest rate swaps are subject to the risk that Lord Abbett does not correctly anticipate changes in interest rates.

Illiquid securities may lower a Fund’s returns since it may be unable to sell these securities at its desired time or price. To the extent illiquid securities can be sold, a Fund may have to do so at disadvantageous prices in order to meet requests for the redemption of Fund shares.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of each Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

Each Fund is subject to the general risks and considerations associated with investing in debt securities, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in a Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with junk bonds.

The mortgage-related securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security.

Foreign currency exchange rates may fluctuate significantly over short periods of time. Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund that are denominated in those currencies.

Notes to Financial Statements (unaudited)(continued)

The securities markets of developing or emerging countries tend to be less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Bonds issued or guaranteed by foreign governments and governmental entities (commonly referred to as “sovereign debt”) are subject to the risk that such governments or entities are unable or unwilling to make interest payments and/or repay the principal owed. Each of Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund may have limited recourse in such instances.

Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund believe that their investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of each Fund’s foreign currency gains as nonqualifying income.

The value of Multi-Asset Global Opportunity Fund’s investments will fluctuate in response to various factors related to domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Fund invests through its Underlying Funds. Because equity and fixed income investments can move in different directions or to different degrees, fixed income investments may counteract some of the volatility experienced by equity holdings, but the diminished risk that may accompany this investment approach also may result in lower returns.

These factors can affect each Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

	Six Months Ended
	June 30, 2016		Year Ended
Emerging Markets Corporate Debt Fund	(unaudited	)	December 31, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	174,129	$2,600,825	569,542	$8,508,814
Reinvestment of distributions	18,734	278,474	29,953	444,013
Shares reacquired	(238,366)	(3,471,307)	(95,739)	(1,410,778)
Increase (decrease)	(45,503)	$(592,008)	503,756	$7,542,049

Class C Shares
Shares sold	12,408	$186,193	19,958	$297,313
Reinvestment of distributions	825	12,289	1,511	22,472
Shares reacquired	(5,401)	(80,052)	(13,148)	(193,561)
Increase	7,832	$118,430	8,321	$126,224

Class F Shares
Shares sold	742,204	$10,821,772	1,029,041	$15,143,533
Reinvestment of distributions	16,739	248,712	8,499	124,512
Shares reacquired	(946,510)	(13,882,606)	(176,963)	(2,587,182)
Increase (decrease)	(187,567)	$(2,812,122)	860,577	$12,680,863

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	June 30, 2016		Year Ended
Emerging Markets Corporate Debt Fund	(unaudited	)	December 31, 2015
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	–	$–	488,751	$7,424,082
Reinvestment of distributions	17,782	264,461	27,429	406,863
Shares reacquired	(2,085)	(31,426)	(126,077)	(1,856,737)
Increase	15,697	$233,035	390,103	$5,974,208

Class R2 Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	183	2,720	346	5,149
Shares reacquired	–	–	–	–
Increase	183	$2,720	346	$5,149

Class R3 Shares
Reinvestment of distributions	183	$2,720	346	$5,150
Increase	183	$2,720	346	$5,150

Class R4 Shares(a)
Shares sold	–	$–	668	$10,000
Reinvestment of distributions	16	234	15	218
Increase	16	$234	683	$10,218

Class R5 Shares(a)
Shares sold	1,604	$23,513	668	$10,000
Reinvestment of distributions	41	611	16	231
Shares reacquired	(1)	(7)	–	–
Increase	1,644	$24,117	684	$10,231

Class R6 Shares(a)
Shares sold	–	$–	668	$10,000
Reinvestment of distributions	17	250	16	234
Increase	17	$250	684	$10,234

	Six Months Ended
	June 30, 2016		Year Ended
Emerging Markets Currency Fund	(unaudited	)	December 31, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	246,976	$1,262,287	323,326	$1,756,595
Converted from Class B*	7,501	38,374	12,569	69,327
Reinvestment of distributions	57,065	295,313	121,039	653,791
Shares reacquired	(440,104)	(2,257,949)	(1,746,230)	(9,449,584)
Decrease	(128,562)	$(661,975)	(1,289,296)	$(6,969,871)

Class B Shares
Shares sold	20	$106	195	$1,029
Reinvestment of distributions	330	1,710	917	4,991
Shares reacquired	(1,864)	(9,674)	(14,440)	(76,748)
Converted to Class A*	(7,466)	(38,374)	(12,508)	(69,327)
Decrease	(8,980)	$(46,232)	(25,836)	$(140,055)

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	June 30, 2016		Year Ended
Emerging Markets Currency Fund	(unaudited	)	December 31, 2015
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	24,638	$129,180	56,227	$307,122
Reinvestment of distributions	8,405	43,688	19,797	107,601
Shares reacquired	(197,612)	(1,015,432)	(661,916)	(3,639,417)
Decrease	(164,569)	$(842,564)	(585,892)	$(3,224,694)

Class F Shares
Shares sold	219,824	$1,125,921	578,216	$3,165,976
Reinvestment of distributions	25,570	132,223	68,922	374,016
Shares reacquired	(426,186)	(2,181,314)	(2,537,902)	(13,803,302)
Decrease	(180,792)	$(923,170)	(1,890,764)	$(10,263,310)

Class I Shares
Shares sold	9,990,389	$52,043,182	40,612,981	$226,848,807
Reinvestment of distributions	1,260,423	6,513,440	2,533,796	13,567,438
Shares reacquired	(19,653,319)	(98,122,717)	(11,412,576)	(59,312,827)
Increase (decrease)	(8,402,507)	$(39,566,095)	31,734,201	$181,103,418

Class P Shares
Shares sold	–	$–	1	$3
Reinvestment of distributions	–	–	8	45
Shares reacquired	–	–	(561)	(2,905)
Increase (decrease)	–	$–	(552)	$(2,857)

Class R2 Shares
Shares sold	2,350	$12,110	7,072	$37,976
Reinvestment of distributions	44	227	84	456
Shares reacquired	(3,329)	(17,086)	(6,384)	(35,180)
Increase (decrease)	(935)	$(4,749)	772	$3,252

Class R3 Shares
Shares sold	22,470	$113,128	34,940	$189,009
Reinvestment of distributions	923	4,771	1,989	10,720
Shares reacquired	(12,467)	(64,367)	(72,085)	(385,092)
Increase (decrease)	10,926	$53,532	(35,156)	$(185,363)

Class R4 Shares(a)
Shares sold	–	$–	1,808	$10,000
Reinvestment of distributions	29	148	26	135
Increase	29	$148	1,834	$10,135

Class R5 Shares(a)
Shares sold	–	$–	1,812	$10,000
Reinvestment of distributions	31	160	28	147
Increase	31	$160	1,840	$10,147

Class R6 Shares(a)
Shares sold	–	$–	1,812	$10,000
Reinvestment of distributions	32	165	29	152
Increase	32	$165	1,841	$10,152

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	June 30, 2016		Year Ended
Emerging Markets Local Bond Fund	(unaudited	)	December 31, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	53,130	$555,734	40,499	$478,683
Reinvestment of distributions	17,040	177,136	31,797	356,143
Shares reacquired	(9,952)	(103,341)	(221,177)	(2,650,660)
Increase (decrease)	60,218	$629,529	(148,881)	$(1,815,834)

Class C Shares
Shares sold	4,696	$46,663	16,533	$193,322
Reinvestment of distributions	875	9,099	1,371	15,165
Shares reacquired	(1,084)	(11,209)	(10,384)	(109,449)
Increase	4,487	$44,553	7,520	$99,038

Class F Shares
Shares sold	2,531	$26,665	5	$60
Reinvestment of distributions	429	4,451	817	9,178
Shares reacquired	(1,600)	(16,878)	(2,081)	(24,309)
Increase (decrease)	1,360	$14,238	(1,259)	$(15,071)

Class I Shares
Reinvestment of distributions	6,046	$62,788	10,818	$121,076
Increase	6,046	$62,788	10,818	$121,076

Class R2 Shares
Reinvestment of distributions	262	$2,721	469	$5,249
Increase	262	$2,721	469	$5,249

Class R3 Shares
Reinvestment of distributions	262	$2,722	469	$5,251
Increase	262	$2,722	469	$5,251

Class R4 Shares(a)
Shares sold	–	$–	867	$10,000
Reinvestment of distributions	29	301	27	275
Increase	29	$301	894	$10,275

Class R5 Shares(a)
Shares sold	–	$–	867	$10,000
Reinvestment of distributions	30	314	28	287
Increase	30	$314	895	$10,287

Class R6 Shares(a)
Shares sold	–	$–	867	$10,000
Reinvestment of distributions	31	316	28	289
Increase	31	$316	895	$10,289

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	June 30, 2016		Year Ended
Multi-Asset Global Opportunity Fund	(unaudited	)	December 31, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,003,417	$10,050,595	4,263,454	$49,309,490
Converted from Class B*	30,428	302,750	62,334	729,493
Reinvestment of distributions	233,928	2,413,126	1,184,695	13,110,946
Shares reacquired	(2,202,419)	(22,317,046)	(3,813,481)	(43,382,262)
Increase (decrease)	(934,646)	$(9,550,575)	1,697,002	$19,767,667

Class B Shares
Shares sold	7,854	$70,986	16,526	$178,696
Reinvestment of distributions	3,386	31,606	26,789	270,520
Shares reacquired	(45,944)	(417,205)	(86,495)	(888,995)
Converted to Class A*	(33,632)	(302,750)	(68,472)	(729,493)
Decrease	(68,336)	$(617,363)	(111,652)	$(1,169,272)

Class C Shares
Shares sold	246,857	$2,241,076	1,414,180	$14,911,064
Reinvestment of distributions	55,022	513,385	334,231	3,357,652
Shares reacquired	(768,830)	(6,998,378)	(1,417,141)	(14,640,774)
Increase (decrease)	(466,951)	$(4,243,917)	331,270	$3,627,942

Class F Shares
Shares sold	55,744	$568,509	532,287	$6,345,814
Reinvestment of distributions	8,159	84,198	70,935	792,597
Shares reacquired	(311,273)	(3,106,161)	(822,268)	(9,413,791)
Decrease	(247,370)	$(2,453,454)	(219,046)	$(2,275,380)

Class I Shares
Shares sold	13,876	$138,888	180,415	$2,177,760
Reinvestment of distributions	811	8,421	95,146	1,103,026
Shares reacquired	(5,969)	(59,414)	(2,775,791)	(33,492,460)
Increase (decrease)	8,718	$87,895	(2,500,230)	$(30,211,674)

Class R2 Shares
Shares sold	3,163	$32,845	31,990	$361,085
Reinvestment of distributions	487	5,130	1,514	16,698
Shares reacquired	(3,279)	(33,223)	(8,204)	(89,557)
Increase	371	$4,752	25,300	$288,226

Class R3 Shares
Shares sold	75,868	$768,977	137,417	$1,607,603
Reinvestment of distributions	9,567	99,279	46,733	520,576
Shares reacquired	(44,195)	(454,897)	(132,775)	(1,526,238)
Increase	41,240	$413,359	51,375	$601,941

Class R4 Shares(a)
Shares sold	–	$–	836	$10,000
Reinvestment of distributions	15	151	57	619
Increase	15	$151	893	$10,619

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended
	June 30, 2016			Year Ended
Multi-Asset Global Opportunity Fund	(unaudited		)	December 31, 2015
Class R5 Shares(a)	Shares	Amount		Shares	Amount
Shares sold	–	$–		831	$10,000
Reinvestment of distributions	16	161		57	627
Increase	16	$161		888	$10,627

Class R6 Shares(a)
Shares sold	–	$–		3,145,367	$37,996,000
Reinvestment of distributions	59,479	617,801		217,599	2,377,506
Increase	59,479	$617,801		3,362,966	$40,373,506

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Shares commenced on June 30, 2015.

15.	SUBSEQUENT EVENT

On July 26, 2016, the U.S. Securities and Exchange Commission issued an exemptive order which permits certain registered open-end management investment companies managed by Lord Abbett, including the Funds, to participate in a joint lending and borrowing facility to lend money to and borrow money from each other for temporary purposes.

Investments in Underlying Funds (unaudited)

Multi-Asset Global Opportunity Fund invests in Underlying Funds managed by Lord Abbett. As of June 30, 2016, Multi-Asset Global Opportunity Fund’s investments in the Underlying Funds were allocated as follows:

Underlying Fund Name	% of Investments in Underlying Funds
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund - Class I	10.79%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund - Class I	20.23%
Lord Abbett Investment Trust – High Yield Fund - Class I	17.66%
Lord Abbett Securities Trust – International Core Equity Fund - Class I	0.49%
Lord Abbett Securities Trust – International Dividend Income Fund - Class I	40.06%
Lord Abbett Mid Cap Stock Fund – Class I	10.77%

The Ten Largest Holdings and the Holdings by Sector, as of June 30, 2016, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
M + T Bank Corp.	2.02%
Fifth Third Bancorp	1.90%
Public Service Enterprise GP	1.83%
Whirlpool Corp	1.80%
XL Group PLC	1.78%
Edison International	1.74%
Stanley Black & Decker Inc.	1.71%
Invesco Ltd.	1.69%
General Growth Properties	1.52%
Harris Corp.	1.47%

Holdings by Sector*	% of Investments
Consumer Discretionary	7.78%
Consumer Staples	3.89%
Energy	9.59%
Financials	33.06%
Health Care	4.91%
Industrials	11.43%
Information Technology	8.53%
Materials	5.89%
Telecommunication Services	1.08%
Utilities	13.31%
Repurchase Agreement	0.53%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.875%, 10/15/2017	2.38%
Brazil Letras do Tesouro Nacional, 0.00%, 7/1/2017	1.75%
Shell International Finance BV (Netherlands), 1.0796%, 5/11/2020	1.35%
CNOOC Nexen Finance 2014 ULC (Canada), 1.625%, 4/30/2017	1.14%
Citigroup Commercial Mortgage Trust 2015-SSHP C, 2.54205%, 9/15/2027	0.84%
Canadian Natural Resources Ltd. (Canada) 5.70%, 5/15/2017	0.82%
Spire, Inc.,1.3761%, 8/15/2017	0.82%
Hewlett Packard Enterprise Co., 2.3941%, 10/5/2017	0.81%
Wachovia Bank Commercial Mortgage Trust 2005-C21 D, 5.467327%, 10/15/2044	0.80%
Martin Marietta Materials, Inc., 1.7311%, 6/30/2017	0.79%

Holdings by Sector*	% of Investments
Asset Backed	11.20%
Automotive	2.42%
Banking	6.07%
Basic Industry	3.70%
Capital Goods	1.54%
Consumer Goods	1.72%
Energy	15.56%
Financial Services	2.84%
Foreign Sovereign	1.75%
Healthcare	3.72%
Insurance	0.75%
Leisure	1.69%
Media	2.52%
Mortgage Backed	20.60%
Municipal	0.17%
Real Estate	4.51%
Retail	0.35%
Service	0.60%
Technology & Electronics	4.68%
Telecommunications	1.21%
Transportation	1.15%
U.S.Government	8.70%
Utility	2.55%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Neptune Finco Corp.,10.875%, 10/15/2025	1.61%
ArcelorMittal, 6.125%, 6/1/2025	0.81%
Frontier Communications Corp., 10.50%, 9/15/2022	0.64%
T-Mobile USA, Inc., 6.836%, 4/28/2023	0.63%
Frontier Communications Corp., 11.000%, 9/15/2025	0.61%
AMC Networks, Inc., 4.750%, 12/15/2022	0.59%
MGM Resorts International, 6.000%, 3/15/2023	0.56%
Navient Corp., 5.875%, 3/25/2021	0.55%
WhiteWave Foods Co. (The), 5.375%, 10/01/2022	0.52%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 4/1/2024	0.50%

Holdings by Sector*	% of Investments
Automotive	1.19%
Banking	3.12%
Basic Industry	17.26%
Capital Goods	5.06%
Commercial Mortgage Backed	0.04%
Consumer Goods	4.69%
Energy	16.14%
Financial Services	1.27%
Foreign Sovereign	0.54%
Government Guaranteed	0.23%
Healthcare	6.71%
Insurance	0.81%
Leisure	5.95%
Local-Authority	0.10%
Media	8.78%
Real Estate	0.60%
Retail	6.53%
Services	3.12%
Technology & Electronics	5.97%
Telecommunications	7.15%
Transportation	1.83%
Utility	2.05%
Repurchase Agreement	0.86%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Roche Holding AG Genusschein	3.07%
British American Tobacco plc	2.79%
Astrazeneca plc	2.60%
Shire plc	2.17%
Mitsubishi UFJ Financial Group	2.12%
Anheuser Busch InBev SA	2.12%
Siemens AG Reg.	2.01%
Unilevber NV CVA	1.86%
Renault SA	1.73%
Danone	1.67%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.52%
Consumer Staples	13.91%
Energy	3.79%
Financials	21.08%
Health Care	12.88%
Industrials	15.60%
Information Technology	4.21%
Materials	7.78%
Telecommunication Services	7.45%
Utilities	3.78%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Vtech Holdings Ltd.	0.94%
Fletcher Building Ltd.	1.25%
Enagas SA	2.38%
Sands China Ltd.	1.59%
Aberdeen Asset Mgmt plc	0.79%
Mirvac Group	1.57%
Ascendas Real Estate Inv Trt	1.22%
ITV plc	0.88%
MapleTree Logistics Trust 20	1.18%
Bank of China Ltd.	0.94%

Holdings by Sector*	% of Investments
Consumer Discretionary	6.85%
Consumer Staples	7.98%
Energy	16.19%
Financials	27.11%
Health Care	4.92%
Industrials	7.51%
Information Technology	2.68%
Materials	4.55%
Telecommunication Services	8.41%
Utilities	11.44%
Repurchase Agreement	2.36%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Edison International	3.11%
Sempra Energy	2.59%
Cimarex Energy Co.	2.58%
PPL Corp.	2.49%
XL Group plc (Ireland)	2.35%
Portland General Electric Co.	2.35%
Noble Energy, Inc.	2.28%
M&T Bank Corp.	2.16%
Fidelity National Information Services, Inc	2.07%
Newell Brands, Inc.	1.99%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.82%
Consumer Staples	4.74%
Energy	11.58%
Financials	31.10%
Health Care	6.07%
Industrials	6.30%
Information Technology	11.34%
Materials	4.60%
Repurchase Agreement	1.92%
Utilities	12.53%
Total	100.00%

*	A sector may comprise several industries.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Global Fund, Inc.

Lord Abbett Emerging Markets Corporate Debt Fund

Lord Abbett Emerging Markets Currency Fund

Lord Abbett Emerging Markets Local Bond Fund

Lord Abbett Multi-Asset Global Opportunity Fund

LAGF-3 (08/16)

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 24, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 24, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 24, 2016